Prospectus
July 29, 2016
(As amended October 19, 2016)

Columbia Beyond BRICs ETF
(formerly EGShares Beyond BRICs ETF)

CUSIP	NYSE Arca
19762B103	BBRC
This prospectus provides important information about Columbia Beyond BRICs ETF (the Fund), a passively managed exchange-traded fund (ETF) that is a series of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust) (the Trust), that you should know before investing. Please read it carefully and keep it for future reference.
These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Shares of the Fund are listed and traded on NYSE Arca, Inc. (the Exchange).
No person has been authorized to give any information or to make any representations other than those contained in this prospectus and the Fund’s Statement of Additional Information (SAI) dated July 29, 2016 (which is incorporated by reference into this prospectus and is legally a part of this prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

Columbia Beyond BRICs ETF
2	Prospectus 2016

Columbia Beyond BRICs ETF
Summary of the Fund
Investment Objective
Columbia Beyond BRICs ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Beyond BRICs Index (the BBRC Underlying Index).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)	0.85%
Distribution and/or service (12b-1) fees(b)	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.85%
Less: Fee waivers and/or expense reimbursements(c)	(0.27%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.58%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays all of the operating costs and expenses of the Fund, except for payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other infrequent and/or unusual expenses.
(b)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(c)	Columbia Management Investment Advisers, LLC has entered into a written fee waiver agreement (Fee Waiver Agreement) pursuant to which the Investment Manager has agreed to waive its advisory fee to 0.58% of the Fund’s average daily net assets. The Fee Waiver Agreement will remain in effect and will be contractually binding until August 31, 2018. The Fee Waiver Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by the Investment Manager during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the Investment Management Services Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not shares are redeemed), and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first two years of the other examples. Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example. The example also does not include transaction fees on purchases and redemptions of Creation Units (defined below) because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

1 year	3 years	5 years	10 years
$59	$216	$417	$998
Prospectus 2016	3

Columbia Beyond BRICs ETF
Summary of the Fund (continued)
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the BBRC Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.
Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the BBRC Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines companies from “Beyond BRICs” countries as companies in developing market countries that are included in the BBRC Underlying Index at the time of purchase. The Fund defines “developing market” countries as those that are in frontier market countries (i.e., those that are in the early stages of their economic development) and emerging market countries (i.e., those that are in the intermediate stages of their economic development), and included in the “Advanced Emerging,” “Secondary Emerging” or “Frontier” category of FTSE International Limited’s (FTSE) Country Classification System. Because the BBRC Underlying Index is “Beyond BRICs,” it excludes companies domiciled in Brazil, Russia, India and China (BRIC countries), and it also excludes companies domiciled in Taiwan and Argentina. The Fund may invest in small capitalization (small cap) companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.
The BBRC Underlying Index is a market capitalization-weighted index designed to represent the performance of a diversified basket of 90 liquid companies in emerging and frontier markets excluding BRIC countries, Taiwan and Argentina, as defined by FTSE’s Country Classification System. The BBRC Underlying Index has 75% exposure to emerging markets and 25% exposure to frontier markets at rebalance. The market capitalization of index constituents as of June 30, 2016 ranged from approximately U.S. $1 billion to U.S. $67 billion. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the index.
The Fund intends to replicate the constituent securities of the BBRC Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the BBRC Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.
The Fund will invest in specific countries or geographic regions to approximately the same extent as the BBRC Underlying Index. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the BBRC Underlying Index is concentrated. As of March 31, 2016, the BBRC Underlying Index (and therefore the Fund) is concentrated in the financials industry. In determining whether a publicly traded firm belongs to a specific industry or sector, the BBRC Underlying Index relies on FTSE’s proprietary classification system.
4	Prospectus 2016

Columbia Beyond BRICs ETF
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Securities. The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.
Market Price Variance. As an ETF, the Fund’s shares generally trade in the secondary market on the NYSE Arca, Inc. (the Exchange) at market prices that change throughout the day. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.
Non-Correlation. The Fund’s return may not match the return of the BBRC Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the BBRC Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the BBRC Underlying Index. In addition, the Fund’s NAV may deviate from the BBRC Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the BBRC Underlying Index for that security. To the extent the Investment Manager uses a representative sampling strategy, the Fund may not track the BBRC Underlying Index as closely as it would have if the Investment Manager were using a full replication strategy.
Index-Related Risk. There is no assurance that the sponsor of the BBRC Underlying Index (the Sponsor) will compile the BBRC Underlying Index accurately, or that the BBRC Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the BBRC Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the BBRC Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. As an ETF, Fund shares are not individually redeemable securities. There is no assurance that an active trading market for Fund shares will develop or be maintained. Active market trading of Fund shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the BBRC Underlying Index, as well as generate capital gains taxes.
Concentration. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the BBRC Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.
Financials Industry. Companies in the financials industry are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.
Foreign Investment. The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.
Emerging Markets. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.
Prospectus 2016	5

Columbia Beyond BRICs ETF
Summary of the Fund (continued)
Frontier Markets. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.
Foreign Currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.
Country and Regional. The Fund will invest in specific countries or geographic regions to approximately the same extent as the BBRC Underlying Index. To the extent that the Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of the Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect Fund performance.
Small Cap and Mid Cap Companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Investment Manager, preventing the Fund from tracking the BBRC Underlying Index.
Depositary Receipts. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.
Passive Management. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the BBRC Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Issuer Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Cash Transactions. In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.
International Closed Market Trading. Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Authorized Participants Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (APs). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem shares of the Fund, the Fund’s shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance.
6	Prospectus 2016

Columbia Beyond BRICs ETF
Summary of the Fund (continued)
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 888.800.4347 or visiting columbiathreadneedleetf.com/emergingmarkets.
Columbia Management Investment Advisers, LLC has been the Fund’s investment manager since September 1, 2016.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2014	4.14%
	Worst	3rd Quarter 2015	-17.05%
*	Year to Date return as of June 30, 2016: 6.05%
Average Annual Total Returns as of December 31, 2015
	1 Year	Since Inception (8/15/12)
Return Before Taxes	-22.80%	-6.75%
Return After Taxes on Distributions	-23.60%	-7.21%
Return After Taxes on Distributions and Sale of Fund Shares	-12.25%	-5.00%
FTSE Beyond BRICs IndexSM (reflects no deduction for fees, expenses or taxes, except withholding taxes) (since October 28, 2013)	-21.60%	-11.04%
Underlying Combined Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)(1)	-21.60%	-4.95%

(1)	The Underlying Combined Index reflects the Indxx Beyond BRICs Index through October 25, 2013 and the FTSE Beyond BRICs Net of Tax Index USD thereafter.
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Prospectus 2016	7

Columbia Beyond BRICs ETF
Summary of the Fund (continued)
Purchase and Sale of Fund Shares
The Fund issues and redeems shares only through Authorized Participants (typically broker-dealers) in large blocks of shares, typically 50,000 shares, called Creation Units. Creation Units are issued and redeemed typically for an in-kind basket of securities. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
Tax Information
The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8	Prospectus 2016

Columbia Beyond BRICs ETF
More Information About the Fund
Investment Objective
Columbia Beyond BRICs ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Beyond BRICs Index (the BBRC Underlying Index). The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees (the Board or the Fund’s Board) without shareholder approval upon 60 days’ prior written notice. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Underlying Index. The BBRC Underlying Index is reconstituted annually. Except in certain circumstances described below, the Investment Manager will cause the Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the BBRC Underlying Index, whether occurring as a result of the annual reconstitution or corporate actions or changes to the index methodology in between annual reconstitutions. The Investment Manager will also rebalance the Fund’s portfolio securities, generally, quarterly. In recognition of longer settlement periods for non-U.S. market securities, the Investment Manager may, at times, cause the Fund to purchase or sell portfolio securities following publicly announced adjustments to the weighting or composition of the constituent securities of the BBRC Underlying Index but in advance of the implementation date of such adjustments. The Investment Manager will not cause the Fund to seek temporary defensive positions when equity markets decline or appear to be overvalued.
The Investment Manager intends to cause the Fund’s portfolio to replicate the constituent securities of the BBRC Underlying Index as closely as possible. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Investment Manager may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the BBRC Underlying Index, but may not track the BBRC Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire BBRC Underlying Index. For example, the Investment Manager may use a representative sampling if one or more of the component securities in the BBRC Underlying Index began to raise liquidity concerns, and the Investment Manager may determine to exclude those component securities from the Fund’s portfolio until the liquidity concerns were lifted. When securities are deleted from the BBRC Underlying Index, the Investment Manager will typically remove these securities from the Fund’s portfolio. However, in the discretion of the Investment Manager, the Fund may remain invested in securities that were deleted from the BBRC Underlying Index until the next rebalancing of the Fund.
Definitions of Emerging and Frontier Markets. FTSE, which sponsors the BBRC Underlying Index, defines companies to be from ‘‘emerging market’’ countries and ‘‘frontier market’’ countries based on FTSE’s Country Classification System, which divides countries into four categories: Developed, Advanced Emerging, Secondary Emerging and Frontier. FTSE reviews a number of factors in determining a country’s category, including the country’s per capita gross national income as calculated by the World Bank; market size and the number of listed companies; credit rating; market and regulatory environment; custody and settlement practices; broker-dealer trading landscape; and development of the derivatives market. The BBRC Underlying Index considers ‘‘emerging markets’’ countries to be those included in FTSE’s Advanced Emerging and Secondary Emerging categories, and ‘‘frontier market’’ countries to be those included in FTSE’s Frontier category.
The BBRC Underlying Index is market capitalization-weighted and adjusted for free-float and foreign ownership restrictions. An adjustment for free-float excludes shares of a company that are not freely available for trading in the public equity markets. The BBRC Underlying Index is composed of the top 75 qualifying emerging markets securities ranked by full market capitalization and the top 15 frontier market securities ranked by 6-month average daily trading value. Emerging market countries are each capped quarterly at 15% and securities at 3.75% of the index, and frontier markets securities are each capped quarterly at 3% of the index. FTSE uses the term ‘‘emerging markets’’ to describe a nation’s social or business activity in the process of rapid industrialization, while FTSE uses the term ‘‘frontier markets’’ to describe the equity markets of the smaller and less accessible, but still ‘‘investable,’’ countries of the developing world. The BBRC Underlying Index is rebalanced quarterly and reconstituted annually in September.
Prospectus 2016	9

Columbia Beyond BRICs ETF
More Information About the Fund (continued)
Concentration. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the BBRC Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by the U.S. government are not considered to be issued by members of any industry.
Depositary Receipts. ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (OTC). In general, there is a large, liquid market in the United States for many ADRs.
ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid certain currency risks during the settlement period for either purchases or sales.
GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The Fund will generally price depositary receipts according to the exchange on which the depositary receipts trade for purposes of calculating its daily NAV.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Price Variance. Because the shares of the Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. For example, if the Fund fair values portfolio securities, the Fund’s NAV may deviate from the approximate per share value of the Fund’s published basket of portfolio securities (i.e., the intraday indicative value or IIV), which could result in the market prices for Fund shares deviating from NAV. However, given that Fund shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Fund shares called “Creation Units” directly from the Fund, management believes that large discounts or premiums to the NAV of Fund shares would not be sustained.
Non-Correlation. If the Investment Manager utilizes a representative sampling approach, the Fund’s return may not correlate as well with the return on the BBRC Underlying Index, as would be the case if the Fund held all of the securities in the BBRC Underlying Index with the same weightings as the BBRC Underlying Index. In addition, the Fund incurs a number of operating expenses not applicable to the BBRC Underlying Index, and incurs costs in buying and selling securities, especially when trading the Fund’s portfolio securities to reflect changes in the composition of the BBRC Underlying Index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of the BBRC Underlying Index to the extent the BBRC Underlying Index reflects stale pricing.
Index-Related Risk. During a period when the BBRC Underlying Index contains incorrect constituents, the Fund tracking the BBRC Underlying Index would have market exposure to such constituents and would be underexposed to the BBRC Underlying Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that losses resulting from errors may be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. If exchange officials deem it appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally, trading of shares of the Fund on the Exchange or another national securities exchange may be halted. If the Fund’s shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV.
10	Prospectus 2016

Columbia Beyond BRICs ETF
More Information About the Fund (continued)
Foreign Investment. There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign-domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments. These risks are generally greater in emerging and frontier markets.
Emerging Markets. Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more or less governmental involvement, supervision and regulation in the economy compared to the U.S.; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.
In addition to the heightened risk level for foreign-domiciled companies discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:
■	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
■	Certain national policies, which may restrict the Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
■	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
■	Foreign taxation.
■	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
■	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
■	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
■	The pervasiveness of corruption and crime.
■	Certain emerging market countries may become subject to international sanctions that adversely affect the economy generally and may have a significant adverse effect on particular industries.
In addition, many of the countries in which the Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.
Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries.
Prospectus 2016	11

Columbia Beyond BRICs ETF
More Information About the Fund (continued)
Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in the Fund’s NAV.
Additionally, investments in certain emerging market countries may subject the Fund to a number of tax rules the application of which may be uncertain. Such emerging market countries may amend or revise their existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of an emerging market country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in emerging market countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.
Frontier Markets. Frontier markets are a subset of developing markets. Frontier markets generally have smaller economies or less developed capital markets than emerging markets and, as a result, the risks of investing in emerging markets may be magnified in frontier market countries. In addition, frontier market securities may have less liquidity and may lack established legal, political, regulatory, business, and social frameworks to support securities markets when compared to more developed emerging markets.
Financials. Companies in the financials industry are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently. The financials industry is exposed to risks that may impact the value of investments in the financials industry more severely than investments outside this industry, including operating with substantial financial leverage. The financials industry may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. Securities of financials industry companies may become extremely volatile during financial crises such as the 2008 financial crisis, which affected a wide range of financial services institutions and money markets and caused certain financial services companies to incur large losses or even become insolvent or bankrupt.
Foreign Currency. The Fund may invest in companies whose shares are denominated in a foreign currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.
Small Cap and Mid Cap Companies. Stocks of small cap and mid cap companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, the Fund may at times be unable to sell securities at favorable prices.
Depositary Receipts. The price at which the Fund’s securities may be sold and the value of the Fund’s shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored depositary receipts as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a depositary receipt differs from the local price of the underlying security used by the BBRC Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of the BBRC Underlying Index.
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More Information About the Fund (continued)
Cash Transactions. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions partly or entirely in cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.
Additional Investment Strategies and Policies
This section describes additional securities, instruments and strategies that may be utilized by the Fund that are not principal investment strategies of the Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by the Fund.
Redemption. As an ETF, the Fund intends to rely on an exemptive order issued by the SEC to the Trust that permits the Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell shares of the Fund in secondary market transactions on the Exchange through brokers.
Portfolio Turnover. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.
More information about the Fund’s investment strategies is presented in the Fund’s SAI, which is available from the Fund upon request or at the Fund’s website, columbiathreadneedleetf.com/emergingmarkets.
Disclosure of Portfolio Holdings
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is included in the Fund’s SAI. All holdings of the Fund are posted on a daily basis to the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
Special Risks of Exchange-Traded Funds
Not Individually Redeemable. Shares may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Fund shares to constitute a Creation Unit.
Trading Issues. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.
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Precautionary Notes
A Precautionary Note to Retail Investors. The Depository Trust Company (DTC), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of each series of the Trust, including the Fund. Your ownership of Fund shares will be shown on the records of the DTC participant broker through whom you hold the shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares of the Fund may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the 1933 Act). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares of the Fund with an active selling effort involving solicitation of secondary market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.
A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended (1940 Act), the Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including shares of the Fund. Investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.
Primary Service Providers
The Fund is a series of the Trust, an investment company registered under the 1940 Act. Each series of the Trust is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board appoints the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to mutual funds and ETFs using the Columbia brand and other brands, including the Fund. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund.
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More Information About the Fund (continued)
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement, including fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the investment advisory services provided to the Fund, the Investment Manager is entitled to receive a fee of 0.85% of daily average net assets.
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses through August 31, 2018, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed, do not exceed the annual rate of 0.58%. This agreement may be terminated at any time by the Board, but may not be terminated by Columbia Management during the term of the Agreement. This agreement shall automatically terminate upon the termination of the investment management services agreement or in the event of merger or liquidation of the Fund.
A discussion regarding the basis for the Board’s approval of the investment management services agreement with Columbia Management will be available in the Fund’s semiannual report to shareholders for the fiscal period ended September 30, 2016.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Mr. Lo joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Lo began his investment career in 1998 and earned a B.S. and M.E. from Rensselaer Polytechnic Institute and an M.B.A. from the Stern School of Business at New York University.
Mr. Vallario joined the Investment Manager in September 2016 as a portfolio manager when the Investment Manager acquired Emerging Global Advisors, LLC (EGA), which he joined in 2015 as a Senior Portfolio Manager. Prior to joining EGA, Mr. Vallario was an Executive Director – Quantitative Client Consultant, Northeast Hedge Funds, at MSCI Inc. since 2010. Mr. Vallario began his investment career in 1996 and earned a B.S. from Lehigh University and an M.B.A. from Rutgers University – Newark.
Other Service Providers
ALPS Distributors, Inc. (the Distributor), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund shares.
The Board has adopted a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Fund; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.
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Columbia Beyond BRICs ETF
More Information About the Fund (continued)
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
Index Provider
The BBRC Underlying Index is compiled by FTSE. FTSE is not affiliated with the Fund or Columbia Management. The Fund is entitled to use the BBRC Underlying Index pursuant to a sub-licensing arrangement with Columbia Management, which in turn has a licensing agreement with FTSE. FTSE or its agent also serves as calculation agent for the BBRC Underlying Index (the FTSE Index Calculation Agent). The FTSE Index Calculation Agent is responsible for the management of the day-to-day operations of the BBRC Underlying Index, including calculating the value of the BBRC Underlying Index every 15 seconds, widely disseminating the BBRC Underlying Index values every 15 seconds and tracking corporate actions resulting in adjustments to the BBRC Underlying Index.
The value of BBRC Underlying Index will be disseminated under the following ticker:
FTSE Beyond BRICs Net of Tax Index: TFBBRCNU.
The Fund is not in any way sponsored, endorsed, sold or promoted by FTSE or the London Stock Exchange Group Companies (LSEG) (together the Licensor Parties) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Beyond BRICs Index (upon which the Fund is based), (ii) the figure at which the FTSE Beyond BRICs Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the FTSE Beyond BRICs Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the FTSE Beyond BRICs Index to Columbia Management or to its clients. The FTSE Beyond BRICs Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the FTSE Beyond BRICs Index or (b) under any obligation to advise any person of any error therein.
All rights in the FTSE Beyond BRICs Index vest in FTSE. “FTSE®” is a trade mark of the London Stock Exchange Group Companies and is used by FTSE under license.
FTSE, its affiliates, sources and distribution agents (together, the IIV Calculation Agents) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Fund or any data related thereto (collectively, the Data); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agents do not make any warranties, express or implied to any investor in the Fund, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Fund or other person in connection with the use of the Data. The IIV Calculation Agents shall not be liable to any investors in the Fund or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.
Columbia Management and its licensors do not guarantee the accuracy and/or the completeness of the FTSE Beyond BRICs Index or any data included therein, and neither Columbia Management nor its licensors shall have any liability for any errors, omissions or interruptions therein. Columbia Management and its licensors make no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the FTSE Beyond BRICs Index or any data included therein. Columbia Management and its licensors make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE Beyond BRICs Index or any data included therein. Without limiting any of the foregoing, in no event shall Columbia Management or its licensors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the FTSE Beyond BRICs Index, even if notified of the possibility of such damages.
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Columbia Beyond BRICs ETF
More Information About the Fund (continued)
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager provides various services to the Fund and other Columbia Funds for which it is compensated. Ameriprise Financial and its affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory, Principal Underwriting and Other Service Arrangements — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally,
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More Information About the Fund (continued)
Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Beyond BRICs ETF
Buying and Selling Fund Shares
Most investors will buy and sell shares of the Fund at market prices in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on the Exchange. Fund shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Fund shares through a broker, investors should expect to incur customary brokerage commissions. As a result, investors may receive less than the NAV of the Fund shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.
Share Trading Prices
The trading prices of shares of the Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of portfolio securities every 15 seconds (the intraday indicative value or IIV). The IIV should not be viewed as a “real-time” update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on the Fund’s actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. The Fund, Columbia Management and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, Columbia Management and their affiliates do not make any warranty as to the accuracy of these calculations.
Frequent Purchases and Redemptions of the Fund’s Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions (market timing). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund’s shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its shares at NAV per share, either for cash or for a basket of securities and cash intended to mirror the Fund’s portfolio. The Fund’s shares may then be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (Authorized Participants) and that the vast majority of trading in Fund shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause any of the harmful effects of market timing, which include: dilution, disruption of portfolio management, increases in the Fund’s trading costs, and the realization of capital gains.
To the extent that trades directly with the Fund are effected in-kind (i.e., for securities), those trades also do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades directly with the Fund are effected wholly or partly in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund employs fair valuation pricing, which is intended to minimize potential dilution from market timing. The Fund also imposes transaction fees on in-kind purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an Authorized Participant wholly or partly substitutes cash for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) market timing on the secondary market does not have a material negative impact on the Fund; (b) it is unlikely that market timing would be attempted by an Authorized Participant; and (c) any attempts to market time an Authorized Participant would not be expected to negatively impact the Fund or its shareholders.
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Columbia Beyond BRICs ETF
Buying and Selling Fund Shares (continued)
Pricing Fund Shares
The trading price of the Fund’s shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Fund’s NAV is calculated by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding. The NAV for the Fund is determined once daily as of the end of the Business Day (as defined by this paragraph). A Business Day is any day that the New York Stock Exchange (NYSE) is open and typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the Business Day will be considered to end as of the time of the NYSE’s scheduled close. For purposes of this section only, the Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the end of the Business Day on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the end of the Business Day on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.
Securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. The Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which the Fund’s NAV is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its shares, such as when trading takes place in countries on days that are not a Business Day.
Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the BBRC Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the BBRC Underlying Index. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Fund. Use of a rate different from the rate used by the BBRC Underlying Index may adversely affect the Fund’s ability to track the BBRC Underlying Index.
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Dividends, Distributions and Taxes
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.
As with any investment, you should consider how your investment in the Fund’s shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:
■	The Fund makes distributions;
■	You sell your shares of the Fund listed on the Exchange; and
■	You purchase or redeem Creation Units.
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund generally will not pay federal income tax on the income and gains it distributes to you. The Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. However, the officers of the Trust are authorized in their discretion not to pay a dividend for the Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. The Fund will declare and pay net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. Distributions may be reinvested automatically in additional whole shares of the Fund only if the broker through whom you purchased Fund shares makes such option available.
Annual Statements
Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.
Avoid “Buying a Dividend”
At the time you purchase your Fund shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”
Tax Considerations
Fund Distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
Prospectus 2016	21

Columbia Beyond BRICs ETF
Dividends, Distributions and Taxes (continued)
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund shares generally is treated as long-term capital gain or loss if the Fund shares have been held for more than one year and as short-term capital gain or loss if the Fund shares have been held for one year or less. The ability to deduct capital losses may be limited.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service (IRS), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup Withholding. By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Fund shares. Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
22	Prospectus 2016

Columbia Beyond BRICs ETF
Dividends, Distributions and Taxes (continued)
Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), a 30% withholding tax is imposed on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.
Prospectus 2016	23

Columbia Beyond BRICs ETF
Premium/Discount Information
The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other ETFs, the market price of the Fund’s shares is typically slightly higher or slightly lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.
Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in the Fund’s market price but not in its NAV (or vice versa).
Information showing the difference between the per share NAV of the Fund and the market trading price of shares of the Fund during various time periods is available by visiting the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
24	Prospectus 2016

Columbia Beyond BRICs ETF
Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund since inception. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.
For a share outstanding throughout each period
Columbia Beyond BRICs ETF

	For the Year Ended March 31,			For the Period August 15, 2012(1) Through March 31, 2013
	2016	2015	2014
Net asset value, beginning of year/period	$19.87	$21.01	$21.97	$20.00
Investment operations:
Net investment income(2)	0.40	0.56	0.99	0.17
Net realized and unrealized gain (loss) on investments and foreign currency translations	(3.83)	(1.43)	(1.77)	1.91
Total from investment operations	(3.43)	(0.87)	(0.78)	2.08
Distributions to shareholders:
Net investment income	(0.67)	(0.25)	(0.18)	(0.11)
Net realized gains	—	(0.02)	—	—
Total from investment operations	(0.67)	(0.27)	(0.18)	(0.11)
Net asset value, end of year	$15.77	$19.87	$21.01	$21.97
NET ASSET VALUE TOTAL RETURN(3)	(17.05)%	(4.16)%	(3.51)%	10.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$92,242	$301,041	$49,385	$7,688
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(4)(5)	0.58%	0.58%	0.66%	0.85% (6)
Expenses, prior to expense reimbursements/waivers(4)(5)	0.85%	0.85%	0.85%	2.43% (6)
Net investment income	2.26%	2.65%	4.92%	1.26% (6)
Portfolio turnover rate	32%	33%	63%	1% (7)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reduced.
(4)	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee (See Note 9).
(5)	Effective October 1, 2013, the Fund entered into a fee waiver agreement pursuant to which the Advisor has agreed to waive its advisory fee to 0.58% of the Fund’s average daily net assets (See Note 9).
(6)	Annualized.
(7)	Not annualized.
Prospectus 2016	25

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Columbia Beyond BRICs ETF
225 Franklin Street
Boston, MA 02110
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
225 Franklin Street
Boston, MA 02110
By Telephone: 888.800.4347
Online: columbiathreadneedleetf.com/emergingmarkets
Additionally, you can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust), of which the Fund is a series, is 811-22255.
PRO273_03_F02_(10/16)

Prospectus
July 29, 2016
(As amended October 19, 2016)

Columbia EM Core ex-China ETF
(formerly EGShares EM Core ex-China ETF)

CUSIP	NYSE Arca
19762B202	XCEM
This prospectus provides important information about Columbia EM Core ex-China ETF (the Fund), a passively managed exchange-traded fund (ETF) that is a series of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust) (the Trust), that you should know before investing. Please read it carefully and keep it for future reference.
These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Shares of the Fund are listed and traded on NYSE Arca, Inc. (the Exchange).
No person has been authorized to give any information or to make any representations other than those contained in this prospectus and the Fund’s Statement of Additional Information (SAI) dated July 29, 2016 (which is incorporated by reference into this prospectus and is legally a part of this prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

Columbia EM Core ex-China ETF
2	Prospectus 2016

Columbia EM Core ex-China ETF
Summary of the Fund
Investment Objective
Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index (the XCEM Underlying Index).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)	0.70%
Distribution and/or service (12b-1) fees(b)	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.70%
Less: Fee waivers and/or expense reimbursements(c)	(0.35%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.35%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays all of the operating costs and expenses of the Fund, except for payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other infrequent and/or unusual expenses.
(b)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(c)	Columbia Management Investment Advisers, LLC has entered into a written fee waiver agreement (Fee Waiver Agreement) pursuant to which the Investment Manager has agreed to waive its advisory fee to 0.35% of the Fund’s average daily net assets. The Fee Waiver Agreement will remain in effect and will be contractually binding until August 31, 2018. The Fee Waiver Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by the Investment Manager during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the Investment Management Services Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not shares are redeemed), and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first two years of the other examples. Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example. The example also does not include transaction fees on purchases and redemptions of Creation Units (defined below) because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

1 year	3 years	5 years	10 years
$36	$152	$318	$803
Prospectus 2016	3

Columbia EM Core ex-China ETF
Summary of the Fund (continued)
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from September 2, 2015 (commencement of operations) to March 31, 2016, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the XCEM Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.
Under normal circumstances, the Fund will invest at least 80% of its net assets in the companies included in the XCEM Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. These companies are domiciled in emerging market countries, excluding China and Hong Kong. The Fund defines “emerging market” countries as those that are in the intermediate stages of their economic development and classified by Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) as “Emerging Markets.” The Fund may invest in companies of all capitalization sizes, which includes small capitalization (small cap) companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.
The XCEM Underlying Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 emerging markets companies, excluding companies listed or domiciled in China or Hong Kong. The list of stocks is derived from a universe of publicly traded companies with a total market capitalization of at least $100 million (as of June 1, 2016), which are domiciled in emerging markets, as defined by Columbia Management, excluding China and Hong Kong. The market capitalization of index constituents as of June 30, 2016 ranged from approximately U.S. $700 million to U.S. $180 billion. The XCEM Underlying Index is sponsored by Columbia Management. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the index.
The Fund intends to replicate the constituent securities of the XCEM Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Columbia Management may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the XCEM Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.
The Fund will invest in specific countries or geographic regions to approximately the same extent as the XCEM Underlying Index. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the XCEM Underlying Index is concentrated. As of March 31, 2016, the XCEM Underlying Index (and therefore the Fund) is concentrated in the financials sector. In determining whether a publicly traded firm belongs to a specific industry or sector, the XCEM Underlying Index relies on Columbia Management’s proprietary classification system. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
4	Prospectus 2016

Columbia EM Core ex-China ETF
Summary of the Fund (continued)
Equity Securities. The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.
Market Price Variance. As an ETF, the Fund’s shares generally trade in the secondary market on the NYSE Arca, Inc. (the Exchange) at market prices that change throughout the day. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.
Non-Correlation. The Fund’s return may not match the return of the XCEM Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the XCEM Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the XCEM Underlying Index. In addition, the Fund’s NAV may deviate from the XCEM Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the XCEM Underlying Index for that security. To the extent the Investment Manager uses a representative sampling strategy, the Fund may not track the XCEM Underlying Index as closely as it would have if the Investment Manager were using a full replication strategy.
Index-Related Risk. There is no assurance that the XCEM Underlying Index will be determined, composed or calculated accurately. While Columbia Management, the sponsor of the XCEM Underlying Index, provides descriptions of what the XCEM Underlying Index is designed to achieve, Columbia Management does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the XCEM Underlying Index will be in line with its described index methodology. Gains, losses or costs to the Fund caused by errors to the XCEM Underlying Index may therefore be borne by the Fund and its shareholders. Although Columbia Management maintains compliance policies and procedures designed to prevent conflicts of interest from arising in the portfolio management of the Fund and the personal trading of Columbia Management personnel.
Market Liquidity for Fund Shares. As an ETF, Fund shares are not individually redeemable securities. There is no assurance that an active trading market for Fund shares will develop or be maintained. Active market trading of Fund shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the XCEM Underlying Index, as well as generate capital gains taxes.
Concentration. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the XCEM Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.
Financials Industry. Companies in the financials industry are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.
Non-Diversification. The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s share price.
Foreign Investment. The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.
Emerging Markets. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.
Prospectus 2016	5

Columbia EM Core ex-China ETF
Summary of the Fund (continued)
Foreign Currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.
Country and Regional. The Fund will invest in specific countries or geographic regions to approximately the same extent as the XCEM Underlying Index. To the extent that the Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of the Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect Fund performance.
Small Cap and Mid Cap Companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Investment Manager, preventing the Fund from tracking the XCEM Underlying Index.
Depositary Receipts. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.
Passive Management. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the XCEM Underlying Index.
Issuer Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Cash Transactions. In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.
International Closed Market Trading. Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Authorized Participants Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (APs). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem shares of the Fund, the Fund’s shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.
Performance Information
The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.
When available, the Fund intends to compare its performance to the performance of the XCEM Underlying Index.
Updated performance information can be obtained by calling toll-free 888.800.4347 or visiting columbiathreadneedleetf.com/emergingmarkets.
6	Prospectus 2016

Columbia EM Core ex-China ETF
Summary of the Fund (continued)
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Purchase and Sale of Fund Shares
The Fund issues and redeems shares only through Authorized Participants (typically broker-dealers) in large blocks of shares, typically 50,000 shares, called Creation Units. Creation Units are issued and redeemed typically for an in-kind basket of securities. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
Tax Information
The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
Prospectus 2016	7

Columbia EM Core ex-China ETF
More Information About the Fund
Investment Objective
Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index (the XCEM Underlying Index).
The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees (the Board or the Fund’s Board) without shareholder approval upon 60 days’ prior written notice. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Underlying Index. The XCEM Underlying Index is reconstituted annually. Except in certain circumstances described below, the Investment Manager will cause the Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the XCEM Underlying Index, whether occurring as a result of the annual reconstitution or corporate actions or changes to the index methodology in between annual reconstitutions. The Investment Manager will also rebalance the Fund’s portfolio securities, generally, quarterly. In recognition of longer settlement periods for non-U.S. market securities, the Investment Manager may, at times, cause the Fund to purchase or sell portfolio securities following publicly announced adjustments to the weighting or composition of the constituent securities of the XCEM Underlying Index but in advance of the implementation date of such adjustments. The Investment Manager will not cause the Fund to seek temporary defensive positions when equity markets decline or appear to be overvalued.
The Investment Manager intends to cause the Fund’s portfolio to replicate the constituent securities of the XCEM Underlying Index as closely as possible. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Investment Manager may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the XCEM Underlying Index, but may not track the XCEM Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire XCEM Underlying Index. For example, the Investment Manager may use a representative sampling if one or more of the component securities in the XCEM Underlying Index began to raise liquidity concerns, and the Investment Manager may determine to exclude those component securities from the Fund’s portfolio until the liquidity concerns were lifted. When securities are deleted from the XCEM Underlying Index, the Investment Manager will typically remove these securities from the Fund’s portfolio. However, in the discretion of the Investment Manager, the Fund may remain invested in securities that were deleted from the XCEM Underlying Index until the next rebalancing of the Fund.
Definition of Emerging and Frontier Markets. Columbia Management, which sponsors the XCEM Underlying Index, defines companies to be from ‘‘emerging market’’ or ‘‘frontier market’’ countries if they are included in the universe of all publicly traded companies with a total market capitalization of at least U.S. $100 million (as of June 1, 2016) and are domiciled in developing markets, as defined by Columbia Management. Subject to periodic review and change, Columbia Management currently classifies the following countries as developing markets: Bahrain, Bangladesh, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Cyprus, Czech Republic, Ecuador, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lithuania, Macedonia, Malawi, Malaysia, Malta, Mauritius, Mexico, Morocco, Namibia, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Russia, Serbia, Slovak Republic, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Tunisia, Turkey, Uganda, Ukraine, United Arab Emirates, Vietnam, Zambia and Zimbabwe.
The XCEM Underlying Index is sponsored by Columbia Management. The XCEM Underlying Index is rebalanced quarterly and reconstituted annually in June.
Columbia Management is responsible for setting policy, determining index composition, and administering the XCEM Underlying Index in accordance with the index methodology and may make changes, from time to time, in its discretion, including the right to use its qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock.
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More Information About the Fund (continued)
Concentration. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the XCEM Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by the U.S. government are not considered to be issued by members of any industry.
Depositary Receipts. ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (OTC). In general, there is a large, liquid market in the United States for many ADRs.
ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid certain currency risks during the settlement period for either purchases or sales.
GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The Fund will generally price depositary receipts according to the exchange on which the depositary receipts trade for purposes of calculating its daily NAV.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Price Variance. Because the shares of the Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. For example, if the Fund fair values portfolio securities, the Fund’s NAV may deviate from the approximate per share value of the Fund’s published basket of portfolio securities (i.e., the intraday indicative value or IIV), which could result in the market prices for Fund shares deviating from NAV. However, given that Fund shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Fund shares called “Creation Units” directly from the Fund, management believes that large discounts or premiums to the NAV of Fund shares would not be sustained.
Non-Correlation. If the Investment Manager utilizes a representative sampling approach, the Fund’s return may not correlate as well with the return on the XCEM Underlying Index, as would be the case if the Fund held all of the securities in the XCEM Underlying Index with the same weightings as the XCEM Underlying Index. In addition, the Fund incurs a number of operating expenses not applicable to the XCEM Underlying Index, and incurs costs in buying and selling securities, especially when trading the Fund’s portfolio securities to reflect changes in the composition of the XCEM Underlying Index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of the XCEM Underlying Index to the extent the XCEM Underlying Index reflects stale pricing.
Index-Related Risk. During a period when the XCEM Underlying Index contains incorrect constituents, the Fund tracking the XCEM Underlying Index would have market exposure to such constituents and would be underexposed to the XCEM Underlying Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that losses resulting from errors may be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. If exchange officials deem it appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally, trading of shares of the Fund on the Exchange or another national securities exchange may be halted. If the Fund’s shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV.
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Foreign Investment. There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign-domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments. These risks are generally greater in emerging and frontier markets.
Emerging Markets. Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more or less governmental involvement, supervision and regulation in the economy compared to the U.S.; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.
In addition to the heightened risk level for foreign-domiciled companies discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:
■	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
■	Certain national policies, which may restrict the Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
■	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
■	Foreign taxation.
■	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
■	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
■	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
■	The pervasiveness of corruption and crime.
■	Certain emerging market countries may become subject to international sanctions that adversely affect the economy generally and may have a significant adverse effect on particular industries.
In addition, many of the countries in which the Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.
Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries.
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Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in the Fund’s NAV.
Additionally, investments in certain emerging market countries may subject the Fund to a number of tax rules the application of which may be uncertain. Such emerging market countries may amend or revise their existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of an emerging market country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in emerging market countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.
Non-Diversification. Although the Fund is non-diversified for purposes of the Investment Company Act of 1940 (the 1940 Act), the Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the Code), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of the Fund and result in non-correlation with the XCEM Underlying Index.
Financials. Companies in the financials industry are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently. The financials industry is exposed to risks that may impact the value of investments in the financials industry more severely than investments outside this industry, including operating with substantial financial leverage. The financials industry may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. Securities of financials industry companies may become extremely volatile during financial crises such as the 2008 financial crisis, which affected a wide range of financial services institutions and money markets and caused certain financial services companies to incur large losses or even become insolvent or bankrupt.
Foreign Currency. The Fund may invest in companies whose shares are denominated in a foreign currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.
Small Cap and Mid Cap Companies. Stocks of small cap and mid cap companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, the Fund may at times be unable to sell securities at favorable prices.
Depositary Receipts. The price at which the Fund’s securities may be sold and the value of the Fund’s shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored depositary receipts as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a depositary receipt differs from the local price of the underlying security used by the XCEM Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of the XCEM Underlying Index.
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Cash Transactions. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions partly or entirely in cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.
Additional Investment Strategies and Policies
This section describes additional securities, instruments and strategies that may be utilized by the Fund that are not principal investment strategies of the Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by the Fund.
Redemption. As an ETF, the Fund intends to rely on an exemptive order issued by the SEC to the Trust that permits the Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell shares of the Fund in secondary market transactions on the Exchange through brokers.
Portfolio Turnover. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.
More information about the Fund’s investment strategies is presented in the Fund’s SAI, which is available from the Fund upon request or at the Fund’s website, columbiathreadneedleetf.com/emergingmarkets.
Disclosure of Portfolio Holdings
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is included in the Fund’s SAI. All holdings of the Fund are posted on a daily basis to the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
Special Risks of Exchange-Traded Funds
Not Individually Redeemable. Shares may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Fund shares to constitute a Creation Unit.
Trading Issues. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.
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Precautionary Notes
A Precautionary Note to Retail Investors. The Depository Trust Company (DTC), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of each series of the Trust, including the Fund. Your ownership of Fund shares will be shown on the records of the DTC participant broker through whom you hold the shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares of the Fund may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the 1933 Act). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares of the Fund with an active selling effort involving solicitation of secondary market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.
A Precautionary Note to Investment Companies. For purposes of the 1940 Act, the Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including shares of the Fund. Investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.
Primary Service Providers
The Fund is a series of the Trust, an investment company registered under the 1940 Act. Each series of the Trust is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board appoints the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to mutual funds and ETFs using the Columbia brand and other brands, including the Fund. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund.
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The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement, including fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the investment advisory services provided to the Fund, the Investment Manager is entitled to receive a fee of 0.70% of daily average net assets.
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses through August 31, 2018, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed, do not exceed the annual rate of 0.35%. This agreement may be terminated at any time by the Board, but may not be terminated by Columbia Management during the term of the Agreement. This agreement shall automatically terminate upon the termination of the investment management services agreement or in the event of merger or liquidation of the Fund.
A discussion regarding the basis for the Board’s approval of the investment management services agreement with Columbia Management will be available in the Fund’s semiannual report to shareholders for the fiscal period ended September 30, 2016.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Mr. Lo joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Lo began his investment career in 1998 and earned a B.S. and M.E. from Rensselaer Polytechnic Institute and an M.B.A. from the Stern School of Business at New York University.
Mr. Vallario joined the Investment Manager in September 2016 as a portfolio manager when the Investment Manager acquired Emerging Global Advisors, LLC (EGA), which he joined in 2015 as a Senior Portfolio Manager. Prior to joining EGA, Mr. Vallario was an Executive Director – Quantitative Client Consultant, Northeast Hedge Funds, at MSCI Inc. since 2010. Mr. Vallario began his investment career in 1996 and earned a B.S. from Lehigh University and an M.B.A. from Rutgers University – Newark.
Other Service Providers
ALPS Distributors, Inc. (the Distributor), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund shares.
The Board has adopted a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Fund; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.
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No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
Index Provider
The XCEM Underlying Index is sponsored by Columbia Management. The Fund is entitled to use the XCEM Underlying Index pursuant to a licensing agreement with Columbia Management or its licensors free of charge. The XCEM Underlying Index is maintained by Solactive AG, an unaffiliated third-party entity, which also acts as the calculation agent for the XCEM Underlying Index and has day-to-day responsibility for calculating the intra-day value of the XCEM Underlying Index every 15 seconds, widely disseminating the XCEM Underlying Index’s intra-day values every 15 seconds, calculating the IIV of the baskets every 15 seconds, tracking corporate actions resulting in adjustments to the XCEM Underlying Index and the daily calculation and dissemination of the value of the XCEM Underlying Index.
The value of XCEM Underlying Index will be disseminated under the following ticker:
Beta Thematic Emerging Markets ex-China Index: EGAXCEMT.
Neither Columbia Management nor its licensors guarantee the accuracy and/or the completeness of the Beta Thematic Emerging Markets ex-China Index or any data included therein, and neither Columbia Management nor its licensors shall have any liability for any errors, omissions or interruptions therein. Columbia Management and its licensors make no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund, or any other person or entity from the use of the Beta Thematic Emerging Markets ex-China Index or any data included therein. Columbia Management and its licensors make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Beta Thematic Emerging Markets ex-China Index or any data included therein. Without limiting any of the foregoing, in no event shall Columbia Management and its licensors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Beta Thematic Emerging Markets ex-China Index, even if notified of the possibility of such damages.
The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager provides various services to the Fund and other Columbia Funds for which it is compensated. Ameriprise Financial and its affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
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■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory, Principal Underwriting and Other Service Arrangements — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Buying and Selling Fund Shares
Most investors will buy and sell shares of the Fund at market prices in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on the Exchange. Fund shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Fund shares through a broker, investors should expect to incur customary brokerage commissions. As a result, investors may receive less than the NAV of the Fund shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.
Share Trading Prices
The trading prices of shares of the Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of portfolio securities every 15 seconds (the intraday indicative value or IIV). The IIV should not be viewed as a “real-time” update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on the Fund’s actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. The Fund, Columbia Management and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, Columbia Management and their affiliates do not make any warranty as to the accuracy of these calculations.
Frequent Purchases and Redemptions of the Fund’s Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions (market timing). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund’s shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its shares at NAV per share, either for cash or for a basket of securities and cash intended to mirror the Fund’s portfolio. The Fund’s shares may then be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (Authorized Participants) and that the vast majority of trading in Fund shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause any of the harmful effects of market timing, which include: dilution, disruption of portfolio management, increases in the Fund’s trading costs, and the realization of capital gains.
To the extent that trades directly with the Fund are effected in-kind (i.e., for securities), those trades also do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades directly with the Fund are effected wholly or partly in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund employs fair valuation pricing, which is intended to minimize potential dilution from market timing. The Fund also imposes transaction fees on in-kind purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an Authorized Participant wholly or partly substitutes cash for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) market timing on the secondary market does not have a material negative impact on the Fund; (b) it is unlikely that market timing would be attempted by an Authorized Participant; and (c) any attempts to market time an Authorized Participant would not be expected to negatively impact the Fund or its shareholders.
Prospectus 2016	17

Columbia EM Core ex-China ETF
Buying and Selling Fund Shares (continued)
Pricing Fund Shares
The trading price of the Fund’s shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Fund’s NAV is calculated by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding. The NAV for the Fund is determined once daily as of the end of the Business Day (as defined by this paragraph). A Business Day is any day that the New York Stock Exchange (NYSE) is open and typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the Business Day will be considered to end as of the time of the NYSE’s scheduled close. For purposes of this section only, the Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the end of the Business Day on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the end of the Business Day on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.
Securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. The Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which the Fund’s NAV is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its shares, such as when trading takes place in countries on days that are not a Business Day.
Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the XCEM Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the XCEM Underlying Index. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Fund. Use of a rate different from the rate used by the XCEM Underlying Index may adversely affect the Fund’s ability to track the XCEM Underlying Index.
18	Prospectus 2016

Columbia EM Core ex-China ETF
Dividends, Distributions and Taxes
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.
As with any investment, you should consider how your investment in the Fund’s shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:
■	The Fund makes distributions;
■	You sell your shares of the Fund listed on the Exchange; and
■	You purchase or redeem Creation Units.
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally will not pay federal income tax on the income and gains it distributes to you. The Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. However, the officers of the Trust are authorized in their discretion not to pay a dividend for the Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. The Fund will declare and pay net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. Distributions may be reinvested automatically in additional whole shares of the Fund only if the broker through whom you purchased Fund shares makes such option available.
Annual Statements
Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.
Avoid “Buying a Dividend”
At the time you purchase your Fund shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”
Tax Considerations
Fund Distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
Prospectus 2016	19

Columbia EM Core ex-China ETF
Dividends, Distributions and Taxes (continued)
If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund shares generally is treated as long-term capital gain or loss if the Fund shares have been held for more than one year and as short-term capital gain or loss if the Fund shares have been held for one year or less. The ability to deduct capital losses may be limited.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service (IRS), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup Withholding. By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Fund shares. Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), a 30% withholding tax is imposed on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares.
20	Prospectus 2016

Columbia EM Core ex-China ETF
Dividends, Distributions and Taxes (continued)
Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.
Prospectus 2016	21

Columbia EM Core ex-China ETF
Premium/Discount Information
The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other ETFs, the market price of the Fund’s shares is typically slightly higher or slightly lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.
Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in the Fund’s market price but not in its NAV (or vice versa).
Information showing the difference between the per share NAV of the Fund and the market trading price of shares of the Fund during various time periods is available by visiting the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
22	Prospectus 2016

Columbia EM Core ex-China ETF
Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund since inception. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.
For a share outstanding throughout each period
Columbia EM Core ex-China ETF

For the Period September 2, 2015(1) Through March 31, 2016
Net asset value, beginning of period	$20.00
Investment operations:
Net investment income(2)	0.22
Net realized and unrealized gain on investments and foreign currency translations	1.52
Total from investment operations	1.74
Distributions to shareholders:
Net investment income	(0.51)
Net asset value, end of year	$21.23
NET ASSET VALUE TOTAL RETURN(3)	8.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,062
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.35% (4)
Expenses, prior to expense reimbursements/waivers	0.70% (4)
Net investment income	1.92% (4)
Portfolio turnover rate	45% (5)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reduced.
(4)	Annualized.
(5)	Not annualized.
Prospectus 2016	23

Columbia EM Core ex-China ETF
225 Franklin Street
Boston, MA 02110
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
225 Franklin Street
Boston, MA 02110
By Telephone: 888.800.4347
Online: columbiathreadneedleetf.com/emergingmarkets
Additionally, you can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust), of which the Fund is a series, is 811-22255.
PRO274_03_F02_(10/16)

Prospectus
July 29, 2016
(As amended October 19, 2016)

Columbia EM Quality Dividend ETF
(formerly EGShares EM Quality Dividend ETF)

CUSIP	NYSE Arca
19762B301	HILO
This prospectus provides important information about Columbia EM Quality Dividend ETF (the Fund), a passively managed exchange-traded fund (ETF) that is a series of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust) (the Trust), that you should know before investing. Please read it carefully and keep it for future reference.
These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Shares of the Fund are listed and traded on NYSE Arca, Inc. (the Exchange).
No person has been authorized to give any information or to make any representations other than those contained in this prospectus and the Fund’s Statement of Additional Information (SAI) dated July 29, 2016 (which is incorporated by reference into this prospectus and is legally a part of this prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

Columbia EM Quality Dividend ETF
2	Prospectus 2016

Columbia EM Quality Dividend ETF
Summary of the Fund
Investment Objective
Columbia EM Quality Dividend ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta AdvantageSM Emerging Markets Quality Dividend Index (the HILO Underlying Index).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)	0.85%
Distribution and/or service (12b-1) fees(b)	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.85%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays all of the operating costs and expenses of the Fund, except for payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other infrequent and/or unusual expenses.
(b)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not shares are redeemed), and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example. The example also does not include transaction fees on purchases and redemptions of Creation Units (defined below) because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

1 year	3 years	5 years	10 years
$87	$271	$471	$1,049
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Prospectus 2016	3

Columbia EM Quality Dividend ETF
Summary of the Fund (continued)
Principal Investment Strategies
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the HILO Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.
Under normal circumstances, the Fund will invest at least 80% of its net assets in developing market companies included in the HILO Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines “developing market” countries as those that are in frontier market countries (i.e., those that are in the early stages of their economic development) and emerging market countries (i.e., those that are in the intermediate stages of their economic development), and classified by Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) as “Developing Markets.” The Fund may invest in small capitalization (small cap) companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.
The HILO Underlying Index is an equal-weighted index designed to represent a portfolio of approximately 50 companies in developing markets, which is expected to have a dividend yield higher than the average dividend yield of companies included in the developing markets universe as defined by Columbia Management. The market capitalization of index constituents as of June 30, 2016 ranged from approximately U.S. $1.8 billion to U.S. $165 billion. The HILO Underlying Index is sponsored by Columbia Management. An equal-weighted index represents the performance of its constituent securities in equal proportion to one another.
The Fund intends to replicate the constituent securities of the HILO Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Columbia Management may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the HILO Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.
The Fund will invest in specific countries or geographic regions to approximately the same extent as the HILO Underlying Index. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the HILO Underlying Index is concentrated.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Securities. The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.
Market Price Variance. As an ETF, the Fund’s shares generally trade in the secondary market on the NYSE Arca, Inc. (the Exchange) at market prices that change throughout the day. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.
Non-Correlation. The Fund’s return may not match the return of the HILO Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the HILO Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the HILO Underlying Index. In addition, the Fund’s NAV may deviate from the HILO Underlying Index if the Fund fair values a portfolio
4	Prospectus 2016

Columbia EM Quality Dividend ETF
Summary of the Fund (continued)
security at a price other than the price used by the HILO Underlying Index for that security. To the extent the Investment Manager uses a representative sampling strategy, the Fund may not track the HILO Underlying Index as closely as it would have if the Investment Manager were using a full replication strategy.
Index-Related Risk. There is no assurance that the HILO Underlying Index will be determined, composed or calculated accurately. While Columbia Management, the sponsor of the HILO Underlying Index, provides descriptions of what the HILO Underlying Index is designed to achieve, Columbia Management does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the HILO Underlying Index will be in line with its described index methodology. Gains, losses or costs to the Fund caused by errors to the HILO Underlying Index may therefore be borne by the Fund and its shareholders. Although Columbia Management maintains compliance policies and procedures designed to prevent conflicts of interest from arising in the portfolio management of the Fund and the personal trading of Columbia Management personnel.
Market Liquidity for Fund Shares. As an ETF, Fund shares are not individually redeemable securities. There is no assurance that an active trading market for Fund shares will develop or be maintained. Active market trading of Fund shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the HILO Underlying Index, as well as generate capital gains taxes.
Concentration. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the HILO Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.
Foreign Investment. The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.
Emerging Markets. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.
Frontier Markets. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.
Dividend-Paying Stocks. The HILO Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies. High dividend-paying stocks may underperform non-dividend paying stocks and the market in general. The Fund’s ability to distribute income to shareholders will depend on the yield available on the securities held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.
Foreign Currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.
Country and Regional. The Fund will invest in specific countries or geographic regions to approximately the same extent as the HILO Underlying Index. To the extent that the Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of the Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect Fund performance.
Prospectus 2016	5

Columbia EM Quality Dividend ETF
Summary of the Fund (continued)
Small Cap and Mid Cap Companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Investment Manager, preventing the Fund from tracking the HILO Underlying Index.
Depositary Receipts. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.
Passive Management. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the HILO Underlying Index.
Issuer Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Cash Transactions. In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.
International Closed Market Trading. Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Authorized Participants Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (APs). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem shares of the Fund, the Fund’s shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance and the index the Fund seeks to track.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 888.800.4347 or visiting columbiathreadneedleetf.com/emergingmarkets.
Columbia Management Investment Advisers, LLC has been the Fund’s investment manager since September 1, 2016.

6	Prospectus 2016

Columbia EM Quality Dividend ETF
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2012	11.17%
	Worst	3rd Quarter 2015	-17.79%
*	Year to Date return as of June 30, 2016: 13.41%
Average Annual Total Returns as of December 31, 2015
	1 Year	Since Inception (8/4/11)
Return Before Taxes	-17.85%	-8.03%
Return After Taxes on Distributions	-17.77%	-8.51%
Return After Taxes on Distributions and Sale of Fund Shares	-8.86%	-5.32%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-14.92%	-18.99%
Beta AdvantageSM Emerging Markets Quality Dividend Index (reflects no deduction for fees, expenses or taxes) (since January 26, 2015)	N/A	-17.65%
Underlying Combined Index (reflects no deduction for fees, expenses or taxes, except withholding taxes) (1)	-16.63%	-6.93%

(1)	The Underlying Combined Index reflects the Indxx Emerging Market High Income Low Beta Index through January 31, 2014, the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Net Tax Index from February 3, 2014 through January 23, 2015, and the Beta AdvantageSM Emerging Markets Quality Dividend Index thereafter.
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Purchase and Sale of Fund Shares
The Fund issues and redeems shares only through Authorized Participants (typically broker-dealers) in large blocks of shares, typically 50,000 shares, called Creation Units. Creation Units are issued and redeemed typically for an in-kind basket of securities. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
Tax Information
The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
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Columbia EM Quality Dividend ETF
Summary of the Fund (continued)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8	Prospectus 2016

Columbia EM Quality Dividend ETF
More Information About the Fund
Investment Objective
Columbia EM Quality Dividend ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta AdvantageSM Emerging Markets Quality Dividend Index (the HILO Underlying Index). The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees (the Board or the Fund’s Board) without shareholder approval upon 60 days’ prior written notice.
Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Underlying Index. The HILO Underlying Index is reconstituted annually. Except in certain circumstances described below, the Investment Manager will cause the Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the HILO Underlying Index, whether occurring as a result of the annual reconstitution or corporate actions or changes to the index methodology in between annual reconstitutions. The Investment Manager will also rebalance the Fund’s portfolio securities, generally, quarterly. In recognition of longer settlement periods for non-U.S. market securities, the Investment Manager may, at times, cause the Fund to purchase or sell portfolio securities following publicly announced adjustments to the weighting or composition of the constituent securities of the HILO Underlying Index but in advance of the implementation date of such adjustments. The Investment Manager will not cause the Fund to seek temporary defensive positions when equity markets decline or appear to be overvalued.
The Investment Manager intends to cause the Fund’s portfolio to replicate the constituent securities of the HILO Underlying Index as closely as possible. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Investment Manager may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the HILO Underlying Index, but may not track the HILO Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire HILO Underlying Index. For example, the Investment Manager may use a representative sampling if one or more of the component securities in the HILO Underlying Index began to raise liquidity concerns, and the Investment Manager may determine to exclude those component securities from the Fund’s portfolio until the liquidity concerns were lifted. When securities are deleted from the HILO Underlying Index, the Investment Manager will typically remove these securities from the Fund’s portfolio. However, in the discretion of the Investment Manager, the Fund may remain invested in securities that were deleted from the HILO Underlying Index until the next rebalancing of the Fund.
Definition of Emerging and Frontier Markets. Columbia Management, which sponsors the HILO Underlying Index, defines companies to be from ‘‘emerging market’’ or ‘‘frontier market’’ countries if they are included in the universe of all publicly traded companies with a total market capitalization of at least U.S. $100 million (as of June 1, 2016) and are domiciled in developing markets, as defined by Columbia Management. Subject to periodic review and change, Columbia Management currently classifies the following countries as developing markets: Bahrain, Bangladesh, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Cyprus, Czech Republic, Ecuador, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lithuania, Macedonia, Malawi, Malaysia, Malta, Mauritius, Mexico, Morocco, Namibia, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Russia, Serbia, Slovak Republic, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Tunisia, Turkey, Uganda, Ukraine, United Arab Emirates, Vietnam, Zambia and Zimbabwe.
The HILO Underlying Index is sponsored by Columbia Management. The HILO Underlying Index addresses dividend quality by screening the universe for such factors as return on equity (ROE), positive earnings growth, and maximum dividend yield. Specifically, component companies will have ROEs of greater than 10%, and will have exhibited positive earnings growth and a dividend yield between 2% and 10% during the same period of time. Component companies must also have a three-year history of consistently paying dividends have an Average Daily Trading Volume at a level considered acceptable to Columbia Management, in its capacity as index sponsor. The top 50 components, ranked by full market capitalization, and subject to country and sector concentration limits, are equally weighed to make up the final HILO Underlying Index. The HILO Underlying Index is rebalanced quarterly and reconstituted annually in September.
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Columbia EM Quality Dividend ETF
More Information About the Fund (continued)
Columbia Management is responsible for setting policy, determining index composition, and administering the HILO Underlying Index in accordance with the index methodology and may make changes, from time to time, in its discretion, including the right to use its qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock.
Concentration. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the HILO Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by the U.S. government are not considered to be issued by members of any industry.
Depositary Receipts. ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (OTC). In general, there is a large, liquid market in the United States for many ADRs.
ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid certain currency risks during the settlement period for either purchases or sales.
GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The Fund will generally price depositary receipts according to the exchange on which the depositary receipts trade for purposes of calculating its daily NAV.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Price Variance. Because the shares of the Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. For example, if the Fund fair values portfolio securities, the Fund’s NAV may deviate from the approximate per share value of the Fund’s published basket of portfolio securities (i.e., the intraday indicative value or IIV), which could result in the market prices for Fund shares deviating from NAV. However, given that Fund shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Fund shares called “Creation Units” directly from the Fund, management believes that large discounts or premiums to the NAV of Fund shares would not be sustained.
Non-Correlation. If the Investment Manager utilizes a representative sampling approach, the Fund’s return may not correlate as well with the return on the HILO Underlying Index, as would be the case if the Fund held all of the securities in the HILO Underlying Index with the same weightings as the HILO Underlying Index. In addition, the Fund incurs a number of operating expenses not applicable to the HILO Underlying Index, and incurs costs in buying and selling securities, especially when trading the Fund’s portfolio securities to reflect changes in the composition of the HILO Underlying Index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of the HILO Underlying Index to the extent the HILO Underlying Index reflects stale pricing.
Index-Related Risk. During a period when the HILO Underlying Index contains incorrect constituents, the Fund tracking the HILO Underlying Index would have market exposure to such constituents and would be underexposed to the HILO Underlying Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that losses resulting from errors may be borne by the Fund and its shareholders.
10	Prospectus 2016

Columbia EM Quality Dividend ETF
More Information About the Fund (continued)
Market Liquidity for Fund Shares. If exchange officials deem it appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally, trading of shares of the Fund on the Exchange or another national securities exchange may be halted. If the Fund’s shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV.
Foreign Investment. There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign-domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments. These risks are generally greater in emerging and frontier markets.
Emerging Markets. Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more or less governmental involvement, supervision and regulation in the economy compared to the U.S.; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.
In addition to the heightened risk level for foreign-domiciled companies discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:
■	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
■	Certain national policies, which may restrict the Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
■	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
■	Foreign taxation.
■	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
■	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
■	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
■	The pervasiveness of corruption and crime.
■	Certain emerging market countries may become subject to international sanctions that adversely affect the economy generally and may have a significant adverse effect on particular industries.
In addition, many of the countries in which the Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.
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Columbia EM Quality Dividend ETF
More Information About the Fund (continued)
Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries.
Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in the Fund’s NAV.
Additionally, investments in certain emerging market countries may subject the Fund to a number of tax rules the application of which may be uncertain. Such emerging market countries may amend or revise their existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of an emerging market country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in emerging market countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.
Frontier Markets. Frontier markets are a subset of developing markets. Frontier markets generally have smaller economies or less developed capital markets than emerging markets and, as a result, the risks of investing in emerging markets may be magnified in frontier market countries. In addition, frontier market securities may have less liquidity and may lack established legal, political, regulatory, business, and social frameworks to support securities markets when compared to more developed emerging markets.
Dividend-Paying Stocks. High dividend-paying stocks may underperform non-dividend paying stocks and the market in general. The Fund’s ability to distribute income to shareholders will depend on the yield available on the securities held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income or increase the rate of dividend payout growth.
Foreign Currency. The Fund may invest in companies whose shares are denominated in a foreign currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.
Small Cap and Mid Cap Companies. Stocks of small cap and mid cap companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, the Fund may at times be unable to sell securities at favorable prices.
Depositary Receipts. The price at which the Fund’s securities may be sold and the value of the Fund’s shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored depositary receipts as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a depositary receipt differs from the local price of the underlying security used by the HILO Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of the HILO Underlying Index.
12	Prospectus 2016

Columbia EM Quality Dividend ETF
More Information About the Fund (continued)
Cash Transactions. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions partly or entirely in cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.
Additional Investment Strategies and Policies
This section describes additional securities, instruments and strategies that may be utilized by the Fund that are not principal investment strategies of the Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by the Fund.
Redemption. As an ETF, the Fund intends to rely on an exemptive order issued by the SEC to the Trust that permits the Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell shares of the Fund in secondary market transactions on the Exchange through brokers.
Portfolio Turnover. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.
More information about the Fund’s investment strategies is presented in the Fund’s SAI, which is available from the Fund upon request or at the Fund’s website, columbiathreadneedleetf.com/emergingmarkets.
Disclosure of Portfolio Holdings
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is included in the Fund’s SAI. All holdings of the Fund are posted on a daily basis to the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
Special Risks of Exchange-Traded Funds
Not Individually Redeemable. Shares may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Fund shares to constitute a Creation Unit.
Trading Issues. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.
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Columbia EM Quality Dividend ETF
More Information About the Fund (continued)
Precautionary Notes
A Precautionary Note to Retail Investors. The Depository Trust Company (DTC), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of each series of the Trust, including the Fund. Your ownership of Fund shares will be shown on the records of the DTC participant broker through whom you hold the shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares of the Fund may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the 1933 Act). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares of the Fund with an active selling effort involving solicitation of secondary market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.
A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended (1940 Act), the Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including shares of the Fund. Investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.
Primary Service Providers
The Fund is a series of the Trust, an investment company registered under the 1940 Act. Each series of the Trust is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board appoints the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to mutual funds and ETFs using the Columbia brand and other brands, including the Fund. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund.
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Columbia EM Quality Dividend ETF
More Information About the Fund (continued)
Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement, including fees paid thereunder, for a fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. If the Fund was to seek to rely on the order, holders of a majority of the Fund’s outstanding voting securities would need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time.
Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management discloses to the Board the nature of any such material relationships. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the investment advisory services provided to the Fund, the Investment Manager is entitled to receive a fee of 0.85% of daily average net assets.
A discussion regarding the basis for the Board’s approval of the investment management services agreement with Columbia Management will be available in the Fund’s semiannual report to shareholders for the fiscal period ended September 30, 2016.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Mr. Lo joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Lo began his investment career in 1998 and earned a B.S. and M.E. from Rensselaer Polytechnic Institute and an M.B.A. from the Stern School of Business at New York University.
Mr. Vallario joined the Investment Manager in September 2016 as a portfolio manager when the Investment Manager acquired Emerging Global Advisors, LLC (EGA), which he joined in 2015 as a Senior Portfolio Manager. Prior to joining EGA, Mr. Vallario was an Executive Director – Quantitative Client Consultant, Northeast Hedge Funds, at MSCI Inc. since 2010. Mr. Vallario began his investment career in 1996 and earned a B.S. from Lehigh University and an M.B.A. from Rutgers University – Newark.
Other Service Providers
ALPS Distributors, Inc. (the Distributor), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund shares.
The Board has adopted a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Fund; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.
Prospectus 2016	15

Columbia EM Quality Dividend ETF
More Information About the Fund (continued)
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
Index Provider
The HILO Underlying Index is sponsored by Columbia Management. The Fund is entitled to use the HILO Underlying Index pursuant to a licensing agreement with Columbia Management or its licensors free of charge. The HILO Underlying Index is maintained by Solactive AG, an unaffiliated third-party entity, which also acts as the calculation agent for the HILO Underlying Index and has day-to-day responsibility for calculating the intra-day value of the HILO Underlying Index every 15 seconds, widely disseminating the HILO Underlying Index’s intra-day values every 15 seconds, calculating the IIV of the baskets every 15 seconds, tracking corporate actions resulting in adjustments to the HILO Underlying Index and the daily calculation and dissemination of the value of the HILO Underlying Index.
The value of HILO Underlying Index will be disseminated under the following ticker:
Beta AdvantageSM Emerging Markets Quality Dividend Index Total Return: EGAQLDVT.
Neither Columbia Management nor its licensors guarantee the accuracy and/or the completeness of the Beta AdvantageSM Emerging Markets Quality Dividend Index or any data included therein, and neither Columbia Management nor its licensors shall have any liability for any errors, omissions or interruptions therein. Columbia Management and its licensors make no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund, or any other person or entity from the use of the Beta AdvantageSM Emerging Markets Quality Dividend Index or any data included therein. Columbia Management and its licensors make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Beta AdvantageSM Emerging Markets Quality Dividend Index or any data included therein. Without limiting any of the foregoing, in no event shall Columbia Management and its licensors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Beta AdvantageSM Emerging Markets Quality Dividend Index, even if notified of the possibility of such damages.
The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager provides various services to the Fund and other Columbia Funds for which it is compensated. Ameriprise Financial and its affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
16	Prospectus 2016

Columbia EM Quality Dividend ETF
More Information About the Fund (continued)
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory, Principal Underwriting and Other Service Arrangements — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
Prospectus 2016	17

Columbia EM Quality Dividend ETF
Buying and Selling Fund Shares
Most investors will buy and sell shares of the Fund at market prices in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on the Exchange. Fund shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Fund shares through a broker, investors should expect to incur customary brokerage commissions. As a result, investors may receive less than the NAV of the Fund shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.
Share Trading Prices
The trading prices of shares of the Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of portfolio securities every 15 seconds (the intraday indicative value or IIV). The IIV should not be viewed as a “real-time” update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on the Fund’s actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. The Fund, Columbia Management and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, Columbia Management and their affiliates do not make any warranty as to the accuracy of these calculations.
Frequent Purchases and Redemptions of the Fund’s Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions (market timing). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund’s shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its shares at NAV per share, either for cash or for a basket of securities and cash intended to mirror the Fund’s portfolio. The Fund’s shares may then be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (Authorized Participants) and that the vast majority of trading in Fund shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause any of the harmful effects of market timing, which include: dilution, disruption of portfolio management, increases in the Fund’s trading costs, and the realization of capital gains.
To the extent that trades directly with the Fund are effected in-kind (i.e., for securities), those trades also do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades directly with the Fund are effected wholly or partly in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund employs fair valuation pricing, which is intended to minimize potential dilution from market timing. The Fund also imposes transaction fees on in-kind purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an Authorized Participant wholly or partly substitutes cash for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) market timing on the secondary market does not have a material negative impact on the Fund; (b) it is unlikely that market timing would be attempted by an Authorized Participant; and (c) any attempts to market time an Authorized Participant would not be expected to negatively impact the Fund or its shareholders.
18	Prospectus 2016

Columbia EM Quality Dividend ETF
Buying and Selling Fund Shares (continued)
Pricing Fund Shares
The trading price of the Fund’s shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Fund’s NAV is calculated by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding. The NAV for the Fund is determined once daily as of the end of the Business Day (as defined by this paragraph). A Business Day is any day that the New York Stock Exchange (NYSE) is open and typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the Business Day will be considered to end as of the time of the NYSE’s scheduled close. For purposes of this section only, the Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the end of the Business Day on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the end of the Business Day on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.
Securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. The Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which the Fund’s NAV is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its shares, such as when trading takes place in countries on days that are not a Business Day.
Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the HILO Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the HILO Underlying Index. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Fund. Use of a rate different from the rate used by the HILO Underlying Index may adversely affect the Fund’s ability to track the HILO Underlying Index.
Prospectus 2016	19

Columbia EM Quality Dividend ETF
Dividends, Distributions and Taxes
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.
As with any investment, you should consider how your investment in the Fund’s shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:
■	The Fund makes distributions;
■	You sell your shares of the Fund listed on the Exchange; and
■	You purchase or redeem Creation Units.
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund generally will not pay federal income tax on the income and gains it distributes to you. The Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends quarterly. However, the officers of the Trust are authorized in their discretion not to pay a dividend for the Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. The Fund will declare and pay net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. Distributions may be reinvested automatically in additional whole shares of the Fund only if the broker through whom you purchased Fund shares makes such option available.
Annual Statements
Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.
Avoid “Buying a Dividend”
At the time you purchase your Fund shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”
Tax Considerations
Fund Distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
20	Prospectus 2016

Columbia EM Quality Dividend ETF
Dividends, Distributions and Taxes (continued)
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund shares generally is treated as long-term capital gain or loss if the Fund shares have been held for more than one year and as short-term capital gain or loss if the Fund shares have been held for one year or less. The ability to deduct capital losses may be limited.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service (IRS), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup Withholding. By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Fund shares. Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
Prospectus 2016	21

Columbia EM Quality Dividend ETF
Dividends, Distributions and Taxes (continued)
Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), a 30% withholding tax is imposed on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.
22	Prospectus 2016

Columbia EM Quality Dividend ETF
Premium/Discount Information
The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other ETFs, the market price of the Fund’s shares is typically slightly higher or slightly lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.
Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in the Fund’s market price but not in its NAV (or vice versa).
Information showing the difference between the per share NAV of the Fund and the market trading price of shares of the Fund during various time periods is available by visiting the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
Prospectus 2016	23

Columbia EM Quality Dividend ETF
Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund since inception. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.
For a share outstanding throughout each period
Columbia EM Quality Dividend ETF (Consolidated)

	For the Year Ended March 31,				For the Period August 4, 2011(1) Through March 31, 2012
	2016	2015	2014	2013
Net asset value, beginning of year/period	$14.25	$16.15	$19.80	$20.09	$20.00
Investment operations:
Net investment income(2)	0.38	0.77	0.64	0.86	0.33
Net realized and unrealized gain (loss) on investments and foreign currency translations	(1.45)	(2.08)	(3.61)	(0.09)	0.13
Total from investment operations	(1.07)	(1.31)	(2.97)	0.77	0.46
Distributions to shareholders:
Net investment income	(0.37)	(0.59)	(0.65)	(1.06)	(0.37)
Return of capital	—	—	(0.03)	—	—
Total distributions	(0.37)	(0.59)	(0.68)	(1.06)	(0.37)
Net asset value, end of year	$12.81	$14.25	$16.15	$19.80	$20.09
NET ASSET VALUE TOTAL RETURN(3)	(7.38)%	(8.37)%	(15.14)%	4.12%	2.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,012	$24,935	$57,335	$89,122	$59,255
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(4)	0.85%	0.89% (6)	0.85%	0.85%	0.85% (5)
Expenses, prior to expense reimbursements/waivers(4)	0.85%	0.89% (6)	0.85%	1.43%	2.07% (5)
Net investment income	2.88%	4.76%	3.54%	4.45%	2.62% (5)
Portfolio turnover rate	85%	168%	137%	86%	45% (7)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reduced.
(4)	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee (See Note 9).
(5)	Annualized.
(6)	The ratio includes 0.04% for the period ended March 31, 2015 attributed to tax expense, which is outside the Unified Fee.
(7)	Not annualized.
24	Prospectus 2016

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Columbia EM Quality Dividend ETF
225 Franklin Street
Boston, MA 02110
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
225 Franklin Street
Boston, MA 02110
By Telephone: 888.800.4347
Online: columbiathreadneedleetf.com/emergingmarkets
Additionally, you can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust), of which the Fund is a series, is 811-22255.
PRO275_03_F02_(10/16)

Prospectus
July 29, 2016
(As amended October 19, 2016)

Columbia EM Strategic Opportunities ETF
(formerly EGShares EM Strategic Opportunities ETF)

CUSIP	NYSE Arca
19762B400	EMDD
This prospectus provides important information about Columbia EM Strategic Opportunities ETF (the Fund), a passively managed exchange-traded fund (ETF) that is a series of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust) (the Trust), that you should know before investing. Please read it carefully and keep it for future reference.
These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Shares of the Fund are listed and traded on NYSE Arca, Inc. (the Exchange).
No person has been authorized to give any information or to make any representations other than those contained in this prospectus and the Fund’s Statement of Additional Information (SAI) dated July 29, 2016 (which is incorporated by reference into this prospectus and is legally a part of this prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

Columbia EM Strategic Opportunities ETF
2	Prospectus 2016

Columbia EM Strategic Opportunities ETF
Summary of the Fund
Investment Objective
Columbia EM Strategic Opportunities ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Strategic Opportunities Index (the EMDD Underlying Index).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)	0.85%
Distribution and/or service (12b-1) fees(b)	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.85%
Less: Fee waivers and/or expense reimbursements(c)	(0.20%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.65%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays all of the operating costs and expenses of the Fund, except for payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other infrequent and/or unusual expenses.
(b)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(c)	Columbia Management Investment Advisers, LLC has entered into a written fee waiver agreement (Fee Waiver Agreement) pursuant to which the Investment Manager has agreed to waive its advisory fee to 0.65% of the Fund’s average daily net assets. The Fee Waiver Agreement will remain in effect and will be contractually binding until August 31, 2018. The Fee Waiver Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by the Investment Manager during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the Investment Management Services Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not shares are redeemed), and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first two years of the other examples. Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example. The example also does not include transaction fees on purchases and redemptions of Creation Units (defined below) because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

1 year	3 years	5 years	10 years
$66	$230	$431	$1,011
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Columbia EM Strategic Opportunities ETF
Summary of the Fund (continued)
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the EMDD Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.
Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market “domestic demand” companies included in the EMDD Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines “emerging market” companies as those that are in countries in the intermediate stages of their economic development and included in the “Emerging” category of S&P Dow Jones Indices LLC’s (S&P) Country Classification System. The Fund may invest in mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.
The EMDD Underlying Index is a free-float market capitalization-weighted stock market index comprised of 50 emerging market companies that derive a significant portion of their revenues from sectors that are less reliant on exports and therefore driven by domestic demand, specifically those companies in the consumer staples, consumer discretionary, telecommunications services, healthcare and utilities sectors. The market capitalization of index constituents as of June 30, 2016 ranged from approximately U.S. $2 billion to U.S. $234 billion. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the index.
The Fund intends to replicate the constituent securities of the EMDD Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the EMDD Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.
The Fund will invest in specific countries or geographic regions to approximately the same extent as the EMDD Underlying Index. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the EMDD Underlying Index is concentrated. As of March 31, 2016, the EMDD Underlying Index (and therefore the Fund) is concentrated in the consumer discretionary, consumer staples, and telecommunication services sectors. In determining whether a publicly traded firm belongs to a specific industry or sector, the EMDD Underlying Index relies on S&P’s proprietary classification system.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
4	Prospectus 2016

Columbia EM Strategic Opportunities ETF
Summary of the Fund (continued)
Equity Securities. The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.
Market Price Variance. As an ETF, the Fund’s shares generally trade in the secondary market on the NYSE Arca, Inc. (the Exchange) at market prices that change throughout the day. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.
Non-Correlation. The Fund’s return may not match the return of the EMDD Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the EMDD Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the EMDD Underlying Index. In addition, the Fund’s NAV may deviate from the EMDD Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the EMDD Underlying Index for that security. To the extent the Investment Manager uses a representative sampling strategy, the Fund may not track the EMDD Underlying Index as closely as it would have if the Investment Manager were using a full replication strategy.
Index-Related Risk. There is no assurance that the sponsor of the EMDD Underlying Index (the Sponsor) will compile the EMDD Underlying Index accurately, or that the EMDD Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the EMDD Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the EMDD Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. As an ETF, Fund shares are not individually redeemable securities. There is no assurance that an active trading market for Fund shares will develop or be maintained. Active market trading of Fund shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the EMDD Underlying Index, as well as generate capital gains taxes.
Domestic Demand Concentration. Because the EMDD Underlying Index is concentrated in the consumer staples, consumer discretionary, telecommunications services, healthcare and/or utilities sectors, the Fund may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.
Foreign Investment. The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.
Emerging Markets. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.
Foreign Currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.
Country and Regional. The Fund will invest in specific countries or geographic regions to approximately the same extent as the EMDD Underlying Index. To the extent that the Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or
Prospectus 2016	5

Columbia EM Strategic Opportunities ETF
Summary of the Fund (continued)
region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of the Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect Fund performance.
Mid Cap Companies. Mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Investment Manager, preventing the Fund from tracking the EMDD Underlying Index.
Depositary Receipts. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.
Passive Management. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the EMDD Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Issuer Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Cash Transactions. In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.
International Closed Market Trading. Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Authorized Participants Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (APs). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem shares of the Fund, the Fund’s shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 888.800.4347 or visiting columbiathreadneedleetf.com/emergingmarkets.
Columbia Management Investment Advisers, LLC has been the Fund’s investment manager since September 1, 2016.

6	Prospectus 2016

Columbia EM Strategic Opportunities ETF
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2014	5.47%
	Worst	3rd Quarter 2015	-16.96%
*	Year to Date return as of June 30, 2016: 3.46%
Average Annual Total Return as of December 31, 2015
	1 Year	Since Inception (8/15/12)
Return Before Taxes	-17.63%	-1.53%
Return After Taxes on Distributions	-17.94%	-1.79%
Return After Taxes on Distributions and Sale of Fund Shares	-9.19%	-0.99%
S&P Emerging Markets Strategic Opportunities IndexSM (reflects no deduction for fees, expenses or taxes, except withholding taxes) (since February 3, 2014)	-16.53%	-3.38%
Underlying Combined Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)(1)	-16.53%	-0.11%

(1)	The Underlying Combined Index reflects the Indxx Emerging Markets Domestic Demand Index through January 31, 2014 and the S&P Emerging Markets Strategic Opportunities Index Net TR thereafter.
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Purchase and Sale of Fund Shares
The Fund issues and redeems shares only through Authorized Participants (typically broker-dealers) in large blocks of shares, typically 50,000 shares, called Creation Units. Creation Units are issued and redeemed typically for an in-kind basket of securities. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
Tax Information
The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
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Columbia EM Strategic Opportunities ETF
Summary of the Fund (continued)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Columbia EM Strategic Opportunities ETF
More Information About the Fund
Investment Objective
Columbia EM Strategic Opportunities ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Strategic Opportunities Index (the EMDD Underlying Index). The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees (the Board or the Fund’s Board) without shareholder approval upon 60 days’ prior written notice.
Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Underlying Index. The EMDD Underlying Index is reconstituted annually. Except in certain circumstances described below, the Investment Manager will cause the Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the EMDD Underlying Index, whether occurring as a result of the annual reconstitution or corporate actions or changes to the index methodology in between annual reconstitutions. The Investment Manager will also rebalance the Fund’s portfolio securities, generally, quarterly. In recognition of longer settlement periods for non-U.S. market securities, the Investment Manager may, at times, cause the Fund to purchase or sell portfolio securities following publicly announced adjustments to the weighting or composition of the constituent securities of the EMDD Underlying Index but in advance of the implementation date of such adjustments. The Investment Manager will not cause the Fund to seek temporary defensive positions when equity markets decline or appear to be overvalued.
The Investment Manager intends to cause the Fund’s portfolio to replicate the constituent securities of the EMDD Underlying Index as closely as possible. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Investment Manager may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the EMDD Underlying Index, but may not track the EMDD Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire EMDD Underlying Index. For example, the Investment Manager may use a representative sampling if one or more of the component securities in the EMDD Underlying Index began to raise liquidity concerns, and the Investment Manager may determine to exclude those component securities from the Fund’s portfolio until the liquidity concerns were lifted. When securities are deleted from the EMDD Underlying Index, the Investment Manager will typically remove these securities from the Fund’s portfolio. However, in the discretion of the Investment Manager, the Fund may remain invested in securities that were deleted from the EMDD Underlying Index until the next rebalancing of the Fund.
Definition of Emerging Markets. S&P, which sponsors the EMDD Underlying Index, defines companies to be from ‘‘emerging market’’ countries based on S&P’s Country Classification System, which divides countries into three categories: Developed, Emerging, and Frontier. S&P uses a two-step process to categorize countries: first, it reviews quantitative criteria reflecting macroeconomic conditions, political stability, legal property rights and procedures, and trading and settlement processes. Second, it conducts a client consultation, and a final decision is made by the S&P Global Equity Index Committee based on both the consultation and quantitative criteria. The EMDD Underlying Index considers ‘‘emerging markets’’ countries to be those included in S&P’s Emerging category.
The EMDD Underlying Index is made up of 50 companies and is weighted by market capitalization, with modifications to reflect available float, while applying country, sector, and single stock capping to the index constituents. The industries from which index constituents are selected are classified according to the Global Industry Classification Standard (GICS). Eligible companies must meet listing, market capitalization and liquidity criteria. At each rebalancing of the EMDD Underlying Index, no constituent security can have a weight of more than 4.9% of the EMDD Underlying Index, and no single country or sector can have a weight greater than 30% of the EMDD Underlying Index. Constituent securities must be publicly traded companies domiciled and incorporated in the following emerging market countries: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Thailand or Turkey. The EMDD Underlying Index is rebalanced quarterly and reconstituted annually in September.
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Columbia EM Strategic Opportunities ETF
More Information About the Fund (continued)
Concentration. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the EMDD Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by the U.S. government are not considered to be issued by members of any industry.
Depositary Receipts. ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (OTC). In general, there is a large, liquid market in the United States for many ADRs.
ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid certain currency risks during the settlement period for either purchases or sales.
GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The Fund will generally price depositary receipts according to the exchange on which the depositary receipts trade for purposes of calculating its daily NAV.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Price Variance. Because the shares of the Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. For example, if the Fund fair values portfolio securities, the Fund’s NAV may deviate from the approximate per share value of the Fund’s published basket of portfolio securities (i.e., the intraday indicative value or IIV), which could result in the market prices for Fund shares deviating from NAV. However, given that Fund shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Fund shares called “Creation Units” directly from the Fund, management believes that large discounts or premiums to the NAV of Fund shares would not be sustained.
Non-Correlation. If the Investment Manager utilizes a representative sampling approach, the Fund’s return may not correlate as well with the return on the EMDD Underlying Index, as would be the case if the Fund held all of the securities in the EMDD Underlying Index with the same weightings as the EMDD Underlying Index. In addition, the Fund incurs a number of operating expenses not applicable to the EMDD Underlying Index, and incurs costs in buying and selling securities, especially when trading the Fund’s portfolio securities to reflect changes in the composition of the EMDD Underlying Index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of the EMDD Underlying Index to the extent the EMDD Underlying Index reflects stale pricing.
Index-Related Risk. During a period when the EMDD Underlying Index contains incorrect constituents, the Fund tracking the EMDD Underlying Index would have market exposure to such constituents and would be underexposed to the EMDD Underlying Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that losses resulting from errors may be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. If exchange officials deem it appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally, trading of shares of the Fund on the Exchange or another national securities exchange may be halted. If the Fund’s shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV.
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Columbia EM Strategic Opportunities ETF
More Information About the Fund (continued)
Foreign Investment. There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign-domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments. These risks are generally greater in emerging and frontier markets.
Emerging Markets. Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more or less governmental involvement, supervision and regulation in the economy compared to the U.S.; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.
In addition to the heightened risk level for foreign-domiciled companies discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:
■	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
■	Certain national policies, which may restrict the Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
■	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
■	Foreign taxation.
■	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
■	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
■	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
■	The pervasiveness of corruption and crime.
■	Certain emerging market countries may become subject to international sanctions that adversely affect the economy generally and may have a significant adverse effect on particular industries.
In addition, many of the countries in which the Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.
Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries.
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Columbia EM Strategic Opportunities ETF
More Information About the Fund (continued)
Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in the Fund’s NAV.
Additionally, investments in certain emerging market countries may subject the Fund to a number of tax rules the application of which may be uncertain. Such emerging market countries may amend or revise their existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of an emerging market country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in emerging market countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.
Consumer. The consumer goods, consumer services, consumer staples and consumer discretionary industries depend heavily on disposable household income and consumer spending. Companies in these industries may be subject to competitive forces (including competition brought by an influx of foreign brands), which may also have an adverse impact on their profitability. These industries may be strongly affected by fads, marketing campaigns, changes in demographics and consumer preferences, and other economic or social factors affecting consumer demand. Governmental regulation, including price controls and regulations on packaging, labeling, competition, and certification, may affect the profitability of certain companies represented in the EMDD Underlying Index. Consumer goods, consumer services, consumer staples and consumer discretionary companies may also be adversely affected by government and private litigation.
Telecommunication. The global telecommunications market is characterized by increasing competition and government regulation. Companies in the telecommunications industry may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Technological innovations may make certain products and services of telecommunications companies obsolete.
Foreign Currency. The Fund may invest in companies whose shares are denominated in a foreign currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.
Indian Securities. The performance of the Fund is closely tied to social, political, and economic conditions in India and may be more volatile than the performance of more geographically diversified funds. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
The Indian government has exercised, and continues to exercise, significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in the Fund’s portfolio. The Fund’s performance will also be affected by changes in value of the Indian rupee versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Indian rupee, an investment traded in the rupee will go down in value because it will be worth fewer U.S. dollars. Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and rupees.
Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to the Fund. Securities laws in India are relatively new and unsettled and, consequently, there is a
12	Prospectus 2016

Columbia EM Strategic Opportunities ETF
More Information About the Fund (continued)
risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, it may be difficult to obtain and enforce a judgment in a court in India. It may not be possible for the Fund to effect service of process in India, and if the Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets and which may impose additional costs on investment.
The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups. India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan. Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect the Fund. Agriculture occupies a prominent position in the Indian economy, alongside India’s service and industrial sectors. Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect the Fund.
Mauritius Subsidiary. The Fund conducts its investment activities in India through a Subsidiary which is a wholly owned subsidiary of the Fund in the Republic of Mauritius. The Subsidiary will seek to maintain residency in Mauritius in order to allow the Fund to take advantage of the currently effective income tax treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty, absent fraud or other illegal activities. The Subsidiary has received a Tax Residence Certificate from the Mauritius Revenue Authority. However, a memorandum accompanying the Indian Finance Act, 2012, stated that a Tax Residence Certificate may not be sufficient for claiming treaty benefits.
Recently, however, general anti-avoidance rules (GAAR) have been introduced in India, the application of which might result in the Subsidiary not being entitled to the benefits of the treaty with India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2017, remains unclear as of the date of this Prospectus. Any assertion that the Subsidiary is in violation of GAAR when effective or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition of various taxes on the Subsidiary by India. Further, the governments of India and Mauritius recently signed a protocol amending the India-Mauritius treaty, which will likely result in the imposition of taxes on the alienation of shares in an Indian company by a Subsidiary beginning on April 1, 2017. If the Subsidiary satisfies certain limitation on benefits conditions under the amended treaty, the Subsidiary will qualify for a reduced tax rate on the alienation of shares during a transition period scheduled to expire on March 31, 2019. The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund.
Small Cap and Mid Cap Companies. Stocks of small cap and mid cap companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, the Fund may at times be unable to sell securities at favorable prices.
Depositary Receipts. The price at which the Fund’s securities may be sold and the value of the Fund’s shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored depositary receipts as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such
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instruments were sponsored by the issuer. To the extent that the exchange price of a depositary receipt differs from the local price of the underlying security used by the EMDD Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of the EMDD Underlying Index.
Cash Transactions. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions partly or entirely in cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.
Additional Investment Strategies and Policies
This section describes additional securities, instruments and strategies that may be utilized by the Fund that are not principal investment strategies of the Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by the Fund.
Redemption. As an ETF, the Fund intends to rely on an exemptive order issued by the SEC to the Trust that permits the Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell shares of the Fund in secondary market transactions on the Exchange through brokers.
Mauritius Subsidiary. The Fund may invest a portion of its respective assets through a Subsidiary, which, in turn invests at least 90% of its assets in securities of companies in India. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India. To the extent the Fund invests in a Subsidiary, it will be subject to the risks disclosed above under “Indian Securities” risk and “Mauritius Subsidiary” risk.
Portfolio Turnover. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.
More information about the Fund’s investment strategies is presented in the Fund’s SAI, which is available from the Fund upon request or at the Fund’s website, columbiathreadneedleetf.com/emergingmarkets.
Disclosure of Portfolio Holdings
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is included in the Fund’s SAI. All holdings of the Fund are posted on a daily basis to the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
Special Risks of Exchange-Traded Funds
Not Individually Redeemable. Shares may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Fund shares to constitute a Creation Unit.
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Trading Issues. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.
Precautionary Notes
A Precautionary Note to Retail Investors. The Depository Trust Company (DTC), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of each series of the Trust, including the Fund. Your ownership of Fund shares will be shown on the records of the DTC participant broker through whom you hold the shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares of the Fund may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the 1933 Act). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares of the Fund with an active selling effort involving solicitation of secondary market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.
A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended (1940 Act), the Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including shares of the Fund. Investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.
Primary Service Providers
The Fund is a series of the Trust, an investment company registered under the 1940 Act. Each series of the Trust is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board appoints the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to mutual funds and ETFs using the Columbia brand and other brands, including the Fund. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s management experience covers all major asset classes, including
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More Information About the Fund (continued)
equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund.
Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement, including fees paid thereunder, for a fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. If the Fund was to seek to rely on the order, holders of a majority of the Fund’s outstanding voting securities would need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time.
Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management discloses to the Board the nature of any such material relationships. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the investment advisory services provided to the Fund, the Investment Manager is entitled to receive a fee of 0.85% of daily average net assets.
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses through August 31, 2018, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed, do not exceed the annual rate of 0.65%. This agreement may be terminated at any time by the Board, but may not be terminated by Columbia Management during the term of the Agreement. This agreement shall automatically terminate upon the termination of the investment management services agreement or in the event of merger or liquidation of the Fund.
A discussion regarding the basis for the Board’s approval of the investment management services agreement with Columbia Management will be available in the Fund’s semiannual report to shareholders for the fiscal period ended September 30, 2016.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Mr. Lo joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Lo began his investment career in 1998 and earned a B.S. and M.E. from Rensselaer Polytechnic Institute and an M.B.A. from the Stern School of Business at New York University.
Mr. Vallario joined the Investment Manager in September 2016 as a portfolio manager when the Investment Manager acquired Emerging Global Advisors, LLC (EGA), which he joined in 2015 as a Senior Portfolio Manager. Prior to joining EGA, Mr. Vallario was an Executive Director – Quantitative Client Consultant, Northeast Hedge Funds, at MSCI Inc. since 2010. Mr. Vallario began his investment career in 1996 and earned a B.S. from Lehigh University and an M.B.A. from Rutgers University – Newark.
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Other Service Providers
ALPS Distributors, Inc. (the Distributor), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund shares.
The Board has adopted a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Fund; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
Index Provider
The EMDD Underlying Index is compiled by S&P. S&P is not affiliated with the Fund or Columbia Management. The Fund is entitled to use the EMDD Underlying Index pursuant to a sub-licensing arrangement with Columbia Management, which in turn has a licensing agreement with S&P. S&P or its agent also serves as calculation agent for the EMDD Underlying Index (the Dow Jones Index Calculation Agent). The Dow Jones Index Calculation Agent is responsible for the management of the day-to-day operations of the EMDD Underlying Index, including calculating the value of the EMDD Underlying Index every 15 seconds, widely disseminating the EMDD Underlying Index values every 15 seconds and tracking corporate actions resulting in adjustments to the EMDD Underlying Index.
The value of EMDD Underlying Index will be disseminated under the following ticker:
S&P Emerging Markets Strategic Opportunities Index Net Total Return: SPEMDUN.
The S&P Emerging Markets Strategic Opportunities Index is a product of the S&P Dow Jones Indices. “S&P” is a registered trademark of Standard & Poor’s Financial Services LLC (S&P) and Dow Jones® is a trademark of Dow Jones Holdings LLC (Dow Jones). The trademarks have been licensed to S&P Dow Jones Indices LLC and its affiliates and have been sublicensed for use for certain purposes by Columbia Management. The S&P Emerging Markets Strategic Opportunities Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Columbia Management. The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, S&P Dow Jones Indices). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P Emerging Markets Strategic Opportunities Index to track general market performance. S&P Dow Jones Indices’ only relationship to Columbia Management with respect to the S&P Emerging Markets Strategic Opportunities Index is the licensing of the S&P Emerging Markets Strategic Opportunities Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third-party licensors. The S&P Emerging Markets Strategic Opportunities Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Columbia Management or the Fund. S&P Dow Jones Indices has no obligation to take the needs of Columbia Management or the owners of the Fund into consideration in determining, composing or calculating the S&P Emerging Markets Strategic Opportunities Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P Emerging Markets Strategic Opportunities Index will
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accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within the S&P Emerging Markets Strategic Opportunities Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P Dow Jones Indices does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the S&P Emerging Markets Strategic Opportunities Index or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto. S&P Dow Jones Indices shall not be subject to any damages or liability for any errors, omissions, or delays therein. S&P Dow Jones Indices makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use or as to results to be obtained by Columbia Management, owners of the Fund, or any other person or entity from the use of the S&P Emerging Markets Strategic Opportunities Index or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall S&P Dow Jones Indices be liable for any indirect, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise. There are no third-party beneficiaries or any agreements between S&P Dow Jones Indices and Columbia Management, other than the licensors of S&P Dow Jones Indices.
S&P, its affiliates, sources and distribution agents (together, the IIV Calculation Agents) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Fund or any data related thereto (collectively, the Data); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agents do not make any warranties, express or implied to any investor in the Fund, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Fund or other person in connection with the use of the Data. The IIV Calculation Agents shall not be liable to any investors in the Fund or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.
Columbia Management and its licensors do not guarantee the accuracy and/or the completeness of the S&P Emerging Markets Strategic Opportunities Index or any data included therein, and neither Columbia Management nor its licensors shall have any liability for any errors, omissions or interruptions therein. Columbia Management and its licensors make no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the S&P Emerging Markets Strategic Opportunities Index or any data included therein. Columbia Management and its licensors make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P Emerging Markets Strategic Opportunities Index or any data included therein. Without limiting any of the foregoing, in no event shall Columbia Management or its licensors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the S&P Emerging Markets Strategic Opportunities Index, even if notified of the possibility of such damages.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager provides various services to the Fund and other Columbia Funds for which it is compensated. Ameriprise Financial and its affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
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Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory, Principal Underwriting and Other Service Arrangements — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia EM Strategic Opportunities ETF
Buying and Selling Fund Shares
Most investors will buy and sell shares of the Fund at market prices in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on the Exchange. Fund shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Fund shares through a broker, investors should expect to incur customary brokerage commissions. As a result, investors may receive less than the NAV of the Fund shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.
Share Trading Prices
The trading prices of shares of the Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of portfolio securities every 15 seconds (the intraday indicative value or IIV). The IIV should not be viewed as a “real-time” update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on the Fund’s actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. The Fund, Columbia Management and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, Columbia Management and their affiliates do not make any warranty as to the accuracy of these calculations.
Frequent Purchases and Redemptions of the Fund’s Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions (market timing). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund’s shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its shares at NAV per share, either for cash or for a basket of securities and cash intended to mirror the Fund’s portfolio. The Fund’s shares may then be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (Authorized Participants) and that the vast majority of trading in Fund shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause any of the harmful effects of market timing, which include: dilution, disruption of portfolio management, increases in the Fund’s trading costs, and the realization of capital gains.
To the extent that trades directly with the Fund are effected in-kind (i.e., for securities), those trades also do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades directly with the Fund are effected wholly or partly in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund employs fair valuation pricing, which is intended to minimize potential dilution from market timing. The Fund also imposes transaction fees on in-kind purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an Authorized Participant wholly or partly substitutes cash for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) market timing on the secondary market does not have a material negative impact on the Fund; (b) it is unlikely that market timing would be attempted by an Authorized Participant; and (c) any attempts to market time an Authorized Participant would not be expected to negatively impact the Fund or its shareholders.
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Buying and Selling Fund Shares (continued)
Pricing Fund Shares
The trading price of the Fund’s shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Fund’s NAV is calculated by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding. The NAV for the Fund is determined once daily as of the end of the Business Day (as defined by this paragraph). A Business Day is any day that the New York Stock Exchange (NYSE) is open and typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the Business Day will be considered to end as of the time of the NYSE’s scheduled close. For purposes of this section only, the Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the end of the Business Day on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the end of the Business Day on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.
Securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. The Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which the Fund’s NAV is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its shares, such as when trading takes place in countries on days that are not a Business Day.
Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the EMDD Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the EMDD Underlying Index. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Fund. Use of a rate different from the rate used by the EMDD Underlying Index may adversely affect the Fund’s ability to track the EMDD Underlying Index.
Prospectus 2016	21

Columbia EM Strategic Opportunities ETF
Dividends, Distributions and Taxes
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.
As with any investment, you should consider how your investment in the Fund’s shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:
■	The Fund makes distributions;
■	You sell your shares of the Fund listed on the Exchange; and
■	You purchase or redeem Creation Units.
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund generally will not pay federal income tax on the income and gains it distributes to you. The Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. However, the officers of the Trust are authorized in their discretion not to pay a dividend for the Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. The Fund will declare and pay net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. Distributions may be reinvested automatically in additional whole shares of the Fund only if the broker through whom you purchased Fund shares makes such option available.
Annual Statements
Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.
Avoid “Buying a Dividend”
At the time you purchase your Fund shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”
Tax Considerations
Fund Distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
22	Prospectus 2016

Columbia EM Strategic Opportunities ETF
Dividends, Distributions and Taxes (continued)
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund shares generally is treated as long-term capital gain or loss if the Fund shares have been held for more than one year and as short-term capital gain or loss if the Fund shares have been held for one year or less. The ability to deduct capital losses may be limited.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service (IRS), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup Withholding. By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Fund shares. Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
Prospectus 2016	23

Columbia EM Strategic Opportunities ETF
Dividends, Distributions and Taxes (continued)
Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), a 30% withholding tax is imposed on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.
Mauritius Tax Status
The Fund may conduct its investment activities in India through a Subsidiary, which is a wholly owned subsidiary of the Fund. The Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes. As a tax resident of Mauritius, the Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the Treaty). In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, the Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. The Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. The Subsidiary has applied for and obtained a tax residence certificate (TRC) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.
The Indian Finance Act, 2012 (the Finance Act) has made the submission of a tax residency certificate containing prescribed particulars mandatory for claiming Treaty benefits. A memorandum accompanying the Finance Act further states that the tax residency certificate may not be sufficient for claiming Treaty benefits. In 2013, the Mauritius Financial Services Commission revised the Guide to Global Business 1 to enhance the level of substance required to be demonstrated by Mauritius based entities for holding a Category 1 Global Business License. The governments of India and Mauritius recently signed a protocol amending the Treaty, which will likely result in the imposition of taxes on the alienation of shares in an Indian company by the Subsidiary beginning on April 1, 2017. If the Subsidiary satisfies certain limitation on benefits conditions under the amended Treaty, the Subsidiary will qualify for a reduced tax rate on the alienation of shares during a transition period scheduled to expire on March 31, 2019. Until the amendment to the Treaty becomes effective, the tax consequences described below continue to be applicable to the investments by the Subsidiary.
The Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income. However, the Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by the Subsidiary to the Fund are exempt from Mauritius tax. Provided that the Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by the Subsidiary is as follows:(i) Long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India.(ii) Short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty. Absent the Treaty the Indian tax rate on short-term capital gains realized from sale of investments held for 12 months or less is 15% (plus surcharges).(iii) Indian companies making distributions are liable to a dividend distribution tax equivalent to 15% (plus surcharges) of the dividends
24	Prospectus 2016

Columbia EM Strategic Opportunities ETF
Dividends, Distributions and Taxes (continued)
distributed. Dividends subject to the dividend distribution tax are free of Indian tax when paid to the Subsidiary.(iv) Any interest income earned on Indian securities is subject to withholding tax in India up to a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.
The Subsidiary endeavors to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Accordingly, management believes that the Subsidiary should be able to obtain the benefits of the Treaty, which ultimately benefits the Fund. However, there can be no assurance that the Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiary was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to reinterpretation in the future. Recently, general anti-avoidance rules (GAAR) were introduced in India the application of which might result in the Subsidiary not being entitled to the benefits of the Treaty. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2017, remains unclear as of the date of this Prospectus.
It is currently not clear whether income from the Subsidiary will be classified as “capital gains” income or as “business income” under Indian law. However, this distinction should not affect the ultimate tax consequences to the Subsidiary or the Fund. Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that the Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Subsidiary does not have a permanent establishment in India. The Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and Columbia Management will make investment decisions regarding securities orders outside of India. If the Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).
Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (STT), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. In the event that the benefits of the Treaty are not available to a foreign company or a foreign company is held to have a permanent establishment in India, the foreign company may be subject to a minimum alternate tax (MAT). Based on a recent announcement by the Indian Ministry of Finance that it will pursue legislation clarifying that MAT does not apply to investment funds and will instruct revenue assessors that the government agrees that MAT does not apply, it is anticipated that MAT will not apply to the Subsidiary. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the Subsidiary and thus reduce the return to Fund shareholders.
Prospectus 2016	25

Columbia EM Strategic Opportunities ETF
Premium/Discount Information
The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other ETFs, the market price of the Fund’s shares is typically slightly higher or slightly lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.
Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in the Fund’s market price but not in its NAV (or vice versa).
Information showing the difference between the per share NAV of the Fund and the market trading price of shares of the Fund during various time periods is available by visiting the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
26	Prospectus 2016

Columbia EM Strategic Opportunities ETF
Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund since inception. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.
For a share outstanding throughout each period
Columbia EM Strategic Opportunities ETF(7) (Consolidated)

	For the Year Ended March 31,			For the Period August 15, 2012(1) Through March 31, 2013
	2016	2015	2014
Net asset value, beginning of year/period	$23.10	$22.31	$22.16	$20.00
Investment operations:
Net investment income(2)	0.32	0.34	0.23	0.13
Net realized and unrealized gain (loss) on investments and foreign currency translations	(4.06)	0.73	0.14	2.11
Total from investment operations	(3.74)	1.07	0.37	2.24
Distributions to shareholders:
Net investment income	(0.57)	(0.28)	(0.22)	(0.08)
Net asset value, end of year	$18.79	$23.10	$22.31	$22.16
NET ASSET VALUE TOTAL RETURN(3)	(16.10)%	4.82%	1.70%	11.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,032	$35,798	$23,429	$2,216
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(4)(8)	0.84%	0.85%	0.85%	0.85% (5)
Expenses, prior to expense reimbursements/waivers(4)(8)	0.85%	0.85%	0.85%	4.53% (5)
Net investment income	1.53%	1.43%	1.09%	1.02% (5)
Portfolio turnover rate	38%	8%	159%	57% (6)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reduced.
(4)	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee (See Note 9).
(5)	Annualized.
(6)	Not annualized.
(7)	Formerly known as EGShares Emerging Markets Domestic Demand ETF.
(8)	Effective March 1, 2016, the Fund entered into a fee waiver agreement pursuant to which the Advisor has agreed to waive its advisory fee to 0.65% of the Fund’s average daily net assets (See Note 9).
Prospectus 2016	27

Columbia EM Strategic Opportunities ETF
225 Franklin Street
Boston, MA 02110
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
225 Franklin Street
Boston, MA 02110
By Telephone: 888.800.4347
Online: columbiathreadneedleetf.com/emergingmarkets
Additionally, you can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust), of which the Fund is a series, is 811-22255.
PRO276_03_F02_(10/16)

Prospectus
July 29, 2016
(As amended October 19, 2016)

Columbia Emerging Markets Consumer ETF
(formerly EGShares Emerging Markets Consumer ETF)

CUSIP	NYSE Arca
19762B509	ECON
This prospectus provides important information about Columbia Emerging Markets Consumer ETF (the Fund), a passively managed exchange-traded fund (ETF) that is a series of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust) (the Trust), that you should know before investing. Please read it carefully and keep it for future reference.
These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Shares of the Fund are listed and traded on NYSE Arca, Inc. (the Exchange).
No person has been authorized to give any information or to make any representations other than those contained in this prospectus and the Fund’s Statement of Additional Information (SAI) dated July 29, 2016 (which is incorporated by reference into this prospectus and is legally a part of this prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

Columbia Emerging Markets Consumer ETF
2	Prospectus 2016

Columbia Emerging Markets Consumer ETF
Summary of the Fund
Investment Objective
Columbia Emerging Markets Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30TM Index (the ECON Underlying Index).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)	0.85%
Distribution and/or service (12b-1) fees(b)	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.85%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays all of the operating costs and expenses of the Fund, except for payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other infrequent and/or unusual expenses.
(b)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not shares are redeemed), and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example. The example also does not include transaction fees on purchases and redemptions of Creation Units (defined below) because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

1 year	3 years	5 years	10 years
$87	$271	$471	$1,049
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Prospectus 2016	3

Columbia Emerging Markets Consumer ETF
Summary of the Fund (continued)
Principal Investment Strategies
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the ECON Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.
Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Consumer companies included in the ECON Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines “emerging market” companies as those that are in countries in the intermediate stages of their economic development and included in the “Emerging” category of S&P Dow Jones Indices LLC’s (S&P) Country Classification System. The Fund may invest in mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.
The ECON Underlying Index is a free-float market capitalization-weighted stock market index that measures the performance of 30 leading emerging market companies in the Consumer Goods and Consumer Services Industries, as defined by S&P’s proprietary industry classification system. The market capitalization of index constituents as of June 30, 2016 ranged from approximately U.S. $3.7 billion to U.S. $93 billion. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the index.
The Fund intends to replicate the constituent securities of the ECON Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the ECON Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.
The Fund will invest in specific countries or geographic regions to approximately the same extent as the ECON Underlying Index. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the ECON Underlying Index is concentrated. As of March 31, 2016, the ECON Underlying Index (and therefore the Fund) is concentrated in the consumer services and consumer goods industries. In determining whether a publicly traded firm belongs to a specific industry or sector, the ECON Underlying Index relies on S&P’s proprietary classification system. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Securities. The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.
Market Price Variance. As an ETF, the Fund’s shares generally trade in the secondary market on the NYSE Arca, Inc. (the Exchange) at market prices that change throughout the day. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.
4	Prospectus 2016

Columbia Emerging Markets Consumer ETF
Summary of the Fund (continued)
Non-Correlation. The Fund’s return may not match the return of the ECON Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the ECON Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the ECON Underlying Index. In addition, the Fund’s NAV may deviate from the ECON Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the ECON Underlying Index for that security. To the extent the Investment Manager uses a representative sampling strategy, the Fund may not track the ECON Underlying Index as closely as it would have if the Investment Manager were using a full replication strategy.
Index-Related Risk. There is no assurance that the sponsor of the ECON Underlying Index (the Sponsor) will compile the ECON Underlying Index accurately, or that the ECON Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the ECON Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the ECON Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. As an ETF, Fund shares are not individually redeemable securities. There is no assurance that an active trading market for Fund shares will develop or be maintained. Active market trading of Fund shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the ECON Underlying Index, as well as generate capital gains taxes.
Consumer Concentration. Because the ECON Underlying Index is concentrated in the consumer goods and consumer services industries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.
Non-Diversification. The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s share price.
Foreign Investment. The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.
Emerging Markets. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.
Foreign Currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.
Country and Regional. The Fund will invest in specific countries or geographic regions to approximately the same extent as the ECON Underlying Index. To the extent that the Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of the Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect Fund performance.
Mid Cap Companies. Mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
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Columbia Emerging Markets Consumer ETF
Summary of the Fund (continued)
Liquidity. In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Investment Manager, preventing the Fund from tracking the ECON Underlying Index.
Depositary Receipts. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.
Passive Management. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the ECON Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Issuer Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Cash Transactions. In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.
International Closed Market Trading. Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Authorized Participants Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (APs). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem shares of the Fund, the Fund’s shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 888.800.4347 or visiting columbiathreadneedleetf.com/emergingmarkets.
Columbia Management Investment Advisers, LLC has been the Fund’s investment manager since September 1, 2016.

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Columbia Emerging Markets Consumer ETF
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2012	12.95%
	Worst	3rd Quarter 2015	-16.89%
*	Year to Date return as of June 30, 2016: 7.98%
Average Annual Total Returns as of December 31, 2015
	1 Year	5 Year	Since Inception (9/14/10)
Return Before Taxes	-15.13%	-0.81%	2.08%
Return After Taxes on Distributions	-15.20%	-0.91%	1.98%
Return After Taxes on Distributions and Sale of Fund Shares	-8.23%	-0.51%	1.70%
Dow Jones Emerging Markets Consumer Titans 30TM Index (reflects no deduction for fees, expenses or taxes)	-13.38%	0.30%	3.46%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Purchase and Sale of Fund Shares
The Fund issues and redeems shares only through Authorized Participants (typically broker-dealers) in large blocks of shares, typically 50,000 shares, called Creation Units. Creation Units are issued and redeemed typically for an in-kind basket of securities. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
Tax Information
The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
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Columbia Emerging Markets Consumer ETF
Summary of the Fund (continued)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Columbia Emerging Markets Consumer ETF
More Information About the Fund
Investment Objective
Columbia Emerging Markets Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30TM Index (the ECON Underlying Index). The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees (the Board or the Fund’s Board) without shareholder approval upon 60 days’ prior written notice. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Underlying Index. The ECON Underlying Index is reconstituted annually. Except in certain circumstances described below, the Investment Manager will cause the Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the ECON Underlying Index, whether occurring as a result of the annual reconstitution or corporate actions or changes to the index methodology in between annual reconstitutions. The Investment Manager will also rebalance the Fund’s portfolio securities, generally, quarterly. In recognition of longer settlement periods for non-U.S. market securities, the Investment Manager may, at times, cause the Fund to purchase or sell portfolio securities following publicly announced adjustments to the weighting or composition of the constituent securities of the ECON Underlying Index but in advance of the implementation date of such adjustments. The Investment Manager will not cause the Fund to seek temporary defensive positions when equity markets decline or appear to be overvalued.
The Investment Manager intends to cause the Fund’s portfolio to replicate the constituent securities of the ECON Underlying Index as closely as possible. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Investment Manager may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the ECON Underlying Index, but may not track the ECON Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire ECON Underlying Index. For example, the Investment Manager may use a representative sampling if one or more of the component securities in the ECON Underlying Index began to raise liquidity concerns, and the Investment Manager may determine to exclude those component securities from the Fund’s portfolio until the liquidity concerns were lifted. When securities are deleted from the ECON Underlying Index, the Investment Manager will typically remove these securities from the Fund’s portfolio. However, in the discretion of the Investment Manager, the Fund may remain invested in securities that were deleted from the ECON Underlying Index until the next rebalancing of the Fund.
Definition of Emerging Markets. S&P, which sponsors the ECON Underlying Index, defines companies to be from ‘‘emerging market’’ countries based on S&P’s Country Classification System, which divides countries into three categories: Developed, Emerging, and Frontier. S&P uses a two-step process to categorize countries: first, it reviews quantitative criteria reflecting macroeconomic conditions, political stability, legal property rights and procedures, and trading and settlement processes. Second, it conducts a client consultation, and a final decision is made by the S&P Global Equity Index Committee based on both the consultation and quantitative criteria. The ECON Underlying Index considers ‘‘emerging markets’’ countries to be those included in S&P’s Emerging category.
The ECON Underlying Index caps individual component securities at 10%. The aggregate weight of individual securities with weights of 4.5% or more is restricted to 45% of the ECON Underlying Index. The ECON Underlying Index is rebalanced quarterly and reconstituted annually in September.
Concentration. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the ECON Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by the U.S. government are not considered to be issued by members of any industry.
Depositary Receipts. ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (OTC). In general, there is a large, liquid market in the United States for many ADRs.
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Columbia Emerging Markets Consumer ETF
More Information About the Fund (continued)
ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid certain currency risks during the settlement period for either purchases or sales.
GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The Fund will generally price depositary receipts according to the exchange on which the depositary receipts trade for purposes of calculating its daily NAV.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Price Variance. Because the shares of the Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. For example, if the Fund fair values portfolio securities, the Fund’s NAV may deviate from the approximate per share value of the Fund’s published basket of portfolio securities (i.e., the intraday indicative value or IIV), which could result in the market prices for Fund shares deviating from NAV. However, given that Fund shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Fund shares called “Creation Units” directly from the Fund, management believes that large discounts or premiums to the NAV of Fund shares would not be sustained.
Non-Correlation. If the Investment Manager utilizes a representative sampling approach, the Fund’s return may not correlate as well with the return on the ECON Underlying Index, as would be the case if the Fund held all of the securities in the ECON Underlying Index with the same weightings as the ECON Underlying Index. In addition, the Fund incurs a number of operating expenses not applicable to the ECON Underlying Index, and incurs costs in buying and selling securities, especially when trading the Fund’s portfolio securities to reflect changes in the composition of the ECON Underlying Index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of the ECON Underlying Index to the extent the ECON Underlying Index reflects stale pricing.
Index-Related Risk. During a period when the ECON Underlying Index contains incorrect constituents, the Fund tracking the ECON Underlying Index would have market exposure to such constituents and would be underexposed to the ECON Underlying Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that losses resulting from errors may be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. If exchange officials deem it appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally, trading of shares of the Fund on the Exchange or another national securities exchange may be halted. If the Fund’s shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV.
Foreign Investment. There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign-domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments. These risks are generally greater in emerging and frontier markets.
Emerging Markets. Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and
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Columbia Emerging Markets Consumer ETF
More Information About the Fund (continued)
capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more or less governmental involvement, supervision and regulation in the economy compared to the U.S.; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.
In addition to the heightened risk level for foreign-domiciled companies discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:
■	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
■	Certain national policies, which may restrict the Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
■	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
■	Foreign taxation.
■	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
■	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
■	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
■	The pervasiveness of corruption and crime.
■	Certain emerging market countries may become subject to international sanctions that adversely affect the economy generally and may have a significant adverse effect on particular industries.
In addition, many of the countries in which the Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.
Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries.
Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in the Fund’s NAV.
Additionally, investments in certain emerging market countries may subject the Fund to a number of tax rules the application of which may be uncertain. Such emerging market countries may amend or revise their existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of an emerging market country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in emerging market countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.
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Columbia Emerging Markets Consumer ETF
More Information About the Fund (continued)
Non-Diversification. Although the Fund is non-diversified for purposes of the Investment Company Act of 1940 (the 1940 Act), the Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the Code), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of the Fund and result in non-correlation with the ECON Underlying Index.
Consumer. The consumer goods, consumer services, consumer staples and consumer discretionary industries depend heavily on disposable household income and consumer spending. Companies in these industries may be subject to competitive forces (including competition brought by an influx of foreign brands), which may also have an adverse impact on their profitability. These industries may be strongly affected by fads, marketing campaigns, changes in demographics and consumer preferences, and other economic or social factors affecting consumer demand. Governmental regulation, including price controls and regulations on packaging, labeling, competition, and certification, may affect the profitability of certain companies represented in the ECON Underlying Index. Consumer goods, consumer services, consumer staples and consumer discretionary companies may also be adversely affected by government and private litigation.
Foreign Currency. The Fund may invest in companies whose shares are denominated in a foreign currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.
Indian Securities. The performance of the Fund is closely tied to social, political, and economic conditions in India and may be more volatile than the performance of more geographically diversified funds. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
The Indian government has exercised, and continues to exercise, significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in the Fund’s portfolio. The Fund’s performance will also be affected by changes in value of the Indian rupee versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Indian rupee, an investment traded in the rupee will go down in value because it will be worth fewer U.S. dollars. Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and rupees.
Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to the Fund. Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, it may be difficult to obtain and enforce a judgment in a court in India. It may not be possible for the Fund to effect service of process in India, and if the Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets and which may impose additional costs on investment.
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Columbia Emerging Markets Consumer ETF
More Information About the Fund (continued)
The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups. India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan. Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect the Fund. Agriculture occupies a prominent position in the Indian economy, alongside India’s service and industrial sectors. Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect the Fund.
Mauritius Subsidiary. The Fund conducts its investment activities in India through a Subsidiary which is a wholly owned subsidiary of the Fund in the Republic of Mauritius. The Subsidiary will seek to maintain residency in Mauritius in order to allow the Fund to take advantage of the currently effective income tax treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty, absent fraud or other illegal activities. The Subsidiary has received a Tax Residence Certificate from the Mauritius Revenue Authority. However, a memorandum accompanying the Indian Finance Act, 2012, stated that a Tax Residence Certificate may not be sufficient for claiming treaty benefits.
Recently, however, general anti-avoidance rules (GAAR) have been introduced in India, the application of which might result in the Subsidiary not being entitled to the benefits of the treaty with India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2017, remains unclear as of the date of this Prospectus. Any assertion that the Subsidiary is in violation of GAAR when effective or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition of various taxes on the Subsidiary by India. Further, the governments of India and Mauritius recently signed a protocol amending the India-Mauritius treaty, which will likely result in the imposition of taxes on the alienation of shares in an Indian company by a Subsidiary beginning on April 1, 2017. If the Subsidiary satisfies certain limitation on benefits conditions under the amended treaty, the Subsidiary will qualify for a reduced tax rate on the alienation of shares during a transition period scheduled to expire on March 31, 2019. The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund.
Small Cap and Mid Cap Companies. Stocks of small cap and mid cap companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, the Fund may at times be unable to sell securities at favorable prices.
Depositary Receipts. The price at which the Fund’s securities may be sold and the value of the Fund’s shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored depositary receipts as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a depositary receipt differs from the local price of the underlying security used by the ECON Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of the ECON Underlying Index.
Cash Transactions. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions partly or entirely in cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to
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Columbia Emerging Markets Consumer ETF
More Information About the Fund (continued)
shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.
Additional Investment Strategies and Policies
This section describes additional securities, instruments and strategies that may be utilized by the Fund that are not principal investment strategies of the Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by the Fund.
Redemption. As an ETF, the Fund intends to rely on an exemptive order issued by the SEC to the Trust that permits the Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell shares of the Fund in secondary market transactions on the Exchange through brokers.
Mauritius Subsidiary. The Fund may invest a portion of its respective assets through a Subsidiary, which, in turn invests at least 90% of its assets in securities of companies in India. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India. To the extent the Fund invests in a Subsidiary, it will be subject to the risks disclosed above under “Indian Securities” risk and “Mauritius Subsidiary” risk.
Portfolio Turnover. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.
More information about the Fund’s investment strategies is presented in the Fund’s SAI, which is available from the Fund upon request or at the Fund’s website, columbiathreadneedleetf.com/emergingmarkets.
Disclosure of Portfolio Holdings
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is included in the Fund’s SAI. All holdings of the Fund are posted on a daily basis to the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
Special Risks of Exchange-Traded Funds
Not Individually Redeemable. Shares may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Fund shares to constitute a Creation Unit.
Trading Issues. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.
Precautionary Notes
A Precautionary Note to Retail Investors. The Depository Trust Company (DTC), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of each series of the Trust,
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More Information About the Fund (continued)
including the Fund. Your ownership of Fund shares will be shown on the records of the DTC participant broker through whom you hold the shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares of the Fund may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the 1933 Act). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares of the Fund with an active selling effort involving solicitation of secondary market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.
A Precautionary Note to Investment Companies. For purposes of the 1940 Act, the Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including shares of the Fund. Investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.
Primary Service Providers
The Fund is a series of the Trust, an investment company registered under the 1940 Act. Each series of the Trust is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board appoints the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to mutual funds and ETFs using the Columbia brand and other brands, including the Fund. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund.
Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement, including fees paid thereunder, for a fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder
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Columbia Emerging Markets Consumer ETF
More Information About the Fund (continued)
approval. If the Fund was to seek to rely on the order, holders of a majority of the Fund’s outstanding voting securities would need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time.
Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management discloses to the Board the nature of any such material relationships. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the investment advisory services provided to the Fund, the Investment Manager is entitled to receive 0.85% of the Fund's net assets on the first $1 billion, 0.75% on the next $1 billion and 0.70% thereafter.
A discussion regarding the basis for the Board’s approval of the investment management services agreement with Columbia Management will be available in the Fund’s semiannual report to shareholders for the fiscal period ended September 30, 2016.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Mr. Lo joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Lo began his investment career in 1998 and earned a B.S. and M.E. from Rensselaer Polytechnic Institute and an M.B.A. from the Stern School of Business at New York University.
Mr. Vallario joined the Investment Manager in September 2016 as a portfolio manager when the Investment Manager acquired Emerging Global Advisors, LLC (EGA), which he joined in 2015 as a Senior Portfolio Manager. Prior to joining EGA, Mr. Vallario was an Executive Director – Quantitative Client Consultant, Northeast Hedge Funds, at MSCI Inc. since 2010. Mr. Vallario began his investment career in 1996 and earned a B.S. from Lehigh University and an M.B.A. from Rutgers University – Newark.
Other Service Providers
ALPS Distributors, Inc. (the Distributor), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund shares.
The Board has adopted a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Fund; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
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More Information About the Fund (continued)
Index Provider
The ECON Underlying Index is compiled by S&P. S&P is not affiliated with the Fund or Columbia Management. The Fund is entitled to use the ECON Underlying Index pursuant to a sub-licensing arrangement with Columbia Management, which in turn has a licensing agreement with S&P. S&P or its agent also serves as calculation agent for the ECON Underlying Index (the Dow Jones Index Calculation Agent). The Dow Jones Index Calculation Agent is responsible for the management of the day-to-day operations of the ECON Underlying Index, including calculating the value of the ECON Underlying Index every 15 seconds, widely disseminating the ECON Underlying Index values every 15 seconds and tracking corporate actions resulting in adjustments to the ECON Underlying Index.
The value of ECON Underlying Index will be disseminated under the following ticker:
Dow Jones Emerging Markets Consumer Titans 30TM Index:  DJECONT.
The Dow Jones Emerging Markets Consumer Titans 30TM Index is a product of the S&P Dow Jones Indices. “S&P” is a registered trademark of Standard & Poor’s Financial Services LLC (S&P) and Dow Jones® and the Dow Jones Emerging Markets Consumer Titans 30TM Index is a trademark of Dow Jones Holdings LLC (Dow Jones). The trademarks have been licensed to S&P Dow Jones Indices LLC and its affiliates and have been sublicensed for use for certain purposes by Columbia Management. The Dow Jones Emerging Markets Consumer Titans 30TM Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Columbia Management. The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, S&P Dow Jones Indices). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Dow Jones Emerging Markets Consumer Titans 30TM Index to track general market performance. S&P Dow Jones Indices’ only relationship to Columbia Management with respect to the Dow Jones Emerging Markets Consumer Titans 30TM Index is the licensing of the Dow Jones Emerging Markets Consumer Titans 30TM Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third-party licensors. The Dow Jones Emerging Markets Consumer Titans 30TM Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Columbia Management or the Fund. S&P Dow Jones Indices has no obligation to take the needs of Columbia Management or the owners of the Fund into consideration in determining, composing or calculating the Dow Jones Emerging Markets Consumer Titans 30TM Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Dow Jones Emerging Markets Consumer Titans 30TM Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within the Dow Jones Emerging Markets Consumer Titans 30TM Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P Dow Jones Indices does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the Dow Jones Emerging Markets Consumer Titans 30TM Index or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto. S&P Dow Jones Indices shall not be subject to any damages or liability for any errors, omissions, or delays therein. S&P Dow Jones Indices makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use or as to results to be obtained by Columbia Management, owners of the Fund, or any other person or entity from the use of the Dow Jones Emerging Markets Consumer Titans 30TM Index or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall S& P Dow Jones Indices be liable for any indirect, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise. There are no third-party beneficiaries or any agreements between S&P Dow Jones Indices and Columbia Management, other than the licensors of S&P Dow Jones Indices.
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Columbia Emerging Markets Consumer ETF
More Information About the Fund (continued)
S&P, its affiliates, sources and distribution agents (together, the IIV Calculation Agents) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Fund or any data related thereto (collectively, the Data); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agents do not make any warranties, express or implied to any investor in the Fund, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Fund or other person in connection with the use of the Data. The IIV Calculation Agents shall not be liable to any investors in the Fund or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.
Columbia Management and its licensors do not guarantee the accuracy and/or the completeness of the Dow Jones Emerging Markets Consumer Titans 30TM Index or any data included therein, and neither Columbia Management nor its licensors shall have any liability for any errors, omissions or interruptions therein. Columbia Management and its licensors make no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Dow Jones Emerging Markets Consumer Titans 30TM Index or any data included therein. Columbia Management and its licensors make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Emerging Markets Consumer Titans 30TM Index or any data included therein. Without limiting any of the foregoing, in no event shall Columbia Management or its licensors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Dow Jones Emerging Markets Consumer Titans 30TM Index, even if notified of the possibility of such damages.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager provides various services to the Fund and other Columbia Funds for which it is compensated. Ameriprise Financial and its affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
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Columbia Emerging Markets Consumer ETF
More Information About the Fund (continued)
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory, Principal Underwriting and Other Service Arrangements — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Emerging Markets Consumer ETF
Buying and Selling Fund Shares
Most investors will buy and sell shares of the Fund at market prices in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on the Exchange. Fund shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Fund shares through a broker, investors should expect to incur customary brokerage commissions. As a result, investors may receive less than the NAV of the Fund shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.
Share Trading Prices
The trading prices of shares of the Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of portfolio securities every 15 seconds (the intraday indicative value or IIV). The IIV should not be viewed as a “real-time” update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on the Fund’s actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. The Fund, Columbia Management and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, Columbia Management and their affiliates do not make any warranty as to the accuracy of these calculations.
Frequent Purchases and Redemptions of the Fund’s Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions (market timing). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund’s shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its shares at NAV per share, either for cash or for a basket of securities and cash intended to mirror the Fund’s portfolio. The Fund’s shares may then be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (Authorized Participants) and that the vast majority of trading in Fund shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause any of the harmful effects of market timing, which include: dilution, disruption of portfolio management, increases in the Fund’s trading costs, and the realization of capital gains.
To the extent that trades directly with the Fund are effected in-kind (i.e., for securities), those trades also do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades directly with the Fund are effected wholly or partly in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund employs fair valuation pricing, which is intended to minimize potential dilution from market timing. The Fund also imposes transaction fees on in-kind purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an Authorized Participant wholly or partly substitutes cash for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) market timing on the secondary market does not have a material negative impact on the Fund; (b) it is unlikely that market timing would be attempted by an Authorized Participant; and (c) any attempts to market time an Authorized Participant would not be expected to negatively impact the Fund or its shareholders.
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Columbia Emerging Markets Consumer ETF
Buying and Selling Fund Shares (continued)
Pricing Fund Shares
The trading price of the Fund’s shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Fund’s NAV is calculated by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding. The NAV for the Fund is determined once daily as of the end of the Business Day (as defined by this paragraph). A Business Day is any day that the New York Stock Exchange (NYSE) is open and typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the Business Day will be considered to end as of the time of the NYSE’s scheduled close. For purposes of this section only, the Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the end of the Business Day on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the end of the Business Day on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.
Securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. The Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which the Fund’s NAV is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its shares, such as when trading takes place in countries on days that are not a Business Day.
Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the ECON Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the ECON Underlying Index. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Fund. Use of a rate different from the rate used by the ECON Underlying Index may adversely affect the Fund’s ability to track the ECON Underlying Index.
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Columbia Emerging Markets Consumer ETF
Dividends, Distributions and Taxes
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.
As with any investment, you should consider how your investment in the Fund’s shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:
■	The Fund makes distributions;
■	You sell your shares of the Fund listed on the Exchange; and
■	You purchase or redeem Creation Units.
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally will not pay federal income tax on the income and gains it distributes to you. The Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends quarterly. However, the officers of the Trust are authorized in their discretion not to pay a dividend for the Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. The Fund will declare and pay net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. Distributions may be reinvested automatically in additional whole shares of the Fund only if the broker through whom you purchased Fund shares makes such option available.
Annual Statements
Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.
Avoid “Buying a Dividend”
At the time you purchase your Fund shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”
Tax Considerations
Fund Distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
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Dividends, Distributions and Taxes (continued)
If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund shares generally is treated as long-term capital gain or loss if the Fund shares have been held for more than one year and as short-term capital gain or loss if the Fund shares have been held for one year or less. The ability to deduct capital losses may be limited.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service (IRS), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup Withholding. By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Fund shares. Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), a 30% withholding tax is imposed on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares.
Prospectus 2016	23

Columbia Emerging Markets Consumer ETF
Dividends, Distributions and Taxes (continued)
Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.
Mauritius Tax Status
The Fund may conduct its investment activities in India through a Subsidiary, which is a wholly owned subsidiary of the Fund. The Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes. As a tax resident of Mauritius, the Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the Treaty). In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, the Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. The Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. The Subsidiary has applied for and obtained a tax residence certificate (TRC) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.
The Indian Finance Act, 2012 (the Finance Act) has made the submission of a tax residency certificate containing prescribed particulars mandatory for claiming Treaty benefits. A memorandum accompanying the Finance Act further states that the tax residency certificate may not be sufficient for claiming Treaty benefits. In 2013, the Mauritius Financial Services Commission revised the Guide to Global Business 1 to enhance the level of substance required to be demonstrated by Mauritius based entities for holding a Category 1 Global Business License. The governments of India and Mauritius recently signed a protocol amending the Treaty, which will likely result in the imposition of taxes on the alienation of shares in an Indian company by the Subsidiary beginning on April 1, 2017. If the Subsidiary satisfies certain limitation on benefits conditions under the amended Treaty, the Subsidiary will qualify for a reduced tax rate on the alienation of shares during a transition period scheduled to expire on March 31, 2019. Until the amendment to the Treaty becomes effective, the tax consequences described below continue to be applicable to the investments by the Subsidiary.
The Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income. However, the Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by the Subsidiary to the Fund are exempt from Mauritius tax. Provided that the Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by the Subsidiary is as follows:(i) Long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India.(ii) Short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty. Absent the Treaty the Indian tax rate on short-term capital gains realized from sale of investments held for 12 months or less is 15% (plus surcharges).(iii) Indian companies making distributions are liable to a dividend distribution tax equivalent to 15% (plus surcharges) of the dividends distributed. Dividends subject to the dividend distribution tax are free of Indian tax when paid to the Subsidiary.(iv) Any interest income earned on Indian securities is subject to withholding tax in India up to a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.
The Subsidiary endeavors to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Accordingly, management believes that the Subsidiary should be able to obtain the benefits of the Treaty, which ultimately benefits the Fund. However, there can be no assurance that the Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiary was upheld by the Supreme Court of India, no
24	Prospectus 2016

Columbia Emerging Markets Consumer ETF
Dividends, Distributions and Taxes (continued)
assurance can be given that the terms of the Treaty will not be subject to reinterpretation in the future. Recently, general anti-avoidance rules (GAAR) were introduced in India the application of which might result in the Subsidiary not being entitled to the benefits of the Treaty. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2017, remains unclear as of the date of this Prospectus.
It is currently not clear whether income from the Subsidiary will be classified as “capital gains” income or as “business income” under Indian law. However, this distinction should not affect the ultimate tax consequences to the Subsidiary or the Fund. Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that the Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Subsidiary does not have a permanent establishment in India. The Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and Columbia Management will make investment decisions regarding securities orders outside of India. If the Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).
Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (STT), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. In the event that the benefits of the Treaty are not available to a foreign company or a foreign company is held to have a permanent establishment in India, the foreign company may be subject to a minimum alternate tax (MAT). Based on a recent announcement by the Indian Ministry of Finance that it will pursue legislation clarifying that MAT does not apply to investment funds and will instruct revenue assessors that the government agrees that MAT does not apply, it is anticipated that MAT will not apply to the Subsidiary. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the Subsidiary and thus reduce the return to Fund shareholders.
Prospectus 2016	25

Columbia Emerging Markets Consumer ETF
Premium/Discount Information
The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other ETFs, the market price of the Fund’s shares is typically slightly higher or slightly lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.
Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in the Fund’s market price but not in its NAV (or vice versa).
Information showing the difference between the per share NAV of the Fund and the market trading price of shares of the Fund during various time periods is available by visiting the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
26	Prospectus 2016

Columbia Emerging Markets Consumer ETF
Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund since inception. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.
For a share outstanding throughout each period
Columbia Emerging Markets Consumer ETF (Consolidated)

	For the Year Ended March 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$26.45	$26.53	$26.51	$24.77	$22.76
Investment operations:
Net investment income(1)	0.21	0.25	0.31	0.17	0.17
Net realized and unrealized gain (loss) on investments and foreign currency translations	(3.83)	(0.03)	(0.09)	1.68	1.96
Total from investment operations	(3.62)	0.22	0.22	1.85	2.13
Distributions to shareholders:
Net investment income	(0.23)	(0.30)	(0.20)	(0.11)	(0.12)
Net asset value, end of year	$22.60	$26.45	$26.53	$26.51	$24.77
NET ASSET VALUE TOTAL RETURN(2)	(13.63)%	0.88%	0.82%	7.46%	9.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$612,360	$1,145,158	$1,233,683	$885,476	$402,466
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(3)	0.85%	0.83%	0.84%	0.85%	0.85%
Expenses, prior to expense reimbursements/waivers(3)	0.85%	0.83%	0.84%	1.23%	1.31%
Net investment income	0.86%	0.92%	1.20%	0.68%	0.76%
Portfolio turnover rate	32%	12%	14%	7%	3%

(1)	Based on average shares outstanding.
(2)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reduced.
(3)	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee (See Note 9).
Prospectus 2016	27

Columbia Emerging Markets Consumer ETF
225 Franklin Street
Boston, MA 02110
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
225 Franklin Street
Boston, MA 02110
By Telephone: 888.800.4347
Online: columbiathreadneedleetf.com/emergingmarkets
Additionally, you can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust), of which the Fund is a series, is 811-22255.
PRO277_03_F02_(10/16)

Prospectus
July 29, 2016
(As amended October 19, 2016)

Columbia Emerging Markets Core ETF
(formerly EGShares Emerging Markets Core ETF)

CUSIP	NYSE Arca
19762B608	EMCR
This prospectus provides important information about Columbia Emerging Markets Core ETF (the Fund), a passively managed exchange-traded fund (ETF) that is a series of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust) (the Trust), that you should know before investing. Please read it carefully and keep it for future reference.
These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Shares of the Fund are listed and traded on NYSE Arca, Inc. (the Exchange).
No person has been authorized to give any information or to make any representations other than those contained in this prospectus and the Fund’s Statement of Additional Information (SAI) dated July 29, 2016 (which is incorporated by reference into this prospectus and is legally a part of this prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

Columbia Emerging Markets Core ETF
2	Prospectus 2016

Columbia Emerging Markets Core ETF
Summary of the Fund
Investment Objective
Columbia Emerging Markets Core ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Core Index (the EMCR Underlying Index).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)	0.70%
Distribution and/or service (12b-1) fees(b)	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.70%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays all of the operating costs and expenses of the Fund, except for payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other infrequent and/or unusual expenses.
(b)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not shares are redeemed), and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example. The example also does not include transaction fees on purchases and redemptions of Creation Units (defined below) because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

1 year	3 years	5 years	10 years
$72	$224	$390	$871
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Prospectus 2016	3

Columbia Emerging Markets Core ETF
Summary of the Fund (continued)
Principal Investment Strategies
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the EMCR Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.
Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market companies included in the EMCR Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines “emerging market” companies as those that are in countries in the intermediate stages of their economic development and included in the “Emerging” category of S&P Dow Jones Indices LLC’s (S&P) Country Classification System. The Fund may invest in companies of all capitalization sizes, which includes small capitalization (small cap) companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.
The EMCR Underlying Index is a modified equal-weighted index designed to measure the market performance of up to 116 companies that S&P determines to be representative of all industries domiciled in emerging market countries, subject to a 15% country cap. In order to achieve a modified equal weighting, the EMCR Underlying Index constituents are initially allocated an equal weight (i.e., the performance of the constituent securities are represented in equal proportion to one another). Should a country exceed the maximum country weight, it is capped at 15%, with all constituents within that country remaining equally weighted. The excess is then equally re-distributed among the rest of the EMCR Underlying Index’s non-capped constituents. The market capitalization of index constituents as of June 30, 2016 ranged from approximately U.S. $483 million to U.S. $234 billion.
The Fund intends to replicate the constituent securities of the EMCR Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the EMCR Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.
The Fund will invest in specific countries or geographic regions to approximately the same extent as the EMCR Underlying Index. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the EMCR Underlying Index is concentrated.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Securities. The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.
Market Price Variance. As an ETF, the Fund’s shares generally trade in the secondary market on the NYSE Arca, Inc. (the Exchange) at market prices that change throughout the day. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.
4	Prospectus 2016

Columbia Emerging Markets Core ETF
Summary of the Fund (continued)
Non-Correlation. The Fund’s return may not match the return of the EMCR Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the EMCR Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the EMCR Underlying Index. In addition, the Fund’s NAV may deviate from the EMCR Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the EMCR Underlying Index for that security. To the extent the Investment Manager uses a representative sampling strategy, the Fund may not track the EMCR Underlying Index as closely as it would have if the Investment Manager were using a full replication strategy.
Index-Related Risk. There is no assurance that the sponsor of the EMCR Underlying Index (the Sponsor) will compile the EMCR Underlying Index accurately, or that the EMCR Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the EMCR Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the EMCR Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. As an ETF, Fund shares are not individually redeemable securities. There is no assurance that an active trading market for Fund shares will develop or be maintained. Active market trading of Fund shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the EMCR Underlying Index, as well as generate capital gains taxes.
Concentration. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the EMCR Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.
Foreign Investment. The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.
Emerging Markets. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.
Foreign Currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.
Country and Regional. The Fund will invest in specific countries or geographic regions to approximately the same extent as the EMCR Underlying Index. To the extent that the Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of the Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect Fund performance.
Small Cap and Mid Cap Companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Investment Manager, preventing the Fund from tracking the EMCR Underlying Index.
Prospectus 2016	5

Columbia Emerging Markets Core ETF
Summary of the Fund (continued)
Depositary Receipts. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.
Passive Management. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the EMCR Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Issuer Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Cash Transactions. In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.
International Closed Market Trading. Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Authorized Participants Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (APs). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem shares of the Fund, the Fund’s shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 888.800.4347 or visiting columbiathreadneedleetf.com/emergingmarkets.
Columbia Management Investment Advisers, LLC has been the Fund’s investment manager since September 1, 2016.

6	Prospectus 2016

Columbia Emerging Markets Core ETF
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2014	6.51%
	Worst	3rd Quarter 2015	-15.62%
*	Year to Date return as of June 30, 2016: 7.80%
Average Annual Total Returns as of December 31, 2015
	1 Year	Since Inception (10/16/12)
Return Before Taxes	-17.00%	-4.35%
Return After Taxes on Distributions	-17.20%	-4.63%
Return After Taxes on Distributions and Sale of Fund Shares	-9.27%	-3.12%
S&P Emerging Markets Core IndexSM (reflects no deduction for fees, expenses or taxes)	-16.60%	-3.52%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Purchase and Sale of Fund Shares
The Fund issues and redeems shares only through Authorized Participants (typically broker-dealers) in large blocks of shares, typically 50,000 shares, called Creation Units. Creation Units are issued and redeemed typically for an in-kind basket of securities. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
Tax Information
The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Prospectus 2016	7

Columbia Emerging Markets Core ETF
Summary of the Fund (continued)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8	Prospectus 2016

Columbia Emerging Markets Core ETF
More Information About the Fund
Investment Objective
Columbia Emerging Markets Core ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Core Index (the EMCR Underlying Index).
The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees (the Board or the Fund’s Board) without shareholder approval upon 60 days’ prior written notice. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Underlying Index. The EMCR Underlying Index is reconstituted annually. Except in certain circumstances described below, the Investment Manager will cause the Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the EMCR Underlying Index, whether occurring as a result of the annual reconstitution or corporate actions or changes to the index methodology in between annual reconstitutions. The Investment Manager will also rebalance the Fund’s portfolio securities, generally, quarterly. In recognition of longer settlement periods for non-U.S. market securities, the Investment Manager may, at times, cause the Fund to purchase or sell portfolio securities following publicly announced adjustments to the weighting or composition of the constituent securities of the EMCR Underlying Index but in advance of the implementation date of such adjustments. The Investment Manager will not cause the Fund to seek temporary defensive positions when equity markets decline or appear to be overvalued.
The Investment Manager intends to cause the Fund’s portfolio to replicate the constituent securities of the EMCR Underlying Index as closely as possible. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Investment Manager may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the EMCR Underlying Index, but may not track the EMCR Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire EMCR Underlying Index. For example, the Investment Manager may use a representative sampling if one or more of the component securities in the EMCR Underlying Index began to raise liquidity concerns, and the Investment Manager may determine to exclude those component securities from the Fund’s portfolio until the liquidity concerns were lifted. When securities are deleted from the EMCR Underlying Index, the Investment Manager will typically remove these securities from the Fund’s portfolio. However, in the discretion of the Investment Manager, the Fund may remain invested in securities that were deleted from the EMCR Underlying Index until the next rebalancing of the Fund.
Definition of Emerging Markets. S&P, which sponsors the EMCR Underlying Index, defines companies to be from ‘‘emerging market’’ countries based on S&P’s Country Classification System, which divides countries into three categories: Developed, Emerging, and Frontier. S&P uses a two-step process to categorize countries: first, it reviews quantitative criteria reflecting macroeconomic conditions, political stability, legal property rights and procedures, and trading and settlement processes. Second, it conducts a client consultation, and a final decision is made by the S&P Global Equity Index Committee based on both the consultation and quantitative criteria. The EMCR Underlying Index considers ‘‘emerging markets’’ countries to be those included in S&P’s Emerging category.
The EMCR Underlying Index is a modified equal-weighted index comprised of large and liquid emerging market stocks trading on eligible domestic and developed market exchanges (i.e., the Hong Kong Stock Exchange, the London Stock Exchange, NASDAQ and the NYSE). The EMCR Underlying Indexuses Global Industry Classification Standard (GICS) Industry Group levels to select the largest, most representative stocks within industry groups. The EMCR Underlying Index’s constituent companies must meet minimum float-adjusted market capitalization and liquidity requirements. A float-adjusted market capitalization includes only those shares that are available to the public for trading. No country may have a weight greater than 15% by float-adjusted market capitalization. In order to achieve a modified equal weight, the EMCR Underlying Index constituents are initially allocated an equal weight at rebalance. If a country exceeds the maximum country weight then it is capped at 15%, while all constituents within that country remain equally weighted. The excess is then equally distributed among the rest of the non-capped constituents. If needed, this procedure is repeated until no country exceeds the maximum allowable weight. The EMCR Underlying Index is rebalanced quarterly and reconstituted annually in September.
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Concentration. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the EMCR Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by the U.S. government are not considered to be issued by members of any industry.
Depositary Receipts. ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (OTC). In general, there is a large, liquid market in the United States for many ADRs.
ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid certain currency risks during the settlement period for either purchases or sales.
GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The Fund will generally price depositary receipts according to the exchange on which the depositary receipts trade for purposes of calculating its daily NAV.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Price Variance. Because the shares of the Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. For example, if the Fund fair values portfolio securities, the Fund’s NAV may deviate from the approximate per share value of the Fund’s published basket of portfolio securities (i.e., the intraday indicative value or IIV), which could result in the market prices for Fund shares deviating from NAV. However, given that Fund shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Fund shares called “Creation Units” directly from the Fund, management believes that large discounts or premiums to the NAV of Fund shares would not be sustained.
Non-Correlation. If the Investment Manager utilizes a representative sampling approach, the Fund’s return may not correlate as well with the return on the EMCR Underlying Index, as would be the case if the Fund held all of the securities in the EMCR Underlying Index with the same weightings as the EMCR Underlying Index. In addition, the Fund incurs a number of operating expenses not applicable to the EMCR Underlying Index, and incurs costs in buying and selling securities, especially when trading the Fund’s portfolio securities to reflect changes in the composition of the EMCR Underlying Index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of the EMCR Underlying Index to the extent the EMCR Underlying Index reflects stale pricing.
Index-Related Risk. During a period when the EMCR Underlying Index contains incorrect constituents, the Fund tracking the EMCR Underlying Index would have market exposure to such constituents and would be underexposed to the EMCR Underlying Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that losses resulting from errors may be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. If exchange officials deem it appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally, trading of shares of the Fund on the Exchange or another national securities exchange may be halted. If the Fund’s shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV.
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Foreign Investment. There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign-domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments. These risks are generally greater in emerging and frontier markets.
Emerging Markets. Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more or less governmental involvement, supervision and regulation in the economy compared to the U.S.; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.
In addition to the heightened risk level for foreign-domiciled companies discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:
■	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
■	Certain national policies, which may restrict the Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
■	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
■	Foreign taxation.
■	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
■	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
■	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
■	The pervasiveness of corruption and crime.
■	Certain emerging market countries may become subject to international sanctions that adversely affect the economy generally and may have a significant adverse effect on particular industries.
In addition, many of the countries in which the Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.
Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries.
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Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in the Fund’s NAV.
Additionally, investments in certain emerging market countries may subject the Fund to a number of tax rules the application of which may be uncertain. Such emerging market countries may amend or revise their existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of an emerging market country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in emerging market countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.
Foreign Currency. The Fund may invest in companies whose shares are denominated in a foreign currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.
Indian Securities. The performance of the Fund is closely tied to social, political, and economic conditions in India and may be more volatile than the performance of more geographically diversified funds. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
The Indian government has exercised, and continues to exercise, significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in the Fund’s portfolio. The Fund’s performance will also be affected by changes in value of the Indian rupee versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Indian rupee, an investment traded in the rupee will go down in value because it will be worth fewer U.S. dollars. Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and rupees.
Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to the Fund. Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, it may be difficult to obtain and enforce a judgment in a court in India. It may not be possible for the Fund to effect service of process in India, and if the Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets and which may impose additional costs on investment.
The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups. India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan. Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect the
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Fund. Agriculture occupies a prominent position in the Indian economy, alongside India’s service and industrial sectors. Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect the Fund.
Mauritius Subsidiary. The Fund conducts its investment activities in India through a Subsidiary which is a wholly owned subsidiary of the Fund in the Republic of Mauritius. The Subsidiary will seek to maintain residency in Mauritius in order to allow the Fund to take advantage of the currently effective income tax treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty, absent fraud or other illegal activities. The Subsidiary has received a Tax Residence Certificate from the Mauritius Revenue Authority. However, a memorandum accompanying the Indian Finance Act, 2012, stated that a Tax Residence Certificate may not be sufficient for claiming treaty benefits.
Recently, however, general anti-avoidance rules (GAAR) have been introduced in India, the application of which might result in the Subsidiary not being entitled to the benefits of the treaty with India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2017, remains unclear as of the date of this Prospectus. Any assertion that the Subsidiary is in violation of GAAR when effective or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition of various taxes on the Subsidiary by India. Further, the governments of India and Mauritius recently signed a protocol amending the India-Mauritius treaty, which will likely result in the imposition of taxes on the alienation of shares in an Indian company by a Subsidiary beginning on April 1, 2017. If the Subsidiary satisfies certain limitation on benefits conditions under the amended treaty, the Subsidiary will qualify for a reduced tax rate on the alienation of shares during a transition period scheduled to expire on March 31, 2019. The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund.
Small Cap and Mid Cap Companies. Stocks of small cap and mid cap companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, the Fund may at times be unable to sell securities at favorable prices.
Depositary Receipts. The price at which the Fund’s securities may be sold and the value of the Fund’s shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored depositary receipts as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a depositary receipt differs from the local price of the underlying security used by the EMCR Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of the EMCR Underlying Index.
Cash Transactions. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions partly or entirely in cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may
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have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.
Additional Investment Strategies and Policies
This section describes additional securities, instruments and strategies that may be utilized by the Fund that are not principal investment strategies of the Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by the Fund.
Redemption. As an ETF, the Fund intends to rely on an exemptive order issued by the SEC to the Trust that permits the Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell shares of the Fund in secondary market transactions on the Exchange through brokers.
Mauritius Subsidiary. The Fund may invest a portion of its respective assets through a Subsidiary, which, in turn invests at least 90% of its assets in securities of companies in India. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India. To the extent the Fund invests in a Subsidiary, it will be subject to the risks disclosed above under “Indian Securities” risk and “Mauritius Subsidiary” risk.
Portfolio Turnover. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.
More information about the Fund’s investment strategies is presented in the Fund’s SAI, which is available from the Fund upon request or at the Fund’s website, columbiathreadneedleetf.com/emergingmarkets.
Disclosure of Portfolio Holdings
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is included in the Fund’s SAI. All holdings of the Fund are posted on a daily basis to the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
Special Risks of Exchange-Traded Funds
Not Individually Redeemable. Shares may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Fund shares to constitute a Creation Unit.
Trading Issues. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.
Precautionary Notes
A Precautionary Note to Retail Investors. The Depository Trust Company (DTC), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of each series of the Trust, including the Fund. Your ownership of Fund shares will be shown on the records of the DTC participant broker through whom you hold the shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and
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sales of Fund shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares of the Fund may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the 1933 Act). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares of the Fund with an active selling effort involving solicitation of secondary market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.
A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended (1940 Act), the Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including shares of the Fund. Investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.
Primary Service Providers
The Fund is a series of the Trust, an investment company registered under the 1940 Act. Each series of the Trust is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board appoints the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to mutual funds and ETFs using the Columbia brand and other brands, including the Fund. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement, including fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
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The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the investment advisory services provided to the Fund, the Investment Manager is entitled to receive a fee of 0.70% of daily average net assets.
A discussion regarding the basis for the Board’s approval of the investment management services agreement with Columbia Management will be available in the Fund’s semiannual report to shareholders for the fiscal period ended September 30, 2016.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Mr. Lo joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Lo began his investment career in 1998 and earned a B.S. and M.E. from Rensselaer Polytechnic Institute and an M.B.A. from the Stern School of Business at New York University.
Mr. Vallario joined the Investment Manager in September 2016 as a portfolio manager when the Investment Manager acquired Emerging Global Advisors, LLC (EGA), which he joined in 2015 as a Senior Portfolio Manager. Prior to joining EGA, Mr. Vallario was an Executive Director – Quantitative Client Consultant, Northeast Hedge Funds, at MSCI Inc. since 2010. Mr. Vallario began his investment career in 1996 and earned a B.S. from Lehigh University and an M.B.A. from Rutgers University – Newark.
Other Service Providers
ALPS Distributors, Inc. (the Distributor), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund shares.
The Board has adopted a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Fund; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
Index Provider
The EMCR Underlying Index is compiled by S&P. S&P is not affiliated with the Fund or Columbia Management. The Fund is entitled to use the EMCR Underlying Index pursuant to a sub-licensing arrangement with Columbia Management, which in turn has a licensing agreement with S&P. S&P or its agent also serves as calculation agent for the EMCR Underlying Index (the Dow Jones Index Calculation Agent). The Dow Jones Index Calculation Agent is responsible for the management of the day-to-day operations of the EMCR Underlying Index, including calculating the value of the EMCR Underlying Index every 15 seconds, widely disseminating the EMCR Underlying Index values every 15 seconds and tracking corporate actions resulting in adjustments to the EMCR Underlying Index.
The value of EMCR Underlying Index will be disseminated under the following ticker:
S&P Emerging Markets Core Index Net Total Return: SPEMCRN.
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Columbia Emerging Markets Core ETF
More Information About the Fund (continued)
The S&P Emerging Markets Core Index is a product of the S&P Dow Jones Indices. “S&P” is a registered trademark of Standard & Poor’s Financial Services LLC (S&P) and Dow Jones® is a trademark of Dow Jones Holdings LLC (Dow Jones). The trademarks have been licensed to S&P Dow Jones Indices LLC and its affiliates and have been sublicensed for use for certain purposes by Columbia Management. The S&P Emerging Markets Core Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Columbia Management. The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, S& P Dow Jones Indices). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P Emerging Markets Core Index to track general market performance. S&P Dow Jones Indices’ only relationship to Columbia Management with respect to the S&P Emerging Markets Core Index is the licensing of the S&P Emerging Markets Core Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third-party licensors. The S&P Emerging Markets Core Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Columbia Management or the Fund. S&P Dow Jones Indices has no obligation to take the needs of Columbia Management or the owners of the Fund into consideration in determining, composing or calculating the S&P Emerging Markets Core Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P Emerging Markets Core Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within the S&P Emerging Markets Core Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P Dow Jones Indices does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the S&P Emerging Markets Core Index or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto. S&P Dow Jones Indices shall not be subject to any damages or liability for any errors, omissions, or delays therein. S&P Dow Jones Indices makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use or as to results to be obtained by Columbia Management, owners of the Fund, or any other person or entity from the use of the S&P Emerging Markets Core Index or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall S&P Dow Jones Indices be liable for any indirect, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise. There are no third-party beneficiaries or any agreements between S&P Dow Jones Indices and Columbia Management, other than the licensors of S&P Dow Jones Indices.
S&P, its affiliates, sources and distribution agents (together, the IIV Calculation Agents) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Fund or any data related thereto (collectively, the Data); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agents do not make any warranties, express or implied to any investor in the Fund, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Fund or other person in connection with the use of the Data. The IIV Calculation Agents shall not be liable to any investors in the Fund or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.
Columbia Management and its licensors do not guarantee the accuracy and/or the completeness of the S&P Emerging Markets Core Index or any data included therein, and neither Columbia Management nor its licensors shall have any liability for any errors, omissions or interruptions therein. Columbia Management and its licensors make no
Prospectus 2016	17

Columbia Emerging Markets Core ETF
More Information About the Fund (continued)
warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the S&P Emerging Markets Core Index or any data included therein. Columbia Management and its licensors make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P Emerging Markets Core Index or any data included therein. Without limiting any of the foregoing, in no event shall Columbia Management or its licensors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the S&P Emerging Markets Core Index, even if notified of the possibility of such damages.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager provides various services to the Fund and other Columbia Funds for which it is compensated. Ameriprise Financial and its affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory, Principal Underwriting and Other Service Arrangements — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
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Columbia Emerging Markets Core ETF
More Information About the Fund (continued)
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Emerging Markets Core ETF
Buying and Selling Fund Shares
Most investors will buy and sell shares of the Fund at market prices in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on the Exchange. Fund shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Fund shares through a broker, investors should expect to incur customary brokerage commissions. As a result, investors may receive less than the NAV of the Fund shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.
Share Trading Prices
The trading prices of shares of the Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of portfolio securities every 15 seconds (the intraday indicative value or IIV). The IIV should not be viewed as a “real-time” update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on the Fund’s actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. The Fund, Columbia Management and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, Columbia Management and their affiliates do not make any warranty as to the accuracy of these calculations.
Frequent Purchases and Redemptions of the Fund’s Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions (market timing). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund’s shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its shares at NAV per share, either for cash or for a basket of securities and cash intended to mirror the Fund’s portfolio. The Fund’s shares may then be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (Authorized Participants) and that the vast majority of trading in Fund shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause any of the harmful effects of market timing, which include: dilution, disruption of portfolio management, increases in the Fund’s trading costs, and the realization of capital gains.
To the extent that trades directly with the Fund are effected in-kind (i.e., for securities), those trades also do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades directly with the Fund are effected wholly or partly in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund employs fair valuation pricing, which is intended to minimize potential dilution from market timing. The Fund also imposes transaction fees on in-kind purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an Authorized Participant wholly or partly substitutes cash for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) market timing on the secondary market does not have a material negative impact on the Fund; (b) it is unlikely that market timing would be attempted by an Authorized Participant; and (c) any attempts to market time an Authorized Participant would not be expected to negatively impact the Fund or its shareholders.
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Columbia Emerging Markets Core ETF
Buying and Selling Fund Shares (continued)
Pricing Fund Shares
The trading price of the Fund’s shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Fund’s NAV is calculated by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding. The NAV for the Fund is determined once daily as of the end of the Business Day (as defined by this paragraph). A Business Day is any day that the New York Stock Exchange (NYSE) is open and typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the Business Day will be considered to end as of the time of the NYSE’s scheduled close. For purposes of this section only, the Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the end of the Business Day on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the end of the Business Day on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.
Securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. The Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which the Fund’s NAV is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its shares, such as when trading takes place in countries on days that are not a Business Day.
Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the EMCR Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the EMCR Underlying Index. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Fund. Use of a rate different from the rate used by the EMCR Underlying Index may adversely affect the Fund’s ability to track the EMCR Underlying Index.
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Columbia Emerging Markets Core ETF
Dividends, Distributions and Taxes
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.
As with any investment, you should consider how your investment in the Fund’s shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:
■	The Fund makes distributions;
■	You sell your shares of the Fund listed on the Exchange; and
■	You purchase or redeem Creation Units.
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund generally will not pay federal income tax on the income and gains it distributes to you. The Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. However, the officers of the Trust are authorized in their discretion not to pay a dividend for the Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. The Fund will declare and pay net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. Distributions may be reinvested automatically in additional whole shares of the Fund only if the broker through whom you purchased Fund shares makes such option available.
Annual Statements
Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.
Avoid “Buying a Dividend”
At the time you purchase your Fund shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”
Tax Considerations
Fund Distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
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Columbia Emerging Markets Core ETF
Dividends, Distributions and Taxes (continued)
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund shares generally is treated as long-term capital gain or loss if the Fund shares have been held for more than one year and as short-term capital gain or loss if the Fund shares have been held for one year or less. The ability to deduct capital losses may be limited.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service (IRS), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup Withholding. By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Fund shares. Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
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Columbia Emerging Markets Core ETF
Dividends, Distributions and Taxes (continued)
Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), a 30% withholding tax is imposed on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.
Mauritius Tax Status
The Fund may conduct its investment activities in India through a Subsidiary, which is a wholly owned subsidiary of the Fund. The Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes. As a tax resident of Mauritius, the Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the Treaty). In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, the Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. The Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. The Subsidiary has applied for and obtained a tax residence certificate (TRC) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.
The Indian Finance Act, 2012 (the Finance Act) has made the submission of a tax residency certificate containing prescribed particulars mandatory for claiming Treaty benefits. A memorandum accompanying the Finance Act further states that the tax residency certificate may not be sufficient for claiming Treaty benefits. In 2013, the Mauritius Financial Services Commission revised the Guide to Global Business 1 to enhance the level of substance required to be demonstrated by Mauritius based entities for holding a Category 1 Global Business License. The governments of India and Mauritius recently signed a protocol amending the Treaty, which will likely result in the imposition of taxes on the alienation of shares in an Indian company by the Subsidiary beginning on April 1, 2017. If the Subsidiary satisfies certain limitation on benefits conditions under the amended Treaty, the Subsidiary will qualify for a reduced tax rate on the alienation of shares during a transition period scheduled to expire on March 31, 2019. Until the amendment to the Treaty becomes effective, the tax consequences described below continue to be applicable to the investments by the Subsidiary.
The Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income. However, the Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by the Subsidiary to the Fund are exempt from Mauritius tax. Provided that the Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by the Subsidiary is as follows:(i) Long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India.(ii) Short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty. Absent the Treaty the Indian tax rate on short-term capital gains realized from sale of investments held for 12 months or less is 15% (plus surcharges).(iii) Indian companies making distributions are liable to a dividend distribution tax equivalent to 15% (plus surcharges) of the dividends
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Columbia Emerging Markets Core ETF
Dividends, Distributions and Taxes (continued)
distributed. Dividends subject to the dividend distribution tax are free of Indian tax when paid to the Subsidiary.(iv) Any interest income earned on Indian securities is subject to withholding tax in India up to a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.
The Subsidiary endeavors to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Accordingly, management believes that the Subsidiary should be able to obtain the benefits of the Treaty, which ultimately benefits the Fund. However, there can be no assurance that the Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiary was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to reinterpretation in the future. Recently, general anti-avoidance rules (GAAR) were introduced in India the application of which might result in the Subsidiary not being entitled to the benefits of the Treaty. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2017, remains unclear as of the date of this Prospectus.
It is currently not clear whether income from the Subsidiary will be classified as “capital gains” income or as “business income” under Indian law. However, this distinction should not affect the ultimate tax consequences to the Subsidiary or the Fund. Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that the Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Subsidiary does not have a permanent establishment in India. The Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and Columbia Management will make investment decisions regarding securities orders outside of India. If the Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).
Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (STT), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. In the event that the benefits of the Treaty are not available to a foreign company or a foreign company is held to have a permanent establishment in India, the foreign company may be subject to a minimum alternate tax (MAT). Based on a recent announcement by the Indian Ministry of Finance that it will pursue legislation clarifying that MAT does not apply to investment funds and will instruct revenue assessors that the government agrees that MAT does not apply, it is anticipated that MAT will not apply to the Subsidiary. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the Subsidiary and thus reduce the return to Fund shareholders.
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Columbia Emerging Markets Core ETF
Premium/Discount Information
The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other ETFs, the market price of the Fund’s shares is typically slightly higher or slightly lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.
Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in the Fund’s market price but not in its NAV (or vice versa).
Information showing the difference between the per share NAV of the Fund and the market trading price of shares of the Fund during various time periods is available by visiting the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
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Columbia Emerging Markets Core ETF
Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund since inception. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.
For a share outstanding throughout each period
Columbia Emerging Markets Core ETF (Consolidated)

	For the Year Ended March 31,			For the Period October 16, 2012(6) Through March 31, 2013
	2016	2015	2014
Net asset value, beginning of year/period	$20.27	$20.44	$20.87	$20.00
Investment operations:
Net investment income(1)	0.30	0.38	0.36	0.09
Net realized and unrealized gain (loss) on investments and foreign currency translations	(2.73)	(0.13)	(0.44)	0.82
Total from investment operations	(2.43)	0.25	(0.08)	0.91
Distributions to shareholders:
Net investment income	(0.26)	(0.42)	(0.35)	(0.04)
Net asset value, end of year	$17.58	$20.27	$20.44	$20.87
NET ASSET VALUE TOTAL RETURN(2)	(11.91)%	1.22%	(0.36)%	4.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,275	$5,068	$4,088	$4,173
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(3)	0.70%	0.71% (7)	0.70%	0.70% (4)
Expenses, prior to expense reimbursements/waivers(3)	0.70%	0.71% (7)	0.70%	11.94% (4)
Net investment income	1.66%	1.78%	1.76%	0.96% (4)
Portfolio turnover rate	38%	20%	16%	3% (5)

(1)	Based on average shares outstanding.
(2)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reduced.
(3)	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee (See Note 9).
(4)	Annualized.
(5)	Not annualized.
(6)	Commencement of operations.
(7)	The ratio includes 0.01% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unified Fee.
Prospectus 2016	27

Columbia Emerging Markets Core ETF
225 Franklin Street
Boston, MA 02110
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
225 Franklin Street
Boston, MA 02110
By Telephone: 888.800.4347
Online: columbiathreadneedleetf.com/emergingmarkets
Additionally, you can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust), of which the Fund is a series, is 811-22255.
PRO278_03_F02_(10/16)

Prospectus
July 29, 2016
(As amended October 19, 2016)

Columbia India Consumer ETF
(formerly EGShares India Consumer ETF)

CUSIP	NYSE Arca
19762B707	INCO
This prospectus provides important information about Columbia India Consumer ETF (the Fund), a passively managed exchange-traded fund (ETF) that is a series of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust) (the Trust), that you should know before investing. Please read it carefully and keep it for future reference.
These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Shares of the Fund are listed and traded on NYSE Arca, Inc. (the Exchange).
No person has been authorized to give any information or to make any representations other than those contained in this prospectus and the Fund’s Statement of Additional Information (SAI) dated July 29, 2016 (which is incorporated by reference into this prospectus and is legally a part of this prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

Columbia India Consumer ETF
2	Prospectus 2016

Columbia India Consumer ETF
Summary of the Fund
Investment Objective
Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index (the INCO Underlying Index).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)	0.89%
Distribution and/or service (12b-1) fees(b)	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.89%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays all of the operating costs and expenses of the Fund, except for payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other infrequent and/or unusual expenses.
(b)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not shares are redeemed), and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example. The example also does not include transaction fees on purchases and redemptions of Creation Units (defined below) because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

1 year	3 years	5 years	10 years
$91	$284	$493	$1,096
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the INCO Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). The Fund invests substantially all of its assets through a wholly owned subsidiary in Mauritius (the
Prospectus 2016	3

Columbia India Consumer ETF
Summary of the Fund (continued)
Subsidiary), which in turn invests at least 90% of its assets in Indian securities. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India. The Fund may also invest, to a lesser extent, directly in common shares traded on local exchanges, ADRs and GDRs. ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.
Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian consumer companies included in the INCO Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Indian consumer companies as companies that are included in the INCO Underlying Index at the time of purchase, which include companies in India whose businesses involve: automobiles and parts, beverages, food production, household goods, leisure goods, personal goods, food and drug retail, general retail, media, travel and leisure, and tobacco. The Fund may invest in companies of all capitalization sizes, which includes small capitalization (small cap) companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.
The INCO Underlying Index is a maximum 30-stock free-float adjusted market capitalization-weighted index designed to measure the market performance of companies in the consumer industry in India, as defined by Indxx’s proprietary methodology. The INCO Underlying Index consists of common stocks listed on the primary exchange of India. The market capitalization of index constituents as of June 30, 2016 ranged from approximately U.S. $1.6 billion to U.S. $44 billion. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the index.
The Fund intends to replicate the constituent securities of the INCO Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Subsidiary). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the INCO Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.
The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the INCO Underlying Index is concentrated. As of March 31, 2016, the INCO Underlying Index (and therefore the Fund) is concentrated in the consumer goods industry. In determining whether a publicly traded firm belongs to a specific industry or sector, the INCO Underlying Index relies on Indxx’s proprietary classification system. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Securities. The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.
Market Price Variance. As an ETF, the Fund’s shares generally trade in the secondary market on the NYSE Arca, Inc. (the Exchange) at market prices that change throughout the day. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.
4	Prospectus 2016

Columbia India Consumer ETF
Summary of the Fund (continued)
Non-Correlation. The Fund’s return may not match the return of the INCO Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the INCO Underlying Index, including the cost of buying and selling securities and maintaining the Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the INCO Underlying Index. In addition, the Fund’s NAV may deviate from the INCO Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the INCO Underlying Index for that security. To the extent the Investment Manager uses a representative sampling strategy, the Fund may not track the INCO Underlying Index as closely as it would have if the Investment Manager were using a full replication strategy.
Index-Related Risk. There is no assurance that the sponsor of the INCO Underlying Index (the Sponsor) will compile the INCO Underlying Index accurately, or that the INCO Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the INCO Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the INCO Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. As an ETF, Fund shares are not individually redeemable securities. There is no assurance that an active trading market for Fund shares will develop or be maintained. Active market trading of Fund shares may cause more frequent creations or redemptions of Creation Units. Because the Fund typically effects creations and redemptions for cash, rather than in-kind, such active trading could increase the rate of portfolio turnover and the Fund’s tracking error versus the INCO Underlying Index, as well as generate capital gains taxes.
Non-Diversification. The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s share price.
Consumer Concentration. Because the INCO Underlying Index is concentrated in the consumer goods and consumer services industries of India, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.
Foreign Investment. The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.
Emerging Markets. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.
Foreign Currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.
India. Because the Fund invests predominantly in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
Prospectus 2016	5

Columbia India Consumer ETF
Summary of the Fund (continued)
Small Cap and Mid Cap Companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Investment Manager, preventing the Fund from tracking the INCO Underlying Index.
Depositary Receipts. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.
Treaty/Tax Risk. The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement (DTAA) between India and Mauritius for relief from certain Indian taxes. On May 10, 2016, India and Mauritius signed a protocol amending the DTAA, which will likely result in higher taxes and lower returns for the Fund beginning on April 1, 2017.
Passive Management. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the INCO Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Issuer Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Cash Transactions. The Fund typically effects creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.
International Closed Market Trading. Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Authorized Participants Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (APs). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem shares of the Fund, the Fund’s shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 888.800.4347 or visiting columbiathreadneedleetf.com/emergingmarkets.
Columbia Management Investment Advisers, LLC has been the Fund’s investment manager since September 1, 2016.

6	Prospectus 2016

Columbia India Consumer ETF
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2012	23.84%
	Worst	3rd Quarter 2015	-9.10%
*	Year to Date return as of June 30, 2016: 2.80%
Average Annual Total Return as of December 31, 2015
	1 Year	Since Inception (8/10/11)
Return Before Taxes	-0.06%	11.67%
Return After Taxes on Distributions	-0.06%	11.67%
Return After Taxes on Distributions and Sale of Fund Shares	-0.03%	9.26%
Indxx India Consumer Index (reflects no deductions for fees, expenses or taxes)	1.57%	13.39%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Purchase and Sale of Fund Shares
The Fund issues and redeems shares only through Authorized Participants (typically broker-dealers) in large blocks of shares, typically 50,000 shares, called Creation Units. Creation Units are issued and redeemed typically for an in-kind basket of securities. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
Tax Information
The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Prospectus 2016	7

Columbia India Consumer ETF
Summary of the Fund (continued)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8	Prospectus 2016

Columbia India Consumer ETF
More Information About the Fund
Investment Objective
Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index (the INCO Underlying Index). The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees (the Board or the Fund’s Board) without shareholder approval upon 60 days’ prior written notice. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Underlying Index. The INCO Underlying Index is reconstituted annually. Except in certain circumstances described below, the Investment Manager will cause the Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the INCO Underlying Index, whether occurring as a result of the annual reconstitution or corporate actions or changes to the index methodology in between annual reconstitutions. The Investment Manager will also rebalance the Fund’s portfolio securities, generally, quarterly. In recognition of longer settlement periods for non-U.S. market securities, the Investment Manager may, at times, cause the Fund to purchase or sell portfolio securities following publicly announced adjustments to the weighting or composition of the constituent securities of the INCO Underlying Index but in advance of the implementation date of such adjustments. The Investment Manager will not cause the Fund to seek temporary defensive positions when equity markets decline or appear to be overvalued.
The Investment Manager intends to cause the Fund’s portfolio to replicate the constituent securities of the INCO Underlying Index as closely as possible. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Investment Manager may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the INCO Underlying Index, but may not track the INCO Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire INCO Underlying Index. For example, the Investment Manager may use a representative sampling if one or more of the component securities in the INCO Underlying Index began to raise liquidity concerns, and the Investment Manager may determine to exclude those component securities from the Fund’s portfolio until the liquidity concerns were lifted. When securities are deleted from the INCO Underlying Index, the Investment Manager will typically remove these securities from the Fund’s portfolio. However, in the discretion of the Investment Manager, the Fund may remain invested in securities that were deleted from the INCO Underlying Index until the next rebalancing of the Fund.
The INCO Underlying Index is rebalanced and reconstituted annually in March.
Concentration. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the INCO Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by the U.S. government are not considered to be issued by members of any industry.
Depositary Receipts. ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (OTC). In general, there is a large, liquid market in the United States for many ADRs.
ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid certain currency risks during the settlement period for either purchases or sales.
GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign
Prospectus 2016	9

Columbia India Consumer ETF
More Information About the Fund (continued)
exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The Fund will generally price depositary receipts according to the exchange on which the depositary receipts trade for purposes of calculating its daily NAV.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Price Variance. Because the shares of the Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. For example, if the Fund fair values portfolio securities, the Fund’s NAV may deviate from the approximate per share value of the Fund’s published basket of portfolio securities (i.e., the intraday indicative value or IIV), which could result in the market prices for Fund shares deviating from NAV. However, given that Fund shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Fund shares called “Creation Units” directly from the Fund, management believes that large discounts or premiums to the NAV of Fund shares would not be sustained.
Non-Correlation. If the Investment Manager utilizes a representative sampling approach, the Fund’s return may not correlate as well with the return on the INCO Underlying Index, as would be the case if the Fund held all of the securities in the INCO Underlying Index with the same weightings as the INCO Underlying Index. In addition, the Fund incurs a number of operating expenses not applicable to the INCO Underlying Index, and incurs costs in buying and selling securities, especially when trading the Fund’s portfolio securities to reflect changes in the composition of the INCO Underlying Index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of the INCO Underlying Index to the extent the INCO Underlying Index reflects stale pricing.
Index-Related Risk. During a period when the INCO Underlying Index contains incorrect constituents, the Fund tracking the INCO Underlying Index would have market exposure to such constituents and would be underexposed to the INCO Underlying Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that losses resulting from errors may be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. If exchange officials deem it appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally, trading of shares of the Fund on the Exchange or another national securities exchange may be halted. If the Fund’s shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV.
Foreign Investment. There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign-domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments. These risks are generally greater in emerging and frontier markets.
Emerging Markets. Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more or less governmental involvement, supervision and regulation in the economy compared to the U.S.; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.
10	Prospectus 2016

Columbia India Consumer ETF
More Information About the Fund (continued)
In addition to the heightened risk level for foreign-domiciled companies discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:
■	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
■	Certain national policies, which may restrict the Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
■	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
■	Foreign taxation.
■	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
■	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
■	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
■	The pervasiveness of corruption and crime.
■	Certain emerging market countries may become subject to international sanctions that adversely affect the economy generally and may have a significant adverse effect on particular industries.
In addition, many of the countries in which the Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.
Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries.
Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in the Fund’s NAV.
Additionally, investments in certain emerging market countries may subject the Fund to a number of tax rules the application of which may be uncertain. Such emerging market countries may amend or revise their existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of an emerging market country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in emerging market countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.
Non-Diversification. Although the Fund is non-diversified for purposes of the Investment Company Act of 1940 (the 1940 Act), the Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the Code), in order to avoid
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Columbia India Consumer ETF
More Information About the Fund (continued)
liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of the Fund and result in non-correlation with the INCO Underlying Index.
Consumer. The consumer goods, consumer services, consumer staples and consumer discretionary industries depend heavily on disposable household income and consumer spending. Companies in these industries may be subject to competitive forces (including competition brought by an influx of foreign brands), which may also have an adverse impact on their profitability. These industries may be strongly affected by fads, marketing campaigns, changes in demographics and consumer preferences, and other economic or social factors affecting consumer demand. Governmental regulation, including price controls and regulations on packaging, labeling, competition, and certification, may affect the profitability of certain companies represented in the INCO Underlying Index. Consumer goods, consumer services, consumer staples and consumer discretionary companies may also be adversely affected by government and private litigation.
Foreign Currency. The Fund may invest in companies whose shares are denominated in a foreign currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.
Indian Securities. The performance of the Fund is closely tied to social, political, and economic conditions in India and may be more volatile than the performance of more geographically diversified funds. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
The Indian government has exercised, and continues to exercise, significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in the Fund’s portfolio. The Fund’s performance will also be affected by changes in value of the Indian rupee versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Indian rupee, an investment traded in the rupee will go down in value because it will be worth fewer U.S. dollars. Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and rupees.
Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to the Fund. Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, it may be difficult to obtain and enforce a judgment in a court in India. It may not be possible for the Fund to effect service of process in India, and if the Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets and which may impose additional costs on investment.
The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups. India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan. Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect the
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Columbia India Consumer ETF
More Information About the Fund (continued)
Fund. Agriculture occupies a prominent position in the Indian economy, alongside India’s service and industrial sectors. Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect the Fund.
Mauritius Subsidiary. The Fund conducts its investment activities in India through a Subsidiary which is a wholly owned subsidiary of the Fund in the Republic of Mauritius. The Subsidiary will seek to maintain residency in Mauritius in order to allow the Fund to take advantage of the currently effective income tax treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty, absent fraud or other illegal activities. The Subsidiary has received a Tax Residence Certificate from the Mauritius Revenue Authority. However, a memorandum accompanying the Indian Finance Act, 2012, stated that a Tax Residence Certificate may not be sufficient for claiming treaty benefits.
Recently, however, general anti-avoidance rules (GAAR) have been introduced in India, the application of which might result in the Subsidiary not being entitled to the benefits of the treaty with India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2017, remains unclear as of the date of this Prospectus. Any assertion that the Subsidiary is in violation of GAAR when effective or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition of various taxes on the Subsidiary by India. Further, the governments of India and Mauritius recently signed a protocol amending the India-Mauritius treaty, which will likely result in the imposition of taxes on the alienation of shares in an Indian company by a Subsidiary beginning on April 1, 2017. If the Subsidiary satisfies certain limitation on benefits conditions under the amended treaty, the Subsidiary will qualify for a reduced tax rate on the alienation of shares during a transition period scheduled to expire on March 31, 2019. The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund.
Small Cap and Mid Cap Companies. Stocks of small cap and mid cap companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, the Fund may at times be unable to sell securities at favorable prices.
Depositary Receipts. The price at which the Fund’s securities may be sold and the value of the Fund’s shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored depositary receipts as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a depositary receipt differs from the local price of the underlying security used by the INCO Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of the INCO Underlying Index.
Cash Transactions. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. The Fund typically conducts all creations and redemptions in cash rather than in-kind. Because the Fund may effect redemptions partly or entirely in cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier
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Columbia India Consumer ETF
More Information About the Fund (continued)
date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.
Additional Investment Strategies and Policies
This section describes additional securities, instruments and strategies that may be utilized by the Fund that are not principal investment strategies of the Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by the Fund.
Redemption. As an ETF, the Fund intends to rely on an exemptive order issued by the SEC to the Trust that permits the Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell shares of the Fund in secondary market transactions on the Exchange through brokers.
Portfolio Turnover. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.
More information about the Fund’s investment strategies is presented in the Fund’s SAI, which is available from the Fund upon request or at the Fund’s website, columbiathreadneedleetf.com/emergingmarkets.
Disclosure of Portfolio Holdings
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is included in the Fund’s SAI. All holdings of the Fund are posted on a daily basis to the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
Special Risks of Exchange-Traded Funds
Not Individually Redeemable. Shares may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Fund shares to constitute a Creation Unit.
Trading Issues. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.
Precautionary Notes
A Precautionary Note to Retail Investors. The Depository Trust Company (DTC), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of each series of the Trust, including the Fund. Your ownership of Fund shares will be shown on the records of the DTC participant broker through whom you hold the shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
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Columbia India Consumer ETF
More Information About the Fund (continued)
A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares of the Fund may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the 1933 Act). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares of the Fund with an active selling effort involving solicitation of secondary market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.
A Precautionary Note to Investment Companies. For purposes of the 1940 Act, the Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including shares of the Fund. Investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.
Primary Service Providers
The Fund is a series of the Trust, an investment company registered under the 1940 Act. Each series of the Trust is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board appoints the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to mutual funds and ETFs using the Columbia brand and other brands, including the Fund. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund.
Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement, including fees paid thereunder, for a fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. If the Fund was to seek to rely on the order, holders of a majority of the Fund’s outstanding voting securities would need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time.
Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management discloses to the Board the nature of any such material relationships. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
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Columbia India Consumer ETF
More Information About the Fund (continued)
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the investment advisory services provided to the Fund, the Investment Manager is entitled to receive a fee of 0.89% of daily average net assets.
A discussion regarding the basis for the Board’s approval of the investment management services agreement with Columbia Management will be available in the Fund’s semiannual report to shareholders for the fiscal period ended September 30, 2016.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Mr. Lo joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Lo began his investment career in 1998 and earned a B.S. and M.E. from Rensselaer Polytechnic Institute and an M.B.A. from the Stern School of Business at New York University.
Mr. Vallario joined the Investment Manager in September 2016 as a portfolio manager when the Investment Manager acquired Emerging Global Advisors, LLC (EGA), which he joined in 2015 as a Senior Portfolio Manager. Prior to joining EGA, Mr. Vallario was an Executive Director – Quantitative Client Consultant, Northeast Hedge Funds, at MSCI Inc. since 2010. Mr. Vallario began his investment career in 1996 and earned a B.S. from Lehigh University and an M.B.A. from Rutgers University – Newark.
Other Service Providers
ALPS Distributors, Inc. (the Distributor), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund shares.
The Board has adopted a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Fund; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
Index Provider
The INCO Underlying Index is compiled by Indxx. Indxx is not affiliated with the Fund or Columbia Management. The Fund is entitled to use the INCO Underlying Index pursuant to a sub-licensing arrangement with Columbia Management, which in turn has a licensing agreement with Indxx. Indxx or its agent also serves as calculation agent for the INCO Underlying Index (the Indxx Index Calculation Agent). The Indxx Index Calculation Agent is responsible for the management of the day-to-day operations of the INCO Underlying Index, including calculating the value of the INCO Underlying Index every 15 seconds, widely disseminating the INCO Underlying Index values every 15 seconds and tracking corporate actions resulting in adjustments to the INCO Underlying Index.
The value of INCO Underlying Index will be disseminated under the following ticker:
Indxx India Consumer Total Return Index: IINCOT.
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Columbia India Consumer ETF
More Information About the Fund (continued)
Indxx is a service mark of Indxx and has been licensed for use for certain purposes by Columbia Management. The Fund is not sponsored, endorsed, sold or promoted by Indxx. Indxx makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. Indxx’s only relationship to Columbia Management is the licensing of certain trademarks, trade names and service marks of Indxx and of the Indxx India Consumer Index, which is determined, composed and calculated by Indxx without regard to Columbia Management or the Fund. Indxx has no obligation to take the needs of Columbia Management or the shareholders of the Fund into consideration in determining, composing or calculating the Indxx India Consumer Index. Indxx is not responsible for and has not participated in the determination of the timing, amount or pricing of the Fund’s shares to be issued or in the determination or calculation of the equation by which the Fund’s shares are to be converted into cash. Indxx has no obligation or liability in connection with the administration, marketing or trading of the Fund.
Indxx, its affiliates, sources and distribution agents (together, the IIV Calculation Agents) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Fund or any data related thereto (collectively, the Data); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agents do not make any warranties, express or implied to any investor in the Fund, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Fund or other person in connection with the use of the Data. The IIV Calculation Agents shall not be liable to any investors in the Fund or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.
Columbia Management and its licensors do not guarantee the accuracy and/or the completeness of the Indxx India Consumer Index or any data included therein, and neither Columbia Management nor its licensors shall have any liability for any errors, omissions or interruptions therein. Columbia Management and its licensors make no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indxx India Consumer Index or any data included therein. Columbia Management and its licensors make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indxx India Consumer Index or any data included therein. Without limiting any of the foregoing, in no event shall Columbia Management or its licensors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indxx India Consumer Index, even if notified of the possibility of such damages.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager provides various services to the Fund and other Columbia Funds for which it is compensated. Ameriprise Financial and its affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
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Columbia India Consumer ETF
More Information About the Fund (continued)
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory, Principal Underwriting and Other Service Arrangements — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia India Consumer ETF
Buying and Selling Fund Shares
Most investors will buy and sell shares of the Fund at market prices in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on the Exchange. Fund shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Fund shares through a broker, investors should expect to incur customary brokerage commissions. As a result, investors may receive less than the NAV of the Fund shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.
Share Trading Prices
The trading prices of shares of the Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of portfolio securities every 15 seconds (the intraday indicative value or IIV). The IIV should not be viewed as a “real-time” update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on the Fund’s actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. The Fund, Columbia Management and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, Columbia Management and their affiliates do not make any warranty as to the accuracy of these calculations.
Frequent Purchases and Redemptions of the Fund’s Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions (market timing). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund’s shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its shares at NAV per share, either for cash or for a basket of securities and cash intended to mirror the Fund’s portfolio. The Fund’s shares may then be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (Authorized Participants) and that the vast majority of trading in Fund shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause any of the harmful effects of market timing, which include: dilution, disruption of portfolio management, increases in the Fund’s trading costs, and the realization of capital gains.
To the extent that trades directly with the Fund are effected in-kind (i.e., for securities), those trades also do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades directly with the Fund are effected wholly or partly in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund employs fair valuation pricing, which is intended to minimize potential dilution from market timing. The Fund also imposes transaction fees on in-kind purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an Authorized Participant wholly or partly substitutes cash for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) market timing on the secondary market does not have a material negative impact on the Fund; (b) it is unlikely that market timing would be attempted by an Authorized Participant; and (c) any attempts to market time an Authorized Participant would not be expected to negatively impact the Fund or its shareholders.
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Columbia India Consumer ETF
Buying and Selling Fund Shares (continued)
Pricing Fund Shares
The trading price of the Fund’s shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Fund’s NAV is calculated by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding. The NAV for the Fund is determined once daily as of the end of the Business Day (as defined by this paragraph). A Business Day is any day that the New York Stock Exchange (NYSE) is open and typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the Business Day will be considered to end as of the time of the NYSE’s scheduled close. For purposes of this section only, the Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the end of the Business Day on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the end of the Business Day on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.
Securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. The Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which the Fund’s NAV is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its shares, such as when trading takes place in countries on days that are not a Business Day.
Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the INCO Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the INCO Underlying Index. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Fund. Use of a rate different from the rate used by the INCO Underlying Index may adversely affect the Fund’s ability to track the INCO Underlying Index.
20	Prospectus 2016

Columbia India Consumer ETF
Dividends, Distributions and Taxes
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.
As with any investment, you should consider how your investment in the Fund’s shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:
■	The Fund makes distributions;
■	You sell your shares of the Fund listed on the Exchange; and
■	You purchase or redeem Creation Units.
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally will not pay federal income tax on the income and gains it distributes to you. The Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. However, the officers of the Trust are authorized in their discretion not to pay a dividend for the Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. The Fund will declare and pay net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. Distributions may be reinvested automatically in additional whole shares of the Fund only if the broker through whom you purchased Fund shares makes such option available.
Annual Statements
Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.
Avoid “Buying a Dividend”
At the time you purchase your Fund shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”
Tax Considerations
Fund Distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
Prospectus 2016	21

Columbia India Consumer ETF
Dividends, Distributions and Taxes (continued)
If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund shares generally is treated as long-term capital gain or loss if the Fund shares have been held for more than one year and as short-term capital gain or loss if the Fund shares have been held for one year or less. The ability to deduct capital losses may be limited.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service (IRS), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup Withholding. By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Fund shares. Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), a 30% withholding tax is imposed on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares.
22	Prospectus 2016

Columbia India Consumer ETF
Dividends, Distributions and Taxes (continued)
Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.
Mauritius Tax Status
The Fund conducts its investment activities in India through a Subsidiary, which is a wholly owned subsidiary of the Fund. The Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes. As a tax resident of Mauritius, the Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the Treaty). In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, the Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. The Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. The Subsidiary has applied for and obtained a tax residence certificate (TRC) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.
The Indian Finance Act, 2012 (the Finance Act) has made the submission of a tax residency certificate containing prescribed particulars mandatory for claiming Treaty benefits. A memorandum accompanying the Finance Act further states that the tax residency certificate may not be sufficient for claiming Treaty benefits. In 2013, the Mauritius Financial Services Commission revised the Guide to Global Business 1 to enhance the level of substance required to be demonstrated by Mauritius based entities for holding a Category 1 Global Business License. The governments of India and Mauritius recently signed a protocol amending the Treaty, which will likely result in the imposition of taxes on the alienation of shares in an Indian company by the Subsidiary beginning on April 1, 2017. If the Subsidiary satisfies certain limitation on benefits conditions under the amended Treaty, the Subsidiary will qualify for a reduced tax rate on the alienation of shares during a transition period scheduled to expire on March 31, 2019. Until the amendment to the Treaty becomes effective, the tax consequences described below continue to be applicable to the investments by the Subsidiary.
The Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income. However, the Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by the Subsidiary to the Fund are exempt from Mauritius tax. Provided that the Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by the Subsidiary is as follows:(i) Long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India.(ii) Short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty. Absent the Treaty the Indian tax rate on short-term capital gains realized from sale of investments held for 12 months or less is 15% (plus surcharges).(iii) Indian companies making distributions are liable to a dividend distribution tax equivalent to 15% (plus surcharges) of the dividends distributed. Dividends subject to the dividend distribution tax are free of Indian tax when paid to the Subsidiary.(iv) Any interest income earned on Indian securities is subject to withholding tax in India up to a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.
The Subsidiary endeavors to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Accordingly, management believes that the Subsidiary should be able to obtain the benefits of the Treaty, which ultimately benefits the Fund. However, there can be no assurance that the Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiary was upheld by the Supreme Court of India, no
Prospectus 2016	23

Columbia India Consumer ETF
Dividends, Distributions and Taxes (continued)
assurance can be given that the terms of the Treaty will not be subject to reinterpretation in the future. Recently, general anti-avoidance rules (GAAR) were introduced in India the application of which might result in the Subsidiary not being entitled to the benefits of the Treaty. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2017, remains unclear as of the date of this Prospectus.
It is currently not clear whether income from the Subsidiary will be classified as “capital gains” income or as “business income” under Indian law. However, this distinction should not affect the ultimate tax consequences to the Subsidiary or the Fund. Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that the Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Subsidiary does not have a permanent establishment in India. The Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and Columbia Management will make investment decisions regarding securities orders outside of India. If the Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).
Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (STT), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. In the event that the benefits of the Treaty are not available to a foreign company or a foreign company is held to have a permanent establishment in India, the foreign company may be subject to a minimum alternate tax (MAT). Based on a recent announcement by the Indian Ministry of Finance that it will pursue legislation clarifying that MAT does not apply to investment funds and will instruct revenue assessors that the government agrees that MAT does not apply, it is anticipated that MAT will not apply to the Subsidiary. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the Subsidiary and thus reduce the return to Fund shareholders.
24	Prospectus 2016

Columbia India Consumer ETF
Premium/Discount Information
The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other ETFs, the market price of the Fund’s shares is typically slightly higher or slightly lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.
Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in the Fund’s market price but not in its NAV (or vice versa).
Information showing the difference between the per share NAV of the Fund and the market trading price of shares of the Fund during various time periods is available by visiting the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
Prospectus 2016	25

Columbia India Consumer ETF
Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund since inception. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.
For a share outstanding throughout each period
Columbia India Consumer ETF (Consolidated)

	For the Year Ended March 31,				For the Period August 10, 2011(1) Through March 31, 2012
	2016	2015	2014	2013
Net asset value, beginning of year/period	$35.48	$24.72	$22.10	$19.08	$20.00
Investment operations:
Net investment income (loss)(2)	0.04	(0.12)	0.11	(0.00) (3)	(0.00) (3)
Net realized and unrealized gain (loss) on investments and foreign currency translations	(4.36)	10.91	2.51	3.02	(0.92)
Total from investment operations	(4.32)	10.79	2.62	3.02	(0.92)
Distributions to shareholders:
Net investment income	—	(0.03)	—	—	—
Net asset value, end of year	$31.16	$35.48	$24.72	$22.10	$19.08
NET ASSET VALUE TOTAL RETURN(4)	(12.18)%	43.64%	11.86%	15.83%	(4.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$71,679	$88,710	$4,945	$6,631	$1,908
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(8)	0.89%	0.90% (9)	0.89%	0.89%	0.89% (5)
Expenses, prior to expense reimbursements/waivers(8)	0.89%	0.90% (9)	0.89%	4.31%	6.16% (5)
Net investment income (loss)	0.13%	(0.36)%	0.50%	(0.00)% (6)	(0.04)% (5)
Portfolio turnover rate	47%	82%	43%	50%	104% (7)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Less than $(0.005).
(4)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reduced.
(5)	Annualized.
(6)	Less than (0.005)%.
(7)	Not annualized.
(8)	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee (See Note 9).
(9)	The ratio includes 0.01% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unified Fee.
26	Prospectus 2016

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Columbia India Consumer ETF
225 Franklin Street
Boston, MA 02110
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
225 Franklin Street
Boston, MA 02110
By Telephone: 888.800.4347
Online: columbiathreadneedleetf.com/emergingmarkets
Additionally, you can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust), of which the Fund is a series, is 811-22255.
PRO279_03_F02_(10/16)

Prospectus
July 29, 2016
(As amended October 19, 2016)

Columbia India Infrastructure ETF
(formerly EGShares India Infrastructure ETF)

CUSIP	NYSE Arca
19762B806	INXX
This prospectus provides important information about Columbia India Infrastructure ETF (the Fund), a passively managed exchange-traded fund (ETF) that is a series of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust) (the Trust), that you should know before investing. Please read it carefully and keep it for future reference.
These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Shares of the Fund are listed and traded on NYSE Arca, Inc. (the Exchange).
No person has been authorized to give any information or to make any representations other than those contained in this prospectus and the Fund’s Statement of Additional Information (SAI) dated July 29, 2016 (which is incorporated by reference into this prospectus and is legally a part of this prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

Columbia India Infrastructure ETF
2	Prospectus 2016

Columbia India Infrastructure ETF
Summary of the Fund
Investment Objective
Columbia India Infrastructure ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Infrastructure Index (the INXX Underlying Index).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)	0.85%
Distribution and/or service (12b-1) fees(b)	0.00%
Other expenses	0.03%
Total annual Fund operating expenses	0.88%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays all of the operating costs and expenses of the Fund, except for payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other infrequent and/or unusual expenses.
(b)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not shares are redeemed), and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example. The example also does not include transaction fees on purchases and redemptions of Creation Units (defined below) because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

1 year	3 years	5 years	10 years
$90	$281	$488	$1,084
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the INXX Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). The Fund invests substantially all of its assets through a wholly owned subsidiary in Mauritius (the
Prospectus 2016	3

Columbia India Infrastructure ETF
Summary of the Fund (continued)
Subsidiary), which in turn invests at least 90% of its assets in Indian securities. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India. The Fund may also invest, to a lesser extent, directly in common shares traded on local exchanges, ADRs and GDRs. ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.
Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian infrastructure companies included in the INXX Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Indian infrastructure companies as companies that are included in the INXX Underlying Index at the time of purchase, which include companies in India whose businesses involve: construction and engineering, construction materials, independent power producers, metals and mining and wireless telecommunications services. The Fund may invest in companies of all capitalization sizes, which includes small capitalization (small cap) companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.
The INXX Underlying Index is a maximum 30-stock free-float adjusted market capitalization-weighted index designed to measure the market performance of companies in the infrastructure industry in India, as defined by Indxx’s proprietary methodology. The INXX Underlying Index consists of common stocks listed on the primary exchange of India and ADRs and GDRs. The market capitalization of index constituents as of June 30, 2016 ranged from approximately U.S. $1.1 billion to U.S. $27.1 billion. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the index.
The Fund intends to replicate the constituent securities of the INXX Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Subsidiary). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the INXX Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.
The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the INXX Underlying Index is concentrated. As of March 31, 2016, the INXX Underlying Index (and therefore the Fund) is concentrated in the industrials industry. In determining whether a publicly traded firm belongs to a specific industry or sector, the INXX Underlying Index relies on Indxx’s proprietary classification system. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Securities. The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.
Market Price Variance. As an ETF, the Fund’s shares generally trade in the secondary market on the NYSE Arca, Inc. (the Exchange) at market prices that change throughout the day. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.
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Columbia India Infrastructure ETF
Summary of the Fund (continued)
Non-Correlation. The Fund’s return may not match the return of the INXX Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the INXX Underlying Index, including the cost of buying and selling securities and maintaining the Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the INXX Underlying Index. In addition, the Fund’s NAV may deviate from the INXX Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the INXX Underlying Index for that security. To the extent the Investment Manager uses a representative sampling strategy, the Fund may not track the INXX Underlying Index as closely as it would have if the Investment Manager were using a full replication strategy.
Index-Related Risk. There is no assurance that the sponsor of the INXX Underlying Index (the Sponsor) will compile the INXX Underlying Index accurately, or that the INXX Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the INXX Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the INXX Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. As an ETF, Fund shares are not individually redeemable securities. There is no assurance that an active trading market for Fund shares will develop or be maintained. Active market trading of Fund shares may cause more frequent creations or redemptions of Creation Units. Because the Fund typically effects creations and redemptions for cash, rather than in-kind, such active trading could increase the rate of portfolio turnover and the Fund’s tracking error versus the INXX Underlying Index, as well as generate capital gains taxes.
Non-Diversification. The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s share price.
Infrastructure Concentration. Because the INXX Underlying Index is concentrated in the infrastructure sector of India, which includes the industrials industry, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector. The performance of companies in the industrials industry may be affected by government regulation, world events and economic conditions.
Foreign Investment. The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.
Emerging Markets. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.
Foreign Currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.
India. Because the Fund invests predominantly in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
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Columbia India Infrastructure ETF
Summary of the Fund (continued)
Small Cap and Mid Cap Companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Investment Manager, preventing the Fund from tracking the INXX Underlying Index.
Depositary Receipts. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.
Treaty/Tax Risk. The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement (DTAA) between India and Mauritius for relief from certain Indian taxes. On May 10, 2016, India and Mauritius signed a protocol amending the DTAA, which will likely result in higher taxes and lower returns for the Fund beginning on April 1, 2017.
Passive Management. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the INXX Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Issuer Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Cash Transactions. The Fund typically effects creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.
International Closed Market Trading. Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Authorized Participants Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (APs). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem shares of the Fund, the Fund’s shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 888.800.4347 or visiting columbiathreadneedleetf.com/emergingmarkets.
Columbia Management Investment Advisers, LLC has been the Fund’s investment manager since September 1, 2016.

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Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2014	29.87%
	Worst	4th Quarter 2011	-19.66%
*	Year to Date return as of June 30, 2016: 2.43%
Average Annual Total Return as of December 31, 2015
	1 Year	5 Year	Since Inception (8/11/10)
Return Before Taxes	-15.59%	-9.90%	-8.47%
Return After Taxes on Distributions	-15.77%	-10.49%	-9.02%
Return After Taxes on Distributions and Sale of Fund Shares	-8.68%	-7.11%	-6.11%
Indxx India Infrastructure Index (reflects no deductions for fees, expenses or taxes)	-15.05%	-9.00%	-7.53%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Purchase and Sale of Fund Shares
The Fund issues and redeems shares only through Authorized Participants (typically broker-dealers) in large blocks of shares, typically 50,000 shares, called Creation Units. Creation Units are issued and redeemed typically for an in-kind basket of securities. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
Tax Information
The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
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Summary of the Fund (continued)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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More Information About the Fund
Investment Objective
Columbia India Infrastructure ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Infrastructure Index (the INXX Underlying Index). The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees (the Board or the Fund’s Board) without shareholder approval upon 60 days’ prior written notice. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Underlying Index. The INXX Underlying Index is reconstituted annually. Except in certain circumstances described below, the Investment Manager will cause the Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the INXX Underlying Index, whether occurring as a result of the annual reconstitution or corporate actions or changes to the index methodology in between annual reconstitutions. The Investment Manager will also rebalance the Fund’s portfolio securities, generally, quarterly. In recognition of longer settlement periods for non-U.S. market securities, the Investment Manager may, at times, cause the Fund to purchase or sell portfolio securities following publicly announced adjustments to the weighting or composition of the constituent securities of the INXX Underlying Index but in advance of the implementation date of such adjustments. The Investment Manager will not cause the Fund to seek temporary defensive positions when equity markets decline or appear to be overvalued.
The Investment Manager intends to cause the Fund’s portfolio to replicate the constituent securities of the INXX Underlying Index as closely as possible. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Investment Manager may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the INXX Underlying Index, but may not track the INXX Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire INXX Underlying Index. For example, the Investment Manager may use a representative sampling if one or more of the component securities in the INXX Underlying Index began to raise liquidity concerns, and the Investment Manager may determine to exclude those component securities from the Fund’s portfolio until the liquidity concerns were lifted. When securities are deleted from the INXX Underlying Index, the Investment Manager will typically remove these securities from the Fund’s portfolio. However, in the discretion of the Investment Manager, the Fund may remain invested in securities that were deleted from the INXX Underlying Index until the next rebalancing of the Fund.
The INXX Underlying Index is rebalanced and reconstituted annually in September.
Concentration. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the INXX Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by the U.S. government are not considered to be issued by members of any industry.
Depositary Receipts. ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (OTC). In general, there is a large, liquid market in the United States for many ADRs.
ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid certain currency risks during the settlement period for either purchases or sales.
GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign
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More Information About the Fund (continued)
exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The Fund will generally price depositary receipts according to the exchange on which the depositary receipts trade for purposes of calculating its daily NAV.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Price Variance. Because the shares of the Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. For example, if the Fund fair values portfolio securities, the Fund’s NAV may deviate from the approximate per share value of the Fund’s published basket of portfolio securities (i.e., the intraday indicative value or IIV), which could result in the market prices for Fund shares deviating from NAV. However, given that Fund shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Fund shares called “Creation Units” directly from the Fund, management believes that large discounts or premiums to the NAV of Fund shares would not be sustained.
Non-Correlation. If the Investment Manager utilizes a representative sampling approach, the Fund’s return may not correlate as well with the return on the INXX Underlying Index, as would be the case if the Fund held all of the securities in the INXX Underlying Index with the same weightings as the INXX Underlying Index. In addition, the Fund incurs a number of operating expenses not applicable to the INXX Underlying Index, and incurs costs in buying and selling securities, especially when trading the Fund’s portfolio securities to reflect changes in the composition of the INXX Underlying Index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of the INXX Underlying Index to the extent the INXX Underlying Index reflects stale pricing.
Index-Related Risk. During a period when the INXX Underlying Index contains incorrect constituents, the Fund tracking the INXX Underlying Index would have market exposure to such constituents and would be underexposed to the INXX Underlying Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that losses resulting from errors may be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. If exchange officials deem it appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally, trading of shares of the Fund on the Exchange or another national securities exchange may be halted. If the Fund’s shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV.
Foreign Investment. There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign-domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments. These risks are generally greater in emerging and frontier markets.
Emerging Markets. Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more or less governmental involvement, supervision and regulation in the economy compared to the U.S.; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.
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More Information About the Fund (continued)
In addition to the heightened risk level for foreign-domiciled companies discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:
■	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
■	Certain national policies, which may restrict the Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
■	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
■	Foreign taxation.
■	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
■	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
■	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
■	The pervasiveness of corruption and crime.
■	Certain emerging market countries may become subject to international sanctions that adversely affect the economy generally and may have a significant adverse effect on particular industries.
In addition, many of the countries in which the Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.
Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries.
Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in the Fund’s NAV.
Additionally, investments in certain emerging market countries may subject the Fund to a number of tax rules the application of which may be uncertain. Such emerging market countries may amend or revise their existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of an emerging market country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in emerging market countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.
Non-Diversification. Although the Fund is non-diversified for purposes of the Investment Company Act of 1940 (the 1940 Act), the Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the Code), in order to avoid
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More Information About the Fund (continued)
liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of the Fund and result in non-correlation with the INXX Underlying Index.
Industrials. The stock prices of companies in the industrials industry are affected by supply and demand both for their specific product or service and for industrials industry products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions affect the performance of companies in the industrials industry. Companies in the industrials industry may be adversely affected by environmental damages and product liability claims.
Foreign Currency. The Fund may invest in companies whose shares are denominated in a foreign currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.
Indian Securities. The performance of the Fund is closely tied to social, political, and economic conditions in India and may be more volatile than the performance of more geographically diversified funds. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
The Indian government has exercised, and continues to exercise, significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in the Fund’s portfolio. The Fund’s performance will also be affected by changes in value of the Indian rupee versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Indian rupee, an investment traded in the rupee will go down in value because it will be worth fewer U.S. dollars. Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and rupees.
Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to the Fund. Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, it may be difficult to obtain and enforce a judgment in a court in India. It may not be possible for the Fund to effect service of process in India, and if the Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets and which may impose additional costs on investment.
The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups. India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan. Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect the Fund. Agriculture occupies a prominent position in the Indian economy, alongside India’s service and industrial sectors. Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect the Fund.
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Columbia India Infrastructure ETF
More Information About the Fund (continued)
Mauritius Subsidiary. The Fund conducts its investment activities in India through a Subsidiary which is a wholly owned subsidiary of the Fund in the Republic of Mauritius. The Subsidiary will seek to maintain residency in Mauritius in order to allow the Fund to take advantage of the currently effective income tax treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty, absent fraud or other illegal activities. The Subsidiary has received a Tax Residence Certificate from the Mauritius Revenue Authority. However, a memorandum accompanying the Indian Finance Act, 2012, stated that a Tax Residence Certificate may not be sufficient for claiming treaty benefits.
Recently, however, general anti-avoidance rules (GAAR) have been introduced in India, the application of which might result in the Subsidiary not being entitled to the benefits of the treaty with India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2017, remains unclear as of the date of this Prospectus. Any assertion that the Subsidiary is in violation of GAAR when effective or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition of various taxes on the Subsidiary by India. Further, the governments of India and Mauritius recently signed a protocol amending the India-Mauritius treaty, which will likely result in the imposition of taxes on the alienation of shares in an Indian company by a Subsidiary beginning on April 1, 2017. If the Subsidiary satisfies certain limitation on benefits conditions under the amended treaty, the Subsidiary will qualify for a reduced tax rate on the alienation of shares during a transition period scheduled to expire on March 31, 2019. The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund.
Small Cap and Mid Cap Companies. Stocks of small cap and mid cap companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, the Fund may at times be unable to sell securities at favorable prices.
Depositary Receipts. The price at which the Fund’s securities may be sold and the value of the Fund’s shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored depositary receipts as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a depositary receipt differs from the local price of the underlying security used by the INXX Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of the INXX Underlying Index.
Cash Transactions. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. The Fund typically conducts all creations and redemptions in cash rather than in-kind. Because the Fund may effect redemptions partly or entirely in cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out
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Columbia India Infrastructure ETF
More Information About the Fund (continued)
over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.
Additional Investment Strategies and Policies
This section describes additional securities, instruments and strategies that may be utilized by the Fund that are not principal investment strategies of the Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by the Fund.
Redemption. As an ETF, the Fund intends to rely on an exemptive order issued by the SEC to the Trust that permits the Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell shares of the Fund in secondary market transactions on the Exchange through brokers.
Portfolio Turnover. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.
More information about the Fund’s investment strategies is presented in the Fund’s SAI, which is available from the Fund upon request or at the Fund’s website, columbiathreadneedleetf.com/emergingmarkets.
Disclosure of Portfolio Holdings
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is included in the Fund’s SAI. All holdings of the Fund are posted on a daily basis to the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
Special Risks of Exchange-Traded Funds
Not Individually Redeemable. Shares may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Fund shares to constitute a Creation Unit.
Trading Issues. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.
Precautionary Notes
A Precautionary Note to Retail Investors. The Depository Trust Company (DTC), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of each series of the Trust, including the Fund. Your ownership of Fund shares will be shown on the records of the DTC participant broker through whom you hold the shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
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Columbia India Infrastructure ETF
More Information About the Fund (continued)
A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares of the Fund may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the 1933 Act). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares of the Fund with an active selling effort involving solicitation of secondary market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.
A Precautionary Note to Investment Companies. For purposes of the 1940 Act, the Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including shares of the Fund. Investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.
Primary Service Providers
The Fund is a series of the Trust, an investment company registered under the 1940 Act. Each series of the Trust is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board appoints the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to mutual funds and ETFs using the Columbia brand and other brands, including the Fund. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund.
Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement, including fees paid thereunder, for a fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. If the Fund was to seek to rely on the order, holders of a majority of the Fund’s outstanding voting securities would need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time.
Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management discloses to the Board the nature of any such material relationships. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
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Columbia India Infrastructure ETF
More Information About the Fund (continued)
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the investment advisory services provided to the Fund, the Investment Manager is entitled to receive a fee of 0.85% of daily average net assets.
A discussion regarding the basis for the Board’s approval of the investment management services agreement with Columbia Management will be available in the Fund’s semiannual report to shareholders for the fiscal period ended September 30, 2016.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Mr. Lo joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Lo began his investment career in 1998 and earned a B.S. and M.E. from Rensselaer Polytechnic Institute and an M.B.A. from the Stern School of Business at New York University.
Mr. Vallario joined the Investment Manager in September 2016 as a portfolio manager when the Investment Manager acquired Emerging Global Advisors, LLC (EGA), which he joined in 2015 as a Senior Portfolio Manager. Prior to joining EGA, Mr. Vallario was an Executive Director – Quantitative Client Consultant, Northeast Hedge Funds, at MSCI Inc. since 2010. Mr. Vallario began his investment career in 1996 and earned a B.S. from Lehigh University and an M.B.A. from Rutgers University – Newark.
Other Service Providers
ALPS Distributors, Inc. (the Distributor), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund shares.
The Board has adopted a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Fund; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
Index Provider
The INXX Underlying Index is compiled by Indxx. Indxx is not affiliated with the Fund or Columbia Management. The Fund is entitled to use the INXX Underlying Index pursuant to a sub-licensing arrangement with Columbia Management, which in turn has a licensing agreement with Indxx. Indxx or its agent also serves as calculation agent for the INXX Underlying Index (the Indxx Index Calculation Agent). The Indxx Index Calculation Agent is responsible for the management of the day-to-day operations of the INXX Underlying Index, including calculating the value of the INXX Underlying Index every 15 seconds, widely disseminating the INXX Underlying Index values every 15 seconds and tracking corporate actions resulting in adjustments to the INXX Underlying Index.
The value of INXX Underlying Index will be disseminated under the following ticker:
Indxx India Infrastructure Total Return Index: IINXXT.
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Columbia India Infrastructure ETF
More Information About the Fund (continued)
Indxx is a service mark of Indxx and has been licensed for use for certain purposes by Columbia Management. The Fund is not sponsored, endorsed, sold or promoted by Indxx. Indxx makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. Indxx’s only relationship to Columbia Management is the licensing of certain trademarks, trade names and service marks of Indxx and of the Indxx India Infrastructure Index, which is determined, composed and calculated by Indxx without regard to Columbia Management or the Fund. Indxx has no obligation to take the needs of Columbia Management or the shareholders of the Fund into consideration in determining, composing or calculating the Indxx India Infrastructure Index. Indxx is not responsible for and has not participated in the determination of the timing, amount or pricing of the Fund’s shares to be issued or in the determination or calculation of the equation by which the Fund’s shares are to be converted into cash. Indxx has no obligation or liability in connection with the administration, marketing or trading of the Fund.
Indxx, its affiliates, sources and distribution agents (together, the IIV Calculation Agents) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Fund or any data related thereto (collectively, the Data); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agents do not make any warranties, express or implied to any investor in the Fund, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Fund or other person in connection with the use of the Data. The IIV Calculation Agents shall not be liable to any investors in the Fund or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.
Columbia Management and its licensors do not guarantee the accuracy and/or the completeness of the Indxx India Infrastructure Index or any data included therein, and neither Columbia Management nor its licensors shall have any liability for any errors, omissions or interruptions therein. Columbia Management and its licensors make no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indxx India Infrastructure Index or any data included therein. Columbia Management and its licensors make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indxx India Infrastructure Index or any data included therein. Without limiting any of the foregoing, in no event shall Columbia Management or its licensors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indxx India Infrastructure Index, even if notified of the possibility of such damages.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager provides various services to the Fund and other Columbia Funds for which it is compensated. Ameriprise Financial and its affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
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Columbia India Infrastructure ETF
More Information About the Fund (continued)
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory, Principal Underwriting and Other Service Arrangements — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia India Infrastructure ETF
Buying and Selling Fund Shares
Most investors will buy and sell shares of the Fund at market prices in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on the Exchange. Fund shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Fund shares through a broker, investors should expect to incur customary brokerage commissions. As a result, investors may receive less than the NAV of the Fund shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.
Share Trading Prices
The trading prices of shares of the Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of portfolio securities every 15 seconds (the intraday indicative value or IIV). The IIV should not be viewed as a “real-time” update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on the Fund’s actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. The Fund, Columbia Management and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, Columbia Management and their affiliates do not make any warranty as to the accuracy of these calculations.
Frequent Purchases and Redemptions of the Fund’s Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions (market timing). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund’s shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its shares at NAV per share, either for cash or for a basket of securities and cash intended to mirror the Fund’s portfolio. The Fund’s shares may then be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (Authorized Participants) and that the vast majority of trading in Fund shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause any of the harmful effects of market timing, which include: dilution, disruption of portfolio management, increases in the Fund’s trading costs, and the realization of capital gains.
To the extent that trades directly with the Fund are effected in-kind (i.e., for securities), those trades also do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades directly with the Fund are effected wholly or partly in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund employs fair valuation pricing, which is intended to minimize potential dilution from market timing. The Fund also imposes transaction fees on in-kind purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an Authorized Participant wholly or partly substitutes cash for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) market timing on the secondary market does not have a material negative impact on the Fund; (b) it is unlikely that market timing would be attempted by an Authorized Participant; and (c) any attempts to market time an Authorized Participant would not be expected to negatively impact the Fund or its shareholders.
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Columbia India Infrastructure ETF
Buying and Selling Fund Shares (continued)
Pricing Fund Shares
The trading price of the Fund’s shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Fund’s NAV is calculated by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding. The NAV for the Fund is determined once daily as of the end of the Business Day (as defined by this paragraph). A Business Day is any day that the New York Stock Exchange (NYSE) is open and typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the Business Day will be considered to end as of the time of the NYSE’s scheduled close. For purposes of this section only, the Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the end of the Business Day on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the end of the Business Day on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.
Securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. The Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which the Fund’s NAV is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its shares, such as when trading takes place in countries on days that are not a Business Day.
Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the INXX Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the INXX Underlying Index. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Fund. Use of a rate different from the rate used by the INXX Underlying Index may adversely affect the Fund’s ability to track the INXX Underlying Index.
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Columbia India Infrastructure ETF
Dividends, Distributions and Taxes
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.
As with any investment, you should consider how your investment in the Fund’s shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:
■	The Fund makes distributions;
■	You sell your shares of the Fund listed on the Exchange; and
■	You purchase or redeem Creation Units.
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally will not pay federal income tax on the income and gains it distributes to you. The Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. However, the officers of the Trust are authorized in their discretion not to pay a dividend for the Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. The Fund will declare and pay net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. Distributions may be reinvested automatically in additional whole shares of the Fund only if the broker through whom you purchased Fund shares makes such option available.
Annual Statements
Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.
Avoid “Buying a Dividend”
At the time you purchase your Fund shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”
Tax Considerations
Fund Distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
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Columbia India Infrastructure ETF
Dividends, Distributions and Taxes (continued)
If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund shares generally is treated as long-term capital gain or loss if the Fund shares have been held for more than one year and as short-term capital gain or loss if the Fund shares have been held for one year or less. The ability to deduct capital losses may be limited.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service (IRS), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup Withholding. By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Fund shares. Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), a 30% withholding tax is imposed on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares.
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Columbia India Infrastructure ETF
Dividends, Distributions and Taxes (continued)
Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.
Mauritius Tax Status
The Fund conducts its investment activities in India through a Subsidiary, which is a wholly owned subsidiary of the Fund. The Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes. As a tax resident of Mauritius, the Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the Treaty). In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, the Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. The Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. The Subsidiary has applied for and obtained a tax residence certificate (TRC) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.
The Indian Finance Act, 2012 (the Finance Act) has made the submission of a tax residency certificate containing prescribed particulars mandatory for claiming Treaty benefits. A memorandum accompanying the Finance Act further states that the tax residency certificate may not be sufficient for claiming Treaty benefits. In 2013, the Mauritius Financial Services Commission revised the Guide to Global Business 1 to enhance the level of substance required to be demonstrated by Mauritius based entities for holding a Category 1 Global Business License. The governments of India and Mauritius recently signed a protocol amending the Treaty, which will likely result in the imposition of taxes on the alienation of shares in an Indian company by the Subsidiary beginning on April 1, 2017. If the Subsidiary satisfies certain limitation on benefits conditions under the amended Treaty, the Subsidiary will qualify for a reduced tax rate on the alienation of shares during a transition period scheduled to expire on March 31, 2019. Until the amendment to the Treaty becomes effective, the tax consequences described below continue to be applicable to the investments by the Subsidiary.
The Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income. However, the Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by the Subsidiary to the Fund are exempt from Mauritius tax. Provided that the Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by the Subsidiary is as follows:(i) Long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India.(ii) Short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty. Absent the Treaty the Indian tax rate on short-term capital gains realized from sale of investments held for 12 months or less is 15% (plus surcharges).(iii) Indian companies making distributions are liable to a dividend distribution tax equivalent to 15% (plus surcharges) of the dividends distributed. Dividends subject to the dividend distribution tax are free of Indian tax when paid to the Subsidiary.(iv) Any interest income earned on Indian securities is subject to withholding tax in India up to a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.
The Subsidiary endeavors to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Accordingly, management believes that the Subsidiary should be able to obtain the benefits of the Treaty, which ultimately benefits the Fund. However, there can be no assurance that the Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiary was upheld by the Supreme Court of India, no
Prospectus 2016	23

Columbia India Infrastructure ETF
Dividends, Distributions and Taxes (continued)
assurance can be given that the terms of the Treaty will not be subject to reinterpretation in the future. Recently, general anti-avoidance rules (GAAR) were introduced in India the application of which might result in the Subsidiary not being entitled to the benefits of the Treaty. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2017, remains unclear as of the date of this Prospectus.
It is currently not clear whether income from the Subsidiary will be classified as “capital gains” income or as “business income” under Indian law. However, this distinction should not affect the ultimate tax consequences to the Subsidiary or the Fund. Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that the Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Subsidiary does not have a permanent establishment in India. The Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and Columbia Management will make investment decisions regarding securities orders outside of India. If the Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).
Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (STT), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. In the event that the benefits of the Treaty are not available to a foreign company or a foreign company is held to have a permanent establishment in India, the foreign company may be subject to a minimum alternate tax (MAT). Based on a recent announcement by the Indian Ministry of Finance that it will pursue legislation clarifying that MAT does not apply to investment funds and will instruct revenue assessors that the government agrees that MAT does not apply, it is anticipated that MAT will not apply to the Subsidiary. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the Subsidiary and thus reduce the return to Fund shareholders.
24	Prospectus 2016

Columbia India Infrastructure ETF
Premium/Discount Information
The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other ETFs, the market price of the Fund’s shares is typically slightly higher or slightly lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.
Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in the Fund’s market price but not in its NAV (or vice versa).
Information showing the difference between the per share NAV of the Fund and the market trading price of shares of the Fund during various time periods is available by visiting the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
Prospectus 2016	25

Columbia India Infrastructure ETF
Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund since inception. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.
For a share outstanding throughout each period
Columbia India Infrastructure ETF (Consolidated)

	For the Year Ended March 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$13.08	$11.35	$12.27	$14.99	$19.40
Investment operations:
Net investment income(1)	0.30	0.12	0.13	0.07	0.06
Net realized and unrealized gain (loss) on investments and foreign currency translations	(3.04)	1.65 (2)	0.27	(2.60)	(4.39)
Total from investment operations	(2.74)	1.77	0.40	(2.53)	(4.33)
Distributions to shareholders:
Net investment income	(0.10)	(0.04)	(1.32)	(0.19)	(0.08)
Net asset value, end of year	$10.24	$13.08	$11.35	$12.27	$14.99
NET ASSET VALUE TOTAL RETURN(3)	(21.00)%	15.59%	4.04%	(17.08)%	(22.19)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$39,938	$47,736	$17,586	$51,513	$60,703
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(4)	0.88% (7)	0.88% (6)	0.86% (5)	0.85%	0.85%
Expenses, prior to expense reimbursements/waivers(4)	0.88% (7)	0.88% (6)	0.86% (5)	1.61%	1.69%
Net investment income	2.68%	0.90%	1.18%	0.53%	0.39%
Portfolio turnover rate	59%	75%	76%	24%	23%

(1)	Based on average shares outstanding.
(2)	The realized and unrealized gain or loss on investments and foreign currency translations does not accord with the amounts reported in the Statements of Operations due to the timing of subscriptions or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind (See Note 10).
(3)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reduced.
(4)	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee (See Note 9).
(5)	The ratio includes 0.01% for the year ended March 31, 2014 attributed to tax expense, which is outside the Unified Fee.
(6)	The ratio includes 0.03% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unified Fee.
(7)	The ratio includes 0.03% for the year ended March 31, 2016 attributed to tax expense, which is outside the Unified Fee.
26	Prospectus 2016

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Columbia India Infrastructure ETF
225 Franklin Street
Boston, MA 02110
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
225 Franklin Street
Boston, MA 02110
By Telephone: 888.800.4347
Online: columbiathreadneedleetf.com/emergingmarkets
Additionally, you can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust), of which the Fund is a series, is 811-22255.
PRO280_03_F02_(10/16)

Prospectus
July 29, 2016
(As amended October 19, 2016)

Columbia India Small Cap ETF
(formerly EGShares India Small Cap ETF)

CUSIP	NYSE Arca
19762B889	SCIN
This prospectus provides important information about Columbia India Small Cap ETF (the Fund), a passively managed exchange-traded fund (ETF) that is a series of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust) (the Trust), that you should know before investing. Please read it carefully and keep it for future reference.
These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Shares of the Fund are listed and traded on NYSE Arca, Inc. (the Exchange).
No person has been authorized to give any information or to make any representations other than those contained in this prospectus and the Fund’s Statement of Additional Information (SAI) dated July 29, 2016 (which is incorporated by reference into this prospectus and is legally a part of this prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

Columbia India Small Cap ETF
2	Prospectus 2016

Columbia India Small Cap ETF
Summary of the Fund
Investment Objective
Columbia India Small Cap ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Small Cap Index (the SCIN Underlying Index).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)	0.85%
Distribution and/or service (12b-1) fees(b)	0.00%
Other expenses	0.01%
Total annual Fund operating expenses	0.86%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays all of the operating costs and expenses of the Fund, except for payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other infrequent and/or unusual expenses.
(b)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not shares are redeemed), and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example. The example also does not include transaction fees on purchases and redemptions of Creation Units (defined below) because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

1 year	3 years	5 years	10 years
$88	$274	$477	$1,061
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the SCIN Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). The Fund invests substantially all of its assets through a wholly owned subsidiary in Mauritius (the
Prospectus 2016	3

Columbia India Small Cap ETF
Summary of the Fund (continued)
Subsidiary), which in turn invests at least 90% of its assets in Indian securities. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India. The Fund may also invest, to a lesser extent, directly in common shares traded on local exchanges, ADRs and GDRs. ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.
Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian small market capitalization (small cap) companies included in the SCIN Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund considers small cap companies to be those with market capitalizations between U.S. $100 million and U.S. $2 billion. The Fund may also invest in mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.
The SCIN Underlying Index is a maximum 75-stock free-float adjusted market capitalization-weighted index designed to measure the market performance of companies in the small cap segment in India. The SCIN Underlying Index consists of securities listed on the primary stock exchange of India. The market capitalization of index constituents as of June 30, 2016 ranged from approximately U.S. $211 million to U.S. $1.6 billion. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the index.
The Fund intends to replicate the constituent securities of the SCIN Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Subsidiary). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the SCIN Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.
The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the SCIN Underlying Index is concentrated. As of March 31, 2016, the SCIN Underlying Index (and therefore the Fund) is concentrated in the industrials industry. In determining whether a publicly traded firm belongs to a specific industry or sector, the SCIN Underlying Index relies on Indxx’s proprietary classification system. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Securities. The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.
Market Price Variance. As an ETF, the Fund’s shares generally trade in the secondary market on the NYSE Arca, Inc. (the Exchange) at market prices that change throughout the day. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.
Non-Correlation. The Fund’s return may not match the return of the SCIN Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the SCIN Underlying Index, including the cost of buying and selling securities and maintaining the Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the SCIN Underlying Index. In addition, the Fund’s NAV may deviate from the SCIN Underlying Index if the
4	Prospectus 2016

Columbia India Small Cap ETF
Summary of the Fund (continued)
Fund fair values a portfolio security at a price other than the price used by the SCIN Underlying Index for that security. To the extent the Investment Manager uses a representative sampling strategy, the Fund may not track the SCIN Underlying Index as closely as it would have if the Investment Manager were using a full replication strategy.
Index-Related Risk. There is no assurance that the sponsor of the SCIN Underlying Index (the Sponsor) will compile the SCIN Underlying Index accurately, or that the SCIN Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the SCIN Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the SCIN Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. As an ETF, Fund shares are not individually redeemable securities. There is no assurance that an active trading market for Fund shares will develop or be maintained. Active market trading of Fund shares may cause more frequent creations or redemptions of Creation Units. Because the Fund typically effects creations and redemptions for cash, rather than in-kind, such active trading could increase the rate of portfolio turnover and the Fund’s tracking error versus the SCIN Underlying Index, as well as generate capital gains taxes.
Non-Diversification. The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s share price.
Concentration. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the SCIN Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.
Industrials Industry. The performance of companies in the industrials industry may be affected by government regulation, world events and economic conditions.
Foreign Investment. The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.
Emerging Markets. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.
Foreign Currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.
India. Because the Fund invests predominantly in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
Small Cap and Mid Cap Companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Prospectus 2016	5

Columbia India Small Cap ETF
Summary of the Fund (continued)
Liquidity. In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Investment Manager, preventing the Fund from tracking the SCIN Underlying Index.
Depositary Receipts. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.
Treaty/Tax Risk. The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement (DTAA) between India and Mauritius for relief from certain Indian taxes. On May 10, 2016, India and Mauritius signed a protocol amending the DTAA, which will likely result in higher taxes and lower returns for the Fund beginning on April 1, 2017.
Passive Management. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the SCIN Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Issuer Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Cash Transactions. The Fund typically effects creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.
International Closed Market Trading. Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund’s shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Authorized Participants Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (APs). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem shares of the Fund, the Fund’s shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 888.800.4347 or visiting columbiathreadneedleetf.com/emergingmarkets.
Columbia Management Investment Advisers, LLC has been the Fund’s investment manager since September 1, 2016.

6	Prospectus 2016

Columbia India Small Cap ETF
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2014	36.50%
	Worst	4th Quarter 2011	-26.42%
*	Year to Date return as of June 30, 2016: -6.49%
Average Annual Total Return as of December 31, 2015
	1 Year	5 Year	Since Inception (7/7/10)
Return Before Taxes	-8.53%	-5.59%	-3.38%
Return After Taxes on Distributions	-8.66%	-5.79%	-3.56%
Return After Taxes on Distributions and Sale of Fund Shares	-4.72%	-4.14%	-2.52%
Indxx India Small Cap Index (reflects no deductions for fees, expenses or taxes)	-7.06%	-4.43%	-2.02%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Purchase and Sale of Fund Shares
The Fund issues and redeems shares only through Authorized Participants (typically broker-dealers) in large blocks of shares, typically 50,000 shares, called Creation Units. Creation Units are issued and redeemed typically for an in-kind basket of securities. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. Because the Fund’s shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
Tax Information
The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Prospectus 2016	7

Columbia India Small Cap ETF
Summary of the Fund (continued)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8	Prospectus 2016

Columbia India Small Cap ETF
More Information About the Fund
Investment Objective
Columbia India Small Cap ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Small Cap Index (the SCIN Underlying Index). The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees (the Board or the Fund’s Board) without shareholder approval upon 60 days’ prior written notice. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Underlying Index. The SCIN Underlying Index is reconstituted annually. Except in certain circumstances described below, the Investment Manager will cause the Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the SCIN Underlying Index, whether occurring as a result of the annual reconstitution or corporate actions or changes to the index methodology in between annual reconstitutions. The Investment Manager will also rebalance the Fund’s portfolio securities, generally, quarterly. In recognition of longer settlement periods for non-U.S. market securities, the Investment Manager may, at times, cause the Fund to purchase or sell portfolio securities following publicly announced adjustments to the weighting or composition of the constituent securities of the SCIN Underlying Index but in advance of the implementation date of such adjustments. The Investment Manager will not cause the Fund to seek temporary defensive positions when equity markets decline or appear to be overvalued.
The Investment Manager intends to cause the Fund’s portfolio to replicate the constituent securities of the SCIN Underlying Index as closely as possible. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Investment Manager may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the SCIN Underlying Index, but may not track the SCIN Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire SCIN Underlying Index. For example, the Investment Manager may use a representative sampling if one or more of the component securities in the SCIN Underlying Index began to raise liquidity concerns, and the Investment Manager may determine to exclude those component securities from the Fund’s portfolio until the liquidity concerns were lifted. When securities are deleted from the SCIN Underlying Index, the Investment Manager will typically remove these securities from the Fund’s portfolio. However, in the discretion of the Investment Manager, the Fund may remain invested in securities that were deleted from the SCIN Underlying Index until the next rebalancing of the Fund.
The SCIN Underlying Index is rebalanced and reconstituted annually in March.
Concentration. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the SCIN Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by the U.S. government are not considered to be issued by members of any industry.
Depositary Receipts. ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (OTC). In general, there is a large, liquid market in the United States for many ADRs.
ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid certain currency risks during the settlement period for either purchases or sales.
GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign
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exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The Fund will generally price depositary receipts according to the exchange on which the depositary receipts trade for purposes of calculating its daily NAV.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Price Variance. Because the shares of the Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. For example, if the Fund fair values portfolio securities, the Fund’s NAV may deviate from the approximate per share value of the Fund’s published basket of portfolio securities (i.e., the intraday indicative value or IIV), which could result in the market prices for Fund shares deviating from NAV. However, given that Fund shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Fund shares called “Creation Units” directly from the Fund, management believes that large discounts or premiums to the NAV of Fund shares would not be sustained.
Non-Correlation. If the Investment Manager utilizes a representative sampling approach, the Fund’s return may not correlate as well with the return on the SCIN Underlying Index, as would be the case if the Fund held all of the securities in the SCIN Underlying Index with the same weightings as the SCIN Underlying Index. In addition, the Fund incurs a number of operating expenses not applicable to the SCIN Underlying Index, and incurs costs in buying and selling securities, especially when trading the Fund’s portfolio securities to reflect changes in the composition of the SCIN Underlying Index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of the SCIN Underlying Index to the extent the SCIN Underlying Index reflects stale pricing.
Index-Related Risk. During a period when the SCIN Underlying Index contains incorrect constituents, the Fund tracking the SCIN Underlying Index would have market exposure to such constituents and would be underexposed to the SCIN Underlying Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that losses resulting from errors may be borne by the Fund and its shareholders.
Market Liquidity for Fund Shares. If exchange officials deem it appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally, trading of shares of the Fund on the Exchange or another national securities exchange may be halted. If the Fund’s shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV.
Foreign Investment. There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign-domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments. These risks are generally greater in emerging and frontier markets.
Emerging Markets. Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more or less governmental involvement, supervision and regulation in the economy compared to the U.S.; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.
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In addition to the heightened risk level for foreign-domiciled companies discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:
■	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
■	Certain national policies, which may restrict the Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
■	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
■	Foreign taxation.
■	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
■	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
■	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
■	The pervasiveness of corruption and crime.
■	Certain emerging market countries may become subject to international sanctions that adversely affect the economy generally and may have a significant adverse effect on particular industries.
In addition, many of the countries in which the Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.
Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries.
Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in the Fund’s NAV.
Additionally, investments in certain emerging market countries may subject the Fund to a number of tax rules the application of which may be uncertain. Such emerging market countries may amend or revise their existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of an emerging market country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in emerging market countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.
Non-Diversification. Although the Fund is non-diversified for purposes of the Investment Company Act of 1940 (the 1940 Act), the Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the Code), in order to avoid
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liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of the Fund and result in non-correlation with the SCIN Underlying Index.
Industrials. The stock prices of companies in the industrials industry are affected by supply and demand both for their specific product or service and for industrials industry products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions affect the performance of companies in the industrials industry. Companies in the industrials industry may be adversely affected by environmental damages and product liability claims.
Foreign Currency. The Fund may invest in companies whose shares are denominated in a foreign currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.
Indian Securities. The performance of the Fund is closely tied to social, political, and economic conditions in India and may be more volatile than the performance of more geographically diversified funds. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
The Indian government has exercised, and continues to exercise, significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in the Fund’s portfolio. The Fund’s performance will also be affected by changes in value of the Indian rupee versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Indian rupee, an investment traded in the rupee will go down in value because it will be worth fewer U.S. dollars. Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and rupees.
Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to the Fund. Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, it may be difficult to obtain and enforce a judgment in a court in India. It may not be possible for the Fund to effect service of process in India, and if the Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets and which may impose additional costs on investment.
The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups. India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan. Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect the Fund. Agriculture occupies a prominent position in the Indian economy, alongside India’s service and industrial sectors. Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect the Fund.
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Mauritius Subsidiary. The Fund conducts its investment activities in India through a Subsidiary which is a wholly owned subsidiary of the Fund in the Republic of Mauritius. The Subsidiary will seek to maintain residency in Mauritius in order to allow the Fund to take advantage of the currently effective income tax treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty, absent fraud or other illegal activities. The Subsidiary has received a Tax Residence Certificate from the Mauritius Revenue Authority. However, a memorandum accompanying the Indian Finance Act, 2012, stated that a Tax Residence Certificate may not be sufficient for claiming treaty benefits.
Recently, however, general anti-avoidance rules (GAAR) have been introduced in India, the application of which might result in the Subsidiary not being entitled to the benefits of the treaty with India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2017, remains unclear as of the date of this Prospectus. Any assertion that the Subsidiary is in violation of GAAR when effective or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition of various taxes on the Subsidiary by India. Further, the governments of India and Mauritius recently signed a protocol amending the India-Mauritius treaty, which will likely result in the imposition of taxes on the alienation of shares in an Indian company by a Subsidiary beginning on April 1, 2017. If the Subsidiary satisfies certain limitation on benefits conditions under the amended treaty, the Subsidiary will qualify for a reduced tax rate on the alienation of shares during a transition period scheduled to expire on March 31, 2019. The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund.
Small Cap and Mid Cap Companies. Stocks of small cap and mid cap companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.
Liquidity. Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, the Fund may at times be unable to sell securities at favorable prices.
Depositary Receipts. The price at which the Fund’s securities may be sold and the value of the Fund’s shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored depositary receipts as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a depositary receipt differs from the local price of the underlying security used by the SCIN Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of the SCIN Underlying Index.
Cash Transactions. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. The Fund typically conducts all creations and redemptions in cash rather than in-kind. Because the Fund may effect redemptions partly or entirely in cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out
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over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.
Additional Investment Strategies and Policies
This section describes additional securities, instruments and strategies that may be utilized by the Fund that are not principal investment strategies of the Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by the Fund.
Redemption. As an ETF, the Fund intends to rely on an exemptive order issued by the SEC to the Trust that permits the Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell shares of the Fund in secondary market transactions on the Exchange through brokers.
Portfolio Turnover. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.
More information about the Fund’s investment strategies is presented in the Fund’s SAI, which is available from the Fund upon request or at the Fund’s website, columbiathreadneedleetf.com/emergingmarkets.
Disclosure of Portfolio Holdings
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is included in the Fund’s SAI. All holdings of the Fund are posted on a daily basis to the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
Special Risks of Exchange-Traded Funds
Not Individually Redeemable. Shares may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Fund shares to constitute a Creation Unit.
Trading Issues. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.
Precautionary Notes
A Precautionary Note to Retail Investors. The Depository Trust Company (DTC), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of each series of the Trust, including the Fund. Your ownership of Fund shares will be shown on the records of the DTC participant broker through whom you hold the shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
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A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares of the Fund may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the 1933 Act). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares of the Fund with an active selling effort involving solicitation of secondary market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.
A Precautionary Note to Investment Companies. For purposes of the 1940 Act, the Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including shares of the Fund. Investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.
Primary Service Providers
The Fund is a series of the Trust, an investment company registered under the 1940 Act. Each series of the Trust is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board appoints the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to mutual funds and ETFs using the Columbia brand and other brands, including the Fund. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund.
Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement, including fees paid thereunder, for a fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. If the Fund was to seek to rely on the order, holders of a majority of the Fund’s outstanding voting securities would need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time.
Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management discloses to the Board the nature of any such material relationships. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
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The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the investment advisory services provided to the Fund, the Investment Manager is entitled to receive a fee of 0.85% of daily average net assets.
A discussion regarding the basis for the Board’s approval of the investment management services agreement with Columbia Management will be available in the Fund’s semiannual report to shareholders for the fiscal period ended September 30, 2016.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Lo, CFA	Senior Portfolio Manager	Co-manager	September 2016
Frank Vallario	Portfolio Manager	Co-manager	July 2016
Mr. Lo joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Lo began his investment career in 1998 and earned a B.S. and M.E. from Rensselaer Polytechnic Institute and an M.B.A. from the Stern School of Business at New York University.
Mr. Vallario joined the Investment Manager in September 2016 as a portfolio manager when the Investment Manager acquired Emerging Global Advisors, LLC (EGA), which he joined in 2015 as a Senior Portfolio Manager. Prior to joining EGA, Mr. Vallario was an Executive Director – Quantitative Client Consultant, Northeast Hedge Funds, at MSCI Inc. since 2010. Mr. Vallario began his investment career in 1996 and earned a B.S. from Lehigh University and an M.B.A. from Rutgers University – Newark.
Other Service Providers
ALPS Distributors, Inc. (the Distributor), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund shares.
The Board has adopted a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Fund; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
Index Provider
The SCIN Underlying Index is compiled by Indxx. Indxx is not affiliated with the Fund or Columbia Management. The Fund is entitled to use the SCIN Underlying Index pursuant to a sub-licensing arrangement with Columbia Management, which in turn has a licensing agreement with Indxx. Indxx or its agent also serves as calculation agent for the SCIN Underlying Index (the Indxx Index Calculation Agent). The Indxx Index Calculation Agent is responsible for the management of the day-to-day operations of the SCIN Underlying Index, including calculating the value of the SCIN Underlying Index every 15 seconds, widely disseminating the SCIN Underlying Index values every 15 seconds and tracking corporate actions resulting in adjustments to the SCIN Underlying Index.
The value of SCIN Underlying Index will be disseminated under the following ticker:
Indxx India Small Cap Total Return Index: ISCINT.
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Indxx is a service mark of Indxx and has been licensed for use for certain purposes by Columbia Management. The Fund is not sponsored, endorsed, sold or promoted by Indxx. Indxx makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. Indxx’s only relationship to Columbia Management is the licensing of certain trademarks, trade names and service marks of Indxx and of the Indxx India Small Cap Index, which is determined, composed and calculated by Indxx without regard to Columbia Management or the Fund. Indxx has no obligation to take the needs of Columbia Management or the shareholders of the Fund into consideration in determining, composing or calculating the Indxx India Small Cap Index. Indxx is not responsible for and has not participated in the determination of the timing, amount or pricing of the Fund’s shares to be issued or in the determination or calculation of the equation by which the Fund’s shares are to be converted into cash. Indxx has no obligation or liability in connection with the administration, marketing or trading of the Fund.
Indxx, its affiliates, sources and distribution agents (together, the IIV Calculation Agents) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Fund or any data related thereto (collectively, the Data); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agents do not make any warranties, express or implied to any investor in the Fund, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Fund or other person in connection with the use of the Data. The IIV Calculation Agents shall not be liable to any investors in the Fund or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.
Columbia Management and its licensors do not guarantee the accuracy and/or the completeness of the Indxx India Small Cap Index or any data included therein, and neither Columbia Management nor its licensors shall have any liability for any errors, omissions or interruptions therein. Columbia Management and its licensors make no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indxx India Small Cap Index or any data included therein. Columbia Management and its licensors make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indxx India Small Cap Index or any data included therein. Without limiting any of the foregoing, in no event shall Columbia Management or its licensors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indxx India Small Cap Index, even if notified of the possibility of such damages.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager provides various services to the Fund and other Columbia Funds for which it is compensated. Ameriprise Financial and its affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
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Columbia India Small Cap ETF
More Information About the Fund (continued)
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory, Principal Underwriting and Other Service Arrangements — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
18	Prospectus 2016

Columbia India Small Cap ETF
Buying and Selling Fund Shares
Most investors will buy and sell shares of the Fund at market prices in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on the Exchange. Fund shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Fund shares through a broker, investors should expect to incur customary brokerage commissions. As a result, investors may receive less than the NAV of the Fund shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.
Share Trading Prices
The trading prices of shares of the Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of portfolio securities every 15 seconds (the intraday indicative value or IIV). The IIV should not be viewed as a “real-time” update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on the Fund’s actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. The Fund, Columbia Management and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, Columbia Management and their affiliates do not make any warranty as to the accuracy of these calculations.
Frequent Purchases and Redemptions of the Fund’s Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions (market timing). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund’s shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its shares at NAV per share, either for cash or for a basket of securities and cash intended to mirror the Fund’s portfolio. The Fund’s shares may then be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (Authorized Participants) and that the vast majority of trading in Fund shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause any of the harmful effects of market timing, which include: dilution, disruption of portfolio management, increases in the Fund’s trading costs, and the realization of capital gains.
To the extent that trades directly with the Fund are effected in-kind (i.e., for securities), those trades also do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades directly with the Fund are effected wholly or partly in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund employs fair valuation pricing, which is intended to minimize potential dilution from market timing. The Fund also imposes transaction fees on in-kind purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an Authorized Participant wholly or partly substitutes cash for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) market timing on the secondary market does not have a material negative impact on the Fund; (b) it is unlikely that market timing would be attempted by an Authorized Participant; and (c) any attempts to market time an Authorized Participant would not be expected to negatively impact the Fund or its shareholders.
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Columbia India Small Cap ETF
Buying and Selling Fund Shares (continued)
Pricing Fund Shares
The trading price of the Fund’s shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
The Fund’s NAV is calculated by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding. The NAV for the Fund is determined once daily as of the end of the Business Day (as defined by this paragraph). A Business Day is any day that the New York Stock Exchange (NYSE) is open and typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the Business Day will be considered to end as of the time of the NYSE’s scheduled close. For purposes of this section only, the Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the end of the Business Day on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the end of the Business Day on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.
Securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. The Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which the Fund’s NAV is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its shares, such as when trading takes place in countries on days that are not a Business Day.
Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the SCIN Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the SCIN Underlying Index. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Fund. Use of a rate different from the rate used by the SCIN Underlying Index may adversely affect the Fund’s ability to track the SCIN Underlying Index.
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Columbia India Small Cap ETF
Dividends, Distributions and Taxes
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.
As with any investment, you should consider how your investment in the Fund’s shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:
■	The Fund makes distributions;
■	You sell your shares of the Fund listed on the Exchange; and
■	You purchase or redeem Creation Units.
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally will not pay federal income tax on the income and gains it distributes to you. The Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. However, the officers of the Trust are authorized in their discretion not to pay a dividend for the Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. The Fund will declare and pay net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. Distributions may be reinvested automatically in additional whole shares of the Fund only if the broker through whom you purchased Fund shares makes such option available.
Annual Statements
Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.
Avoid “Buying a Dividend”
At the time you purchase your Fund shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”
Tax Considerations
Fund Distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
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Columbia India Small Cap ETF
Dividends, Distributions and Taxes (continued)
If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund shares generally is treated as long-term capital gain or loss if the Fund shares have been held for more than one year and as short-term capital gain or loss if the Fund shares have been held for one year or less. The ability to deduct capital losses may be limited.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service (IRS), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup Withholding. By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Fund shares. Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), a 30% withholding tax is imposed on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares.
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Columbia India Small Cap ETF
Dividends, Distributions and Taxes (continued)
Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.
Mauritius Tax Status
The Fund conducts its investment activities in India through a Subsidiary, which is a wholly owned subsidiary of the Fund. The Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes. As a tax resident of Mauritius, the Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the Treaty). In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, the Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. The Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. The Subsidiary has applied for and obtained a tax residence certificate (TRC) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.
The Indian Finance Act, 2012 (the Finance Act) has made the submission of a tax residency certificate containing prescribed particulars mandatory for claiming Treaty benefits. A memorandum accompanying the Finance Act further states that the tax residency certificate may not be sufficient for claiming Treaty benefits. In 2013, the Mauritius Financial Services Commission revised the Guide to Global Business 1 to enhance the level of substance required to be demonstrated by Mauritius based entities for holding a Category 1 Global Business License. The governments of India and Mauritius recently signed a protocol amending the Treaty, which will likely result in the imposition of taxes on the alienation of shares in an Indian company by the Subsidiary beginning on April 1, 2017. If the Subsidiary satisfies certain limitation on benefits conditions under the amended Treaty, the Subsidiary will qualify for a reduced tax rate on the alienation of shares during a transition period scheduled to expire on March 31, 2019. Until the amendment to the Treaty becomes effective, the tax consequences described below continue to be applicable to the investments by the Subsidiary.
The Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income. However, the Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by the Subsidiary to the Fund are exempt from Mauritius tax. Provided that the Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by the Subsidiary is as follows:(i) Long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India.(ii) Short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty. Absent the Treaty the Indian tax rate on short-term capital gains realized from sale of investments held for 12 months or less is 15% (plus surcharges).(iii) Indian companies making distributions are liable to a dividend distribution tax equivalent to 15% (plus surcharges) of the dividends distributed. Dividends subject to the dividend distribution tax are free of Indian tax when paid to the Subsidiary.(iv) Any interest income earned on Indian securities is subject to withholding tax in India up to a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.
The Subsidiary endeavors to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Accordingly, management believes that the Subsidiary should be able to obtain the benefits of the Treaty, which ultimately benefits the Fund. However, there can be no assurance that the Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiary was upheld by the Supreme Court of India, no
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Columbia India Small Cap ETF
Dividends, Distributions and Taxes (continued)
assurance can be given that the terms of the Treaty will not be subject to reinterpretation in the future. Recently, general anti-avoidance rules (GAAR) were introduced in India the application of which might result in the Subsidiary not being entitled to the benefits of the Treaty. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2017, remains unclear as of the date of this Prospectus.
It is currently not clear whether income from the Subsidiary will be classified as “capital gains” income or as “business income” under Indian law. However, this distinction should not affect the ultimate tax consequences to the Subsidiary or the Fund. Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that the Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Subsidiary does not have a permanent establishment in India. The Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and Columbia Management will make investment decisions regarding securities orders outside of India. If the Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).
Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (STT), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. In the event that the benefits of the Treaty are not available to a foreign company or a foreign company is held to have a permanent establishment in India, the foreign company may be subject to a minimum alternate tax (MAT). Based on a recent announcement by the Indian Ministry of Finance that it will pursue legislation clarifying that MAT does not apply to investment funds and will instruct revenue assessors that the government agrees that MAT does not apply, it is anticipated that MAT will not apply to the Subsidiary. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the Subsidiary and thus reduce the return to Fund shareholders.
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Columbia India Small Cap ETF
Premium/Discount Information
The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other ETFs, the market price of the Fund’s shares is typically slightly higher or slightly lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.
Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in the Fund’s market price but not in its NAV (or vice versa).
Information showing the difference between the per share NAV of the Fund and the market trading price of shares of the Fund during various time periods is available by visiting the Fund’s website at columbiathreadneedleetf.com/emergingmarkets.
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Columbia India Small Cap ETF
Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the Fund since inception. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.
For a share outstanding throughout each period
Columbia India Small Cap ETF (Consolidated)

	For the Year Ended March 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$17.48	$12.74	$12.45	$14.39	$19.29
Investment operations:
Net investment income(1)	0.06	0.05	0.26	0.10	0.14
Net realized and unrealized gain (loss) on investments and foreign currency translations	(3.86)	4.77	0.25	(1.94)	(4.88)
Total from investment operations	(3.80)	4.82	0.51	(1.84)	(4.74)
Distributions to shareholders:
Net investment income	(0.09)	(0.08)	(0.22)	(0.10)	(0.16)
Return of Capital	—	—	—	(0.00) (4)	—
Total distributions	(0.09)	(0.08)	(0.22)	(0.10)	(0.16)
Net asset value, end of year	$13.59	$17.48	$12.74	$12.45	$14.39
NET ASSET VALUE TOTAL RETURN(2)	(21.78)%	37.86%	4.29%	(12.87)%	(24.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,027	$28,850	$16,560	$21,163	$26,616
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers(3)	0.86% (7)	0.92% (6)	0.86% (5)	0.85%	0.85%
Expenses, prior to expense reimbursements/waivers(3)	0.86% (7)	0.92% (6)	0.86% (5)	2.09%	2.26%
Net investment income	0.40%	0.33%	2.36%	0.76%	0.84%
Portfolio turnover rate	45%	117%	56%	43%	125%

(1)	Based on average shares outstanding.
(2)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the applicable periods shown, the total return would have been lower if certain expenses had not been reduced.
(3)	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee (See Note 9).
(4)	Less than $(0.005).
(5)	The ratio includes 0.01% for the year ended March 31, 2014 attributed to tax expense, which is outside the Unified Fee.
(6)	The ratio includes 0.07% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unified Fee.
(7)	The ratio includes 0.01% for the year ended March 31, 2016 attributed to tax expense, which is outside the Unified Fee.
26	Prospectus 2016

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Columbia India Small Cap ETF
225 Franklin Street
Boston, MA 02110
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
225 Franklin Street
Boston, MA 02110
By Telephone: 888.800.4347
Online: columbiathreadneedleetf.com/emergingmarkets
Additionally, you can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia ETF Trust II (formerly EGA Emerging Global Shares Trust), of which the Fund is a series, is 811-22255.
PRO281_03_F02_(10/16)